As filed with the Securities and Exchange Commission on 8/6/2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

Annual Report

May 31, 2020

Elements U.S. Portfolio

Elements U.S. Small Cap Portfolio

Elements International Portfolio

Elements International Small Cap Portfolio

Elements Emerging Markets Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Portfolios’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

Management’s Discussion of Fund Performance

US Equity Market Review

For the 12 months ended May 31, 2020, the large cap U.S. stock market, as measured by the Russell 1000,i returned 12.53%, and the small cap U.S. stock market, as measured by the Russell 2000,ii returned -3.47%. During this period, large cap stocks outperformed small cap stocks, and growth securities stocks outperformed value stocks in the U.S. market.

Name	Total Return in USD
Russell 1000	12.54%
Russell 1000 Valueiii	-1.66%
Russell 1000 Growthiv	26.25%
Russell 2000	-3.44%
Russell 2000 Value[v]	-14.72%
Russell 2000 Growthvi	7.30%

Elements U.S. Portfolio

The Elements U.S. Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on U.S. companies, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium.vii

For the 12 months ended May 31, 2020, total returns were 11.01% for the Portfolio and 12.54% for the Russell 1000 Index. The performance of the Portfolio was primarily driven by the broad trend of the market for U.S. companies as illustrated by the Russell 1000 Index. The Portfolio’s lower return relative to the Russell 1000 Index was primarily driven by the underperformance of the value and size factors and was partially offset by the outperformance of the quality factor. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

Elements U.S. Small Cap Portfolio

The Elements U.S. Small Cap Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on small capitalization U.S. companies, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium.vii

For the 12 months ended May 31, 2020, total returns were -3.88% for the Portfolio and -3.44% for the Russell 2000 Index. The performance of the Portfolio was primarily driven by the broad trend of the market for small capitalization U.S. companies as illustrated by the Russell 2000 Index. The Portfolio’s lower return relative to the Russell 2000 Index was primarily driven by the underperformance of the value factor. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

International Developed Market Review

For the 12 months ended May 31, 2020, large cap developed markets, as measured by the MSCI World ex US Index, returned -2.58%, and small cap developed markets, as measured by the MSCI World ex US Small Cap Index returned -0.19%. During this period, small cap stocks outperformed large cap stocks and growth stocks outperformed value stocks in the international developed markets.

Name	Total Return in USD
MSCI World ex USAviii	-2.58%
MSCI World ex USA Valueix	-12.89%
MSCI World ex USA Growth[x]	7.71%
MSCI World ex USA Small Capxi	-0.19%
MSCI World ex USA Small Cap Valuexii	-8.12%
MSCI World ex USA Small Cap Growthxiii	7.39%

Past performance does not guarantee future results. Indices are not investable and do not reflect any fees or transaction costs.

Elements Portfolios	Annual Report	May 31, 2020

Management’s Discussion of Fund Performance

Elements International Portfolio

The Elements International Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on companies associated with countries with developed markets, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium.vii

For the 12 months ended May 31, 2020, total returns were -1.98% for the Portfolio and -2.58% for the MSCI World ex USA Index (net of dividends). The performance of the Portfolio was primarily driven by the broad trend of the market for developed markets companies and related currency moves, as illustrated by the MSCI World ex USA Index. The Portfolio’s higher return relative to the MSCI World ex USA Index was primarily driven by the outperformance of the quality factor. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

Elements International Small Cap Portfolio

The Elements International Small Cap Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives on small capitalization companies associated with countries with developed markets, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium.vii

For the 12 months ended May 31, 2020, total returns were -3.33% for the Portfolio and -0.19% for the MSCI World ex USA Small Cap Index (net of dividends). The performance of the Portfolio was primarily driven by the broad trend of the market for small capitalization developed markets companies and related currency moves as illustrated by the MSCI World ex USA Small Cap Index. The Portfolio’s lower return relative to the MSCI World ex USA Small Cap Index was primarily driven by the underperformance of the value and size factors and was partially offset by the outperformance of the quality factor. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

Emerging Market Review

For the 12 months ended May 31, 2020, the performance of the emerging markets, as measured by MSCI Emerging Markets Index,xiv returned -4.05%. During this period, growth stocks strongly outperformed value stocks in the emerging markets.

Name	Total Return in USD
MSCI Emerging Markets	-4.05%
MSCI Emerging Markets Valuexv	-15.38%
MSCI Emerging Markets Growthxvi	7.68%

Elements Emerging Markets Portfolio

The Elements Emerging Markets Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities or derivatives associated with countries with emerging markets, with a focus on intuitive risk factors such as size, value, momentum, and quality that the Adviser believes may contribute to a positive equity risk premium.vii

For the 12 months ended May 31, 2020, total returns were -5.11% for the Portfolio and -4.05% for the MSCI Emerging Markets Index (net of dividends). The performance of the Portfolio was primarily driven by the broad trend of the market for emerging markets companies and related currency moves, as illustrated by the MSCI Emerging Markets Index. The Portfolio’s lower return relative to the MSCI Emerging Markets Index was primarily driven by the underperformance of the value and size factors. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

Past performance does not guarantee future results. Indices are not investable and do not reflect any fees or transaction costs.

Elements Portfolios	Annual Report	May 31, 2020

Management’s Discussion of Fund Performance

Investors should carefully consider the risks and investment objectives of the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio, and Elements Emerging Markets Portfolio (collectively, the “Portfolios”), as an investment in a Portfolio may not be appropriate for all investors and the Portfolios are not designed to be a complete investment program. There can be no assurance that the Portfolios will achieve their investment objectives. An investment in the Portfolios involves a high degree of risk. It is possible that investing in a Portfolio may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment. Before investing in a Portfolio, an investor should read the discussion of the risks of investing in the Portfolio in the prospectus.

Investing in portfolios involves risks. Principal loss is possible.

Economic, political, and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, you may lose money, even over the long term. Securities of smaller companies are often less liquid than those of larger companies, and smaller companies are generally more vulnerable to adverse business or economic developments and may have more limited resources. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets and may give rise to foreign currency risk. Securities of companies that exhibit other factors such as value, momentum or quality may be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. If a Portfolio uses derivatives, such Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks, including risks associated with liquidity, interest rates, market movements and valuation. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all and that the value of collateral securing a securities loan or similar transaction falls. Please see the prospectus for a complete list of risks.

Each Portfolio is classified as non-diversified under the Investment Company Act of 1940. Each Portfolio is an open-end management investment company.

The Portfolios’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Portfolios. You can obtain a copy of the Portfolios’ prospectus by calling 855-609-3680 or visiting www.elementsfunds.com. The prospectus should be read carefully before investing.

The Elements Portfolios are distributed by ALPS Distributors, Inc. SRG001493(1)

[i]	The Russell 1000 Index comprises the largest 1000 companies in the Russell 3000 Index.
ii	The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index.
iii	The Russell 1000 Value Index comprises the companies in the Russell 1000 Index which exhibit value characteristics. Value is defined as lower price-to-book and lower expected earnings growth rates.
iv

The Russell 1000 Growth Index comprises the companies in the Russell 1000 Index which exhibit growth characteristics. Growth is defined as higher price-to-book and higher expected earnings growth rates.

[v]	The Russell 2000 Value Index comprises the companies in the Russell 2000 Index which exhibit value characteristics. Value is defined as lower price-to-book and lower expected earnings growth rates.
vi

The Russell 2000 Growth Index comprises the companies in the Russell 2000 Index which exhibit growth characteristics. Growth is defined as higher price-to-book and higher expected earnings growth rates.

vii

The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities.

viii	The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets countries – excluding the United States.
ix

The MSCI World ex USA Value Index captures large and mid cap representation exhibiting value style characteristics across 22 of 23 Developed Markets countries – excluding the United States. Value characteristics are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Past performance does not guarantee future results. Indices are not investable and do not reflect any fees or transaction costs.

Elements Portfolios	Annual Report	May 31, 2020

Management’s Discussion of Fund Performance

[x]

The MSCI World ex USA Growth Index captures large and mid cap representation exhibiting growth style characteristics across 22 of 23 Developed Markets countries – excluding the United States. Growth characteristics area defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long term historical EPS growth trend and long term historical sales per share growth trend.

xi	The MSCI World ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets countries – excluding the United States.
xii

The MSCI World ex USA Small Cap Value Index captures small cap representation exhibiting value style characteristics across 22 of 23 Developed Markets countries – excluding the United States. Value characteristics are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

xiii

The MSCI World ex USA Small Cap Growth Index captures small cap representation exhibiting growth style characteristics representation across 22 of 23 Developed Markets countries – excluding the United States. Growth characteristics area defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long term historical EPS growth trend and long term historical sales per share growth trend.

xiv	The MSCI Emerging Markets Index captures large and mid cap representation across 26 Emerging Markets countries.
xv

The MSCI Emerging Markets Value Index captures large and mid cap representation exhibiting value style characteristics across 26 Emerging Markets countries. Value characteristics are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

xvi

The MSCI Emerging Markets Growth Index captures large and mid cap representation exhibiting growth style characteristics across 26 Emerging Markets countries. Growth characteristics area defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long term historical EPS growth trend and long term historical sales per share growth trend.

Past performance does not guarantee future results. Indices are not investable and do not reflect any fees or transaction costs.

Elements Portfolios	Annual Report	May 31, 2020

ELEMENTS U.S. PORTFOLIO

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on April 3, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fee and partial reimbursement of the Portfolio’s expenses by Stone Ridge Asset Management LLC (“Stone Ridge”). Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2022 and to pay or otherwise bear expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the applicable share class of the Portfolio, for the period from October 1, 2019 through September 30, 2020 to 0.15% for Class M shares and 0.05% for Class Y shares, in each case of the average daily net assets attributable to such class. Fee waivers and expense reimbursement may be discontinued after that date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Russell 1000 Index is an unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED MAY 31, 2020)
	1-year period ended 5/31/20	Since Commencement of Operations (4/3/17)

Elements U.S. Portfolio	11.01%	8.70%

Russell 1000 Index	12.54%	10.34%

Elements Portfolios	Annual Report	May 31, 2020

Elements U.S. Small Cap Portfolio

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on April 3, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fee and partial reimbursement of the Portfolio’s expenses by Stone Ridge. Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2022 and to pay or otherwise bear expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the applicable share class of the Portfolio, for the period from October 1, 2019 through September 30, 2020, to 0.15% for Class M shares and 0.05% for Class Y shares, in each case of the average daily net assets attributable to such class. Fee waivers and expense reimbursement may be discontinued after that date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Russell 2000 Index is an unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED MAY 31, 2020)
	1-year period ended 5/31/20	Since Commencement of Operations (4/3/17)

Elements U.S. Small Cap Portfolio	-3.88%	-0.19%

Russell 2000 Index	-3.44%	1.57%

Elements Portfolios	Annual Report	May 31, 2020

Elements International Portfolio

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fee and partial reimbursement of the Portfolio’s expenses by Stone Ridge. Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2022 and to pay or otherwise bear expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the applicable share class of the Portfolio, for the period from October 1, 2019 through September 30, 2020, to 0.20% for Class M shares and 0.10% for Class Y shares, in each case of the average daily net assets attributable to such class. Fee waivers and expense reimbursement may be discontinued after that date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The MSCI World ex USA Index is a free-float adjusted index which captures large- and mid-cap representation across 22 of 23 developed market countries, as determined by MSCI, excluding the United States. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends net of withholding tax.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED MAY 31, 2020)
	1-year period ended 5/31/20	Since Commencement of Operations (5/1/17)

Elements International Portfolio	-1.98%	-0.22%

MSCI World ex USA Index	-2.58%	0.82%

Elements Portfolios	Annual Report	May 31, 2020

Elements International Small Cap Portfolio

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fee and partial reimbursement of the Portfolio’s expenses by Stone Ridge. Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2022 and to pay or otherwise bear expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the applicable share class of the Portfolio, for the period from October 1, 2019 through September 30, 2020, to 0.20% for Class M shares and 0.10% for Class Y shares, in each case of the average daily net assets attributable to such class. Fee waivers and expense reimbursement may be discontinued after that date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The MSCI World ex USA Small Cap Index is a free-float adjusted index which captures small-cap representation across 22 or 23 developed market countries, as determined by MSCI, excluding the United States. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends net of withholding tax.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED MAY 31, 2020)
	1-year period ended 5/31/20	Since Commencement of Operations (5/1/17)

Elements International Small Cap Portfolio	-3.33%	-1.19%

MSCI World ex USA Small Cap Index	-0.19%	1.10%

Elements Portfolios	Annual Report	May 31, 2020

Elements Emerging Markets Portfolio

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on June 1, 2017 (commencement of operations). Returns shown reflect the reinvestment of all dividends, and are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fee and partial reimbursement of the Portfolio’s expenses by Stone Ridge. Stone Ridge has contractually agreed to waive its management fee entirely through September 30, 2022 and to pay or otherwise bear expenses as necessary to limit total annualized expenses, other than certain excluded expenses, of the applicable share class of the Portfolio, for the period from October 1, 2019 through September 30, 2020, to 0.20% for Class M shares and 0.10% for Class Y shares, in each case of the average daily net assets attributable to such class. Fee waivers and expense reimbursement may be discontinued after that date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Portfolio would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The MSCI Emerging Markets Index is a free-float weighted equity index which captures large and mid-cap representation across Emerging Markets countries, as determined by MSCI. The Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment. Returns shown for the index include reinvestment of all dividends net of withholding tax.

TOTAL RETURNS (FOR PERIOD ENDED MAY 31, 2020)
	1-year period ended 5/31/20	Since Commencement of Operations (6/1/17)

Elements Emerging Markets Portfolio	-5.11%	-0.63%

MSCI Emerging Markets Index	-4.05%	-0.15%

Elements Portfolios	Annual Report	May 31, 2020

ALLOCATION OF PORTFOLIO HOLDINGS AT MAY 31, 2020 (Unaudited)

ELEMENTS U.S. PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$89,601,605	19.8%

Consumer Discretionary	80,073,850	17.7%

Consumer Staples	62,213,856	13.7%

Industrials	53,751,493	11.8%

Financials	51,384,081	11.3%

Health Care	40,783,620	9.0%

Communication Services	33,136,235	7.3%

Materials	20,662,827	4.6%

Energy	10,032,116	2.2%

Utilities	5,186,391	1.1%

Other(1)	6,942,628	1.5%
Total Net Assets	$453,768,702

ELEMENTS INTERNATIONAL PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$30,910,183	18.8%

Information Technology	24,185,511	14.7%

Consumer Discretionary	21,490,901	13.1%

Consumer Staples	16,637,574	10.1%

Communication Services	15,447,475	9.4%

Financials	14,452,307	8.8%

Health Care	11,403,325	7.0%

Real Estate	10,724,785	6.5%

Materials	8,096,968	4.9%

Energy	3,918,900	2.4%

Utilities	1,324,402	0.8%

Other(1)	5,830,212	3.5%
Total Net Assets	$164,422,543

ELEMENTS U.S. SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$37,848,554	23.0%

Consumer Discretionary	26,284,198	16.1%

Information Technology	22,855,667	13.9%

Financials	18,445,139	11.2%

Health Care	16,661,549	10.1%

Consumer Staples	6,783,375	4.1%

Materials	5,134,646	3.1%

Energy	5,113,548	3.1%

Communication Services	4,073,792	2.5%

Utilities	917,277	0.6%

Real Estate	499,612	0.3%

Other(1)	19,697,573	12.0%
Total Net Assets	$164,314,930

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Industrials	$36,633,081	22.0%

Information Technology	28,012,454	16.8%

Consumer Discretionary	25,119,775	15.1%

Consumer Staples	18,175,090	10.9%

Communication Services	12,940,250	7.8%

Materials	9,932,365	6.0%

Health Care	8,732,016	5.2%

Financials	8,467,595	5.1%

Real Estate	6,383,329	3.7%

Energy	2,765,063	1.6%

Utilities	2,607,415	1.5%

Other(1)	7,041,227	4.3%
Total Net Assets	$166,809,660

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

ALLOCATION OF PORTFOLIO HOLDINGS AT MAY 31, 2020 (Unaudited)

ELEMENTS EMERGING MARKETS PORTFOLIO PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$49,804,107	21.8%

Communication Services	29,760,082	13.1%

Consumer Staples	19,695,749	8.7%

Consumer Discretionary	19,256,959	8.4%

Industrials	18,970,584	8.3%

Financials	17,247,802	7.6%

Energy	16,207,255	7.1%

Real Estate	14,691,202	6.4%

Materials	13,045,470	5.7%

Health Care	11,483,762	5.0%

Utilities	2,051,772	0.9%

Other(1)	15,921,673	7.0%
Total Net Assets	$228,136,417

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 98.5%
Automobiles & Components - 0.9%
Aptiv PLC (a)	700	$52,745
BorgWarner, Inc.	6,399	205,728
Ford Motor Co.	285,653	1,631,079
Gentex Corp.	37,128	981,664
Goodyear Tire & Rubber Co.	65,138	495,700
Lear Corp.	7,363	780,846

		4,147,762

Banks - 2.3%
Associated Banc-Corp.	88,996	1,246,834
Bank of America Corp.	48,700	1,174,644
BankUnited, Inc.	12,100	223,608
Citizens Financial Group, Inc.	2,600	62,660
Commerce Bancshares, Inc.	1,462	93,173
East West Bancorp, Inc.	3,503	122,430
First Hawaiian, Inc.	27,574	475,652
First Horizon National Corp.	73,639	688,525
KeyCorp	8,452	100,156
M&T Bank Corp.	1,200	126,792
MGIC Investment Corp.	209,405	1,719,215
PacWest Bancorp	1,100	19,041
Popular, Inc. (a)	25,980	1,025,950
Regions Financial Corp.	87,314	987,521
Sterling Bancorp	44,901	552,282
Synovus Financial Corp.	291	5,584
Texas Capital Bancshares, Inc. (b)	10,677	285,717
Umpqua Holdings Corp.	97,515	1,110,696
Wells Fargo & Co.	9,947	263,297
Western Alliance Bancorp	4,583	174,842

		10,458,619

Capital Goods - 8.3%
3M Co.	1,630	254,997
Acuity Brands, Inc.	2,380	205,037
AECOM (b)	27,176	1,053,614
AGCO Corp.	21,989	1,214,452
Allegion PLC (a)	1,447	144,266
Allison Transmission Holdings, Inc.	21,629	815,846
AMETEK, Inc.	10,042	920,952
AO Smith Corp.	18,819	893,903
Armstrong World Industries, Inc.	3,189	240,419
Carlisle Cos., Inc.	900	107,874
Caterpillar, Inc.	578	69,435
Crane Co.	23,514	1,310,200
Cummins, Inc.	4,117	698,243
Curtiss-Wright Corp.	4,032	404,410
Donaldson Co., Inc.	24,440	1,159,678
Dover Corp.	6,650	646,712
Eaton Corp. PLC (a)	3,323	282,123
Emerson Electric Co.	2,500	152,550
Flowserve Corp.	5,900	153,990
Fluor Corp.	4,500	52,245
Fortive Corp.	745	45,430
Fortune Brands Home & Security, Inc.	9,837	599,664
Gates Industrial Corp. PLC (a)(b)	58,171	584,619
General Dynamics Corp.	800	117,464
Graco, Inc.	12,026	579,773

	SHARES	FAIR VALUE
Capital Goods - 8.3% (continued)
GrafTech International Ltd. (c)	185,633	$1,269,730
HD Supply Holdings, Inc. (b)	22,789	722,639
HEICO Corp. - Class A	23,474	1,970,642
HEICO Corp.	3,515	354,171
Hexcel Corp.	17,418	630,357
Howmet Aerospace, Inc.	4,200	54,936
Hubbell, Inc.	3,557	435,448
Huntington Ingalls Industries, Inc.	604	120,734
IDEX Corp.	4,869	775,973
ITT, Inc.	15,756	909,121
Jacobs Engineering Group, Inc.	7,514	631,326
Johnson Controls International PLC (a)	7,670	240,915
Lincoln Electric Holdings, Inc.	4,773	392,197
Masco Corp.	2,666	124,369
Middleby Corp. (b)	2,600	177,060
MSC Industrial Direct Co., Inc.	21,915	1,519,586
Northrop Grumman Corp.	300	100,560
nVent Electric PLC (a)	69,453	1,273,073
Oshkosh Corp.	9,983	716,979
Owens Corning	7,655	401,888
Pentair PLC (a)	18,514	724,638
Raytheon Technologies Corp.	22,485	1,450,732
Regal Beloit Corp.	7,025	558,769
Resideo Technologies, Inc. (b)	39,764	280,734
Sensata Technologies Holding PLC (a)(b)	8,939	318,675
Snap-on, Inc.	370	47,985
Spirit AeroSystems Holdings, Inc.	7,684	166,512
Teledyne Technologies, Inc. (b)	210	78,565
Textron, Inc.	40,610	1,257,692
Timken Co.	8,700	370,098
Toro Co.	6,868	488,109
Trane Technologies PLC (a)	4,300	387,903
Univar Solutions, Inc. (b)	7,473	115,533
Valmont Industries, Inc.	9,066	1,033,524
Watsco, Inc.	406	72,231
WESCO International, Inc. (b)	75,658	2,519,411
Westinghouse Air Brake Technologies Corp.	292	17,832
Woodward, Inc.	3,040	208,483
WW Grainger, Inc.	3,658	1,132,590
Xylem, Inc.	10,252	680,118

		37,439,734

Commercial & Professional Services - 1.9%
Cintas Corp.	5,039	1,249,470
Clean Harbors, Inc. (b)	7,349	436,457
Copart, Inc. (b)	8,763	783,325
IHS Markit Ltd. (a)	2,445	169,830
KAR Auction Services, Inc.	48,337	693,636
ManpowerGroup, Inc.	10,149	701,702
Republic Services, Inc.	12,541	1,071,754
Robert Half International, Inc.	45,238	2,295,376
Rollins, Inc.	15,070	629,926
TransUnion	5,100	440,079
Waste Management, Inc.	996	106,323

		8,577,878

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 2.9%
Brunswick Corp.	2,901	$159,584
Capri Holdings Ltd. (a)(b)	6,171	92,812
Carter’s, Inc.	1,352	116,150
Columbia Sportswear Co.	1,399	102,211
DR Horton, Inc.	15,529	858,754
Garmin Ltd. (a)	13,226	1,192,588
Hanesbrands, Inc.	946	9,328
Hasbro, Inc.	35	2,573
Lennar Corp. - A Shares	26,492	1,601,706
Lennar Corp. - B Shares	318	14,272
Newell Brands, Inc.	107,454	1,413,020
Nike, Inc.	17,790	1,753,738
NVR, Inc. (b)	428	1,378,849
PulteGroup, Inc.	46,093	1,565,779
PVH Corp.	8,815	400,818
Ralph Lauren Corp.	4,859	366,903
Skechers U.S.A., Inc. (b)	14,431	451,979
Tapestry, Inc.	45,616	620,378
Tempur Sealy International, Inc. (b)	900	58,707
Toll Brothers, Inc.	5,183	167,463
Under Armour, Inc. - Class A (b)	13,487	118,011
Under Armour, Inc. - Class C (b)	71,188	559,538

		13,005,161

Consumer Services - 0.6%
Aramark	12,608	326,421
Choice Hotels International, Inc.	2,384	192,699
Domino’s Pizza, Inc.	894	344,941
Extended Stay America, Inc.	56,575	650,612
Grand Canyon Education, Inc. (b)	500	48,795
H&R Block, Inc.	1,100	18,700
Hilton Grand Vacations, Inc. (b)	610	13,139
Hyatt Hotels Corp.	7,223	397,915
International Game Technology PLC (a)	8,600	72,498
Service Corp. International	2,310	91,083
ServiceMaster Global Holdings, Inc. (b)	18,604	612,072
Six Flags Entertainment Corp.	1,500	34,470
Wyndham Destinations, Inc.	532	16,918

		2,820,263

Diversified Financials - 3.6%
Affiliated Managers Group, Inc.	5,192	345,891
Bank of New York Mellon Corp.	4,100	152,397
Berkshire Hathaway, Inc. (b)	35,769	6,638,011
BGC Partners, Inc.	72,204	185,925
Capital One Financial Corp.	300	20,412
Cboe Global Markets, Inc.	5,285	562,641
Discover Financial Services	1,600	76,016
E*TRADE Financial Corp.	48,461	2,206,914
Evercore, Inc.	12,137	668,870
Janus Henderson Group PLC (a)	38,700	834,372
Legg Mason, Inc.	867	43,202
LPL Financial Holdings, Inc.	4,153	296,483
MarketAxess Holdings, Inc.	800	406,872
Morningstar, Inc.	4,259	652,990
Nasdaq, Inc.	200	23,692
OneMain Holdings, Inc.	1,800	41,994
Raymond James Financial, Inc.	1,331	92,212

	SHARES	FAIR VALUE
Diversified Financials - 3.6% (continued)
SEI Investments Co.	27,366	$1,483,784
TD Ameritrade Holding Corp.	9,000	335,430
The Charles Schwab Corp.	3,900	140,049
Voya Financial, Inc.	20,933	943,032

		16,151,189

Energy - 2.2%
Apergy Corp. (b)	103,973	943,035
Baker Hughes Co.	59,214	977,623
Cabot Oil & Gas Corp.	59,032	1,171,195
Chevron Corp.	23,768	2,179,526
ConocoPhillips	16,196	683,147
Devon Energy Corp.	8,110	87,669
EOG Resources, Inc.	2,900	147,813
Exxon Mobil Corp.	7,700	350,119
Halliburton Co.	22,785	267,724
Helmerich & Payne, Inc.	3,000	60,390
Kosmos Energy Ltd.	329,700	600,054
Marathon Oil Corp.	6,693	35,741
Marathon Petroleum Corp.	10,029	352,419
Patterson-UTI Energy, Inc. (c)	338,313	1,248,375
Schlumberger Ltd. (a)	7,165	132,337
Valero Energy Corp.	11,929	794,949

		10,032,116

Food & Staples Retailing - 8.1%
Casey’s General Stores, Inc.	1,000	159,730
Costco Wholesale Corp.	23,070	7,116,403
Kroger Co.	117,658	3,838,004
Sprouts Farmers Market, Inc. (b)	106,567	2,678,029
Sysco Corp.	25,345	1,398,030
U.S. Foods Holding Corp. (b)	82,089	1,571,183
Walgreens Boots Alliance, Inc.	84,370	3,622,848
Walmart, Inc.	132,209	16,401,849

		36,786,076

Food, Beverage & Tobacco - 3.4%
Altria Group, Inc.	22,280	870,034
Brown-Forman Corp. - Class A	938	55,670
Bunge Ltd. (a)	17,530	684,021
Campbell Soup Co.	6,600	336,468
Conagra Brands, Inc.	3,100	107,849
Constellation Brands, Inc.	300	51,810
Flowers Foods, Inc.	60,639	1,430,474
General Mills, Inc.	16,396	1,033,604
Hain Celestial Group, Inc. (b)	12,967	408,201
Hershey Co.	17,219	2,336,274
Hormel Foods Corp.	14,666	716,141
Ingredion, Inc.	13,585	1,144,265
Kellogg Co.	2,500	163,275
Keurig Dr. Pepper, Inc.	2,000	55,840
Kraft Heinz Co.	93,204	2,839,926
Lamb Weston Holdings, Inc.	5,304	318,558
McCormick & Co., Inc.	400	70,064
Molson Coors Beverage Co.	3,300	125,268
Philip Morris International, Inc.	2,457	180,245
Pilgrim’s Pride Corp. (b)	19,204	396,947

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 3.4% (continued)
TreeHouse Foods, Inc. (b)	9,496	$500,534
Tyson Foods, Inc.	23,817	1,463,316

		15,288,784

Health Care Equipment & Services - 8.1%
ABIOMED, Inc. (b)	100	22,390
Acadia Healthcare Co., Inc. (b)	100	2,861
AmerisourceBergen Corp.	11,500	1,096,410
Anthem, Inc.	12,524	3,683,434
Cardinal Health, Inc.	22,079	1,207,501
Centene Corp. (b)	8,331	551,929
Chemed Corp.	11	5,264
Cigna Corp.	6,401	1,263,045
Covetrus, Inc. (b)	1,606	24,540
CVS Health Corp.	79,270	5,197,734
Dentsply Sirona, Inc.	22,924	1,066,424
Encompass Health Corp.	3,384	247,878
Envista Holdings Corp. (b)	9,211	194,721
Henry Schein, Inc. (b)	4,049	245,855
Hill-Rom Holdings, Inc.	113	11,489
Hologic, Inc. (b)	3,200	169,600
Humana, Inc.	12,651	5,195,133
ICU Medical, Inc. (b)	158	31,540
Integra LifeSciences Holdings Corp. (b)	6,948	362,060
Laboratory Corp. of America Holdings (b)	1,600	280,512
Masimo Corp. (b)	681	163,569
McKesson Corp.	3,204	508,379
MEDNAX, Inc. (b)	65,690	1,020,166
Molina Healthcare, Inc. (b)	2,670	496,139
Premier, Inc. (b)	28,718	999,099
Quest Diagnostics, Inc.	778	92,022
ResMed, Inc.	2,148	345,441
STERIS PLC (a)	9,025	1,497,157
UnitedHealth Group, Inc.	30,210	9,209,518
Universal Health Services, Inc.	3,947	416,211
West Pharmaceutical Services, Inc.	4,480	967,859

		36,575,880

Household & Personal Products - 2.2%
Church & Dwight Co., Inc.	9,442	708,811
Clorox Co.	2,966	611,737
Colgate-Palmolive Co.	37,349	2,701,453
Coty, Inc.	32,659	118,552
Estee Lauder Cos., Inc.	36	7,109
Herbalife Nutrition Ltd. (a)(b)	7,653	335,508
Kimberly-Clark Corp.	5,561	786,548
Nu Skin Enterprises, Inc.	66,336	2,466,372
Procter & Gamble Co.	20,729	2,402,906

		10,138,996

Insurance - 5.5%
Aflac, Inc.	16	584
Allstate Corp.	15,834	1,548,724
American Financial Group, Inc.	12,872	775,409
Arthur J Gallagher & Co.	4,603	433,971
Assurant, Inc.	1,997	204,852
Brown & Brown, Inc.	23,852	958,851
Cincinnati Financial Corp.	17,197	1,013,763

	SHARES	FAIR VALUE
Insurance - 5.5% (continued)
CNA Financial Corp.	32,690	$988,219
Erie Indemnity Co.	697	125,627
Fidelity National Financial, Inc.	59,663	1,903,250
First American Financial Corp.	43,568	2,199,748
Globe Life, Inc.	500	38,510
Hanover Insurance Group, Inc.	16,283	1,633,999
Hartford Financial Services Group, Inc.	33,155	1,269,505
Kemper Corp.	4,441	281,560
Loews Corp.	31,655	1,052,212
Markel Corp. (b)	260	233,329
Marsh & McLennan Cos., Inc.	39	4,131
Mercury General Corp.	27,618	1,111,072
MetLife, Inc.	63,657	2,292,289
Old Republic International Corp.	219	3,414
Principal Financial Group, Inc.	11,181	431,810
Progressive Corp.	17,571	1,364,915
Reinsurance Group of America, Inc.	12,587	1,142,270
RenaissanceRe Holdings Ltd. (a)	5,771	968,720
Travelers Cos., Inc.	7,406	792,294
WR Berkley Corp.	34,534	2,001,245

		24,774,273

Materials - 4.6%
Alcoa Corp. (b)	18,400	169,464
AptarGroup, Inc.	13,641	1,519,471
Arconic Corp. (b)	8,950	129,506
Ashland Global Holdings, Inc.	1,448	97,248
Avery Dennison Corp.	4,261	471,565
Axalta Coating Systems Ltd. (a)(b)	61,323	1,417,174
Ball Corp.	209	14,893
Cabot Corp.	21,512	768,409
Celanese Corp.	26	2,338
Corteva, Inc.	2,100	57,351
Crown Holdings, Inc. (b)	600	39,258
Domtar Corp.	45,336	924,854
Dow, Inc.	6,500	250,900
Eastman Chemical Co.	600	40,848
Element Solutions, Inc. (b)	16,500	179,685
Graphic Packaging Holding Co.	78,900	1,141,683
Huntsman Corp.	30,919	561,180
International Paper Co.	14,148	481,739
Mosaic Co.	27,920	337,553
Newmont Corp.	42,946	2,511,053
Nucor Corp.	19,753	834,762
Olin Corp.	20,950	252,028
Packaging Corp. of America	1,802	182,741
PPG Industries, Inc.	8,020	815,393
Reliance Steel & Aluminum Co.	12,083	1,172,051
Royal Gold, Inc.	9,905	1,319,346
RPM International, Inc.	14,978	1,120,055
Scotts Miracle-Gro Co.	300	42,771
Silgan Holdings, Inc.	35,281	1,179,797
Sonoco Products Co.	17,302	896,417
Steel Dynamics, Inc.	9,835	261,218
Valvoline, Inc.	59,368	1,089,403
Westlake Chemical Corp.	552	26,330

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Materials - 4.6% (continued)
Westrock Co.	12,256	$343,903
WR Grace & Co.	200	10,440

		20,662,827

Media & Entertainment - 6.6%
Activision Blizzard, Inc.	9,217	663,440
AMC Networks, Inc. (b)	26,611	752,293
Discovery Communications, Inc. - Class C (b)	268	5,250
DISH Network Corp. (b)	97	3,070
Electronic Arts, Inc. (b)	3,753	461,169
Facebook, Inc. (b)	80,172	18,045,915
Fox Corp. - Class B	23,122	665,451
Interpublic Group of Cos., Inc.	5,500	94,105
John Wiley & Sons, Inc.	32,219	1,295,204
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	14,344	523,556
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	1,200	43,764
Liberty Media Corp-Liberty Formula One (b)	1,400	48,510
Lions Gate Entertainment Corp. - Class A (a)(b)(c)	41,574	331,345
Lions Gate Entertainment Corp. - Class B (a)(b)	147,364	1,109,651
News Corp. - Class A	127,698	1,564,300
News Corp. - Class B	1,622	19,886
Omnicom Group, Inc.	500	27,395
Sinclair Broadcast Group, Inc.	605	11,307
Take-Two Interactive Software, Inc. (b)	3,592	489,123
The New York Times Co. - Class A	8,577	336,476
TripAdvisor, Inc.	36,469	703,122
Walt Disney Co.	22,690	2,661,537
Zynga, Inc. (b)	21,105	193,111

		30,048,980

Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
Avantor, Inc. (b)	17,100	324,387
Bruker Corp.	982	42,501
Jazz Pharmaceuticals PLC (a)(b)	300	35,796
Mylan N.V. (a)(b)	5,091	86,903
PerkinElmer, Inc.	2,878	289,153
Pfizer, Inc.	24,612	939,932
QIAGEN N.V. (a)(b)	51,895	2,272,482
Waters Corp. (b)	735	146,890
Zoetis, Inc.	500	69,695

		4,207,739

Retailing - 13.2%
Advance Auto Parts, Inc.	2,727	379,926
Amazon.com, Inc. (b)	14,849	36,266,752
AutoNation, Inc. (b)	19,507	770,136
AutoZone, Inc. (b)	1,064	1,221,323
Best Buy Co., Inc.	12,471	973,860
Booking Holdings, Inc. (b)	363	595,109
Dollar General Corp.	6,220	1,191,192
Dollar Tree, Inc. (b)	1,900	185,953
eBay, Inc.	16,641	757,831
Expedia Group, Inc.	15,509	1,232,655

	SHARES	FAIR VALUE
Retailing - 13.2% (continued)
Foot Locker, Inc.	22,823	$632,197
Gap, Inc.	35,800	318,620
Genuine Parts Co.	7,855	655,186
Home Depot, Inc.	3,870	961,618
Kohl’s Corp.	40,977	787,578
L Brands, Inc.	35,454	574,000
LKQ Corp. (b)	74,654	2,049,999
Macy’s, Inc. (c)	210,017	1,335,708
Nordstrom, Inc.	105	1,694
O’Reilly Automotive, Inc. (b)	115	47,983
Penske Automotive Group, Inc.	4,104	146,759
Pool Corp.	2,189	588,885
Qurate Retail, Inc. (b)	208,723	1,718,834
Ross Stores, Inc.	5,630	545,885
Target Corp.	39,342	4,812,707
TJX Cos., Inc.	6,228	328,589
Tractor Supply Co.	6,738	822,171
Ulta Beauty, Inc. (b)	434	105,900
Williams-Sonoma, Inc.	1,101	91,614

		60,100,664

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (b)	13,300	715,540
Applied Materials, Inc.	19,756	1,109,892
Entegris, Inc.	900	53,892
Intel Corp.	25,686	1,616,420
Lam Research Corp.	683	186,917
Marvell Technology Group Ltd. (a)	7,546	246,150
Micron Technology, Inc. (b)	1,111	53,228
NVIDIA Corp.	1,485	527,205
QUALCOMM, Inc.	8,900	719,832
Skyworks Solutions, Inc.	5,916	701,283
Teradyne, Inc.	8,465	567,324
Xilinx, Inc.	24,125	2,218,294

		8,715,977

Software & Services - 5.7%
Akamai Technologies, Inc. (b)	27	2,857
Amdocs Ltd. (a)	29,411	1,831,129
Black Knight, Inc. (b)	83	6,389
Booz Allen Hamilton Holding Corp.	8,913	710,901
CACI International, Inc. (b)	3,334	836,100
CDK Global, Inc.	1,700	66,827
Citrix Systems, Inc.	8,739	1,294,421
Cognizant Technology Solutions Corp.	14,991	794,523
CoreLogic, Inc.	13,735	680,707
DXC Technology Co.	6,908	98,163
Euronet Worldwide, Inc. (b)	7,609	720,801
FireEye, Inc. (b)	1,940	24,211
Fortinet, Inc. (b)	775	107,880
Gartner, Inc. (b)	281	34,198
Genpact Ltd. (a)	44,457	1,598,229
International Business Machines Corp.	9,474	1,183,303
Intuit, Inc.	605	175,644
Jack Henry & Associates, Inc.	4,649	840,818
Leidos Holdings, Inc.	13,188	1,388,564
LogMeIn, Inc.	9,785	830,746
Manhattan Associates, Inc. (b)	11,717	1,035,783

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
Software & Services - 5.7% (continued)
Mastercard, Inc.	15,543	$4,676,733
Microsoft Corp.	1,740	318,855
NortonLifeLock, Inc.	85,897	1,956,734
Nuance Communications, Inc. (b)	28,937	662,079
PayPal Holdings, Inc. (b)	12,349	1,914,218
Pegasystems, Inc.	2,443	232,378
PTC, Inc. (b)	669	51,098
Sabre Corp.	65,289	455,064
SolarWinds Corp. (b)	8,600	157,294
SS&C Technologies Holdings, Inc.	13,019	753,735
Teradata Corp. (b)	13,650	292,246
Western Union Co.	4,654	93,173

		25,825,801

Technology Hardware & Equipment - 12.1%
Amphenol Corp.	10,134	978,539
Apple, Inc.	86,875	27,621,037
Arrow Electronics, Inc. (b)	28,926	1,998,208
Avnet, Inc.	27,011	735,780
CDW Corp.	900	99,819
Ciena Corp. (b)	9,991	552,103
Cisco Systems, Inc.	101,793	4,867,741
CommScope Holding Co., Inc. (b)	15,300	157,743
Dell Technologies, Inc. (b)	7,931	393,695
Dolby Laboratories, Inc.	12,082	733,740
EchoStar Corp. (b)	2,321	72,322
F5 Networks, Inc. (b)	7,685	1,113,710
FLIR Systems, Inc.	29,925	1,382,535
Hewlett Packard Enterprise Co.	39,592	384,438
HP, Inc.	376,928	5,706,690
Jabil, Inc.	36,995	1,106,890
Juniper Networks, Inc.	48,176	1,168,750
National Instruments Corp.	34,329	1,329,219
NCR Corp. (b)	3,570	64,439
NetApp, Inc.	14,548	647,968
Pure Storage, Inc. - Class A (b)	1,400	24,654
SYNNEX Corp.	12,176	1,298,570
Trimble, Inc. (b)	14,900	582,888
Ubiquiti, Inc.	2,790	514,504
Western Digital Corp.	17,844	791,738
Xerox Holdings Corp.	45,329	719,825
Zebra Technologies Corp. (b)	47	12,282

		55,059,827

Telecommunication Services - 0.7%
AT&T, Inc.	68,784	2,122,674
Telephone & Data Systems, Inc.	42,270	866,112
United States Cellular Corp. (b)	3,125	98,469

		3,087,255

Transportation - 1.7%
Alaska Air Group, Inc.	9,529	325,796
CH Robinson Worldwide, Inc.	871	70,664
Copa Holdings S.A. (a)	8,818	386,757
Delta Air Lines, Inc.	8,366	210,907
Expeditors International of Washington, Inc.	21,781	1,663,415
J.B. Hunt Transport Services, Inc.	507	60,673
JetBlue Airways Corp. (b)	66,949	674,176

	SHARES	FAIR VALUE
Transportation - 1.7% (continued)
Knight-Swift Transportation Holdings, Inc.	1,562	$64,995
Landstar System, Inc.	1,253	145,674
Macquarie Infrastructure Corp.	24,022	681,985
Old Dominion Freight Line, Inc.	15	2,566
Schneider National, Inc.	53,552	1,294,352
Southwest Airlines Co.	63,806	2,048,173
United Airlines Holdings, Inc. (b)	3,700	103,748

		7,733,881

Utilities - 1.1%
Avangrid, Inc.	25,969	1,155,101
CMS Energy Corp.	4,742	277,786
Evergy, Inc.	7,192	443,675
Hawaiian Electric Industries, Inc.	14,721	580,891
IDACORP, Inc.	575	53,607
NiSource, Inc.	3,100	73,873
NRG Energy, Inc.	1,465	52,813
OGE Energy Corp.	10,846	339,697
Pinnacle West Capital Corp.	109	8,491
Public Service Enterprise Group, Inc.	3,600	183,744
UGI Corp.	4,337	138,090
Vistra Energy Corp.	43,400	887,096
WEC Energy Group, Inc.	400	36,692
Xcel Energy, Inc.	14,683	954,836

		5,186,392

TOTAL COMMON STOCKS (Cost $371,920,150)		446,826,074

RIGHTS - 0.0% (d)
Liberty Media Corp-Liberty SiriusXM (b)	1,460	15,870

TOTAL RIGHTS (Cost $9,950)		15,870

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.1%
Fidelity Investments Money Market Funds - Government Portfolio, 0.08% (e)	1,055,186	1,055,186
First American Government Obligations Fund, 0.09% (e)	1,055,185	1,055,185
First American Treasury Obligations Fund, 0.10% (e)	1,055,186	1,055,186
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.09% (e)	1,055,185	1,055,185
STIT - Treasury Portfolio - Institutional Class, 0.08% (e)	1,055,185	1,055,185

		5,275,927

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 0.2%
1.472%, 8/20/20 (f)(g)	$747,000	746,772

		746,772

TOTAL SHORT-TERM INVESTMENTS (Cost $6,020,536)		6,022,699

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. PORTFOLIO

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.11% (e)	2,433,625	$2,433,625

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $2,433,625)		2,433,625

TOTAL INVESTMENTS (Cost $380,384,261) - 100.3%		455,298,268

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(1,529,566)

TOTAL NET ASSETS - 100.0%		$453,768,702

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $20,330,366 which represents 4.5% of net assets.
(b)	Non-income producing security.
(c)	This security or a portion of this security was out on loan as of May 31, 2020. Total loaned securities had a market value of $2,200,044 as of May 31, 2020.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security or a portion of this security was held as collateral for derivative contracts as of May 31, 2020. The total market value of the collateral was $746,701 as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, June 2020 Settlement	67	$10,190,700	$606,315

TOTAL FUTURES CONTRACTS PURCHASED		$10,190,700	$606,315

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 88.0%
Automobiles & Components - 0.8%
Cooper Tire & Rubber Co.	7,806	$200,848
Dana, Inc.	587	7,420
Gentherm, Inc. (a)	4,191	170,574
Modine Manufacturing Co. (a)	38,208	204,413
Standard Motor Products, Inc.	4,813	204,793
Stoneridge, Inc. (a)	9,480	195,098
Strattec Security Corp.	1,809	23,336
Winnebago Industries, Inc.	4,267	232,125

		1,238,607

Banks - 3.5%
1st Source Corp.	53	1,833
Atlantic Capital Bancshares, Inc. (a)	152	1,733
Atlantic Union Bankshares Corp.	1,309	30,303
Axos Financial, Inc. (a)	1,100	23,980
Banc of California, Inc.	400	4,380
BancorpSouth Bank	400	8,892
Bank of Commerce Holdings	756	5,768
BCB Bancorp, Inc.	400	3,836
Berkshire Hills Bancorp, Inc.	2,036	22,030
Boston Private Financial Holdings, Inc.	19,096	131,190
Bridge Bancorp, Inc.	200	4,260
Brookline Bancorp, Inc.	4,200	39,060
Cadence Bancorp	8,763	70,717
Capital City Bank Group, Inc.	4,987	101,485
Capitol Federal Financial, Inc.	1,200	14,070
Cathay General Bancorp	23	625
CenterState Bank Corp.	5,613	88,685
Central Pacific Financial Corp.	800	12,888
Chemung Financial Corp.	1,112	28,156
Citizens & Northern Corp.	1,245	23,879
Columbia Banking System, Inc.	722	17,588
Community Bankers Trust Corp.	700	3,941
CVB Financial Corp.	2,948	57,515
First Bancorp Puerto Rico (b)	84,277	460,995
First Busey Corp.	6,039	108,159
First Commonwealth Financial Corp.	25,087	205,212
First Interstate BancSystem, Inc.	9,029	282,156
First Merchants Corp.	2,500	70,150
First of Long Island Corp.	1,600	24,432
Fulton Financial Corp.	5,857	65,657
German American Bancorp, Inc.	400	12,392
Great Western Bancorp, Inc.	7,299	103,938
Hancock Whitney Corp.	94	2,032
Heartland Financial USA, Inc.	7,202	230,536
Heritage Commerce Corp.	20,092	163,348
Heritage Financial Corp.	3,361	63,859
Home BancShares, Inc.	13,586	196,589
HomeStreet, Inc.	5,875	139,943
Hope Bancorp, Inc.	18,961	180,035
Horizon Bancorp	1,501	15,400
IberiaBank Corp.	1,500	63,615
Independent Bank Corp.	1,173	81,488
Independent Bank Corp. - Michigan	4,101	56,676
Kearny Financial Corp.	1,300	11,141
Lakeland Financial Corp.	600	25,614
Macatawa Bank Corp.	4,300	31,777

	SHARES	FAIR VALUE
Banks - 3.5% (continued)
Meridian Bancorp, Inc.	2,400	$27,648
Meta Financial Group, Inc.	330	5,980
Midland States Bancorp, Inc.	1,300	19,461
National Bank Holdings Corp.	1,301	34,216
NBT Bancorp, Inc.	1,500	46,980
NMI Holdings, Inc. (a)	18,091	277,968
Northwest Bancshares, Inc.	6,484	64,581
OceanFirst Financial Corp.	2,200	36,740
OFG Bancorp (b)	17,764	215,833
Old National Bancorp	1,300	17,667
Old Second Bancorp, Inc.	1,131	8,709
Opus Bank	12,128	236,375
Pacific Premier Bancorp, Inc.	2,500	54,050
Peoples Bancorp, Inc.	534	11,999
Provident Financial Services, Inc.	1,934	25,200
Radian Group, Inc.	21,317	338,514
Republic First Bancorp, Inc. (a)	8,961	21,238
S&T Bancorp, Inc.	699	15,546
Southern National Bancorp of Virginia, Inc.	699	7,032
Southside Bancshares, Inc.	600	16,920
The Bancorp, Inc. (a)	10,713	94,274
Towne Bank	7,800	147,108
TriCo Bancshares	99	2,809
TrustCo Bank Corp. NY	2,178	13,721
Trustmark Corp.	118	2,807
UMB Financial Corp.	300	15,384
United Bankshares, Inc.	192	5,583
United Community Banks, Inc.	5,802	113,429
Univest Financial Corp.	10,490	172,456
Valley National Bancorp	7,300	58,254
Walker & Dunlop, Inc.	3,179	128,750
Washington Federal, Inc.	700	18,102
Waterstone Financial, Inc.	4,299	64,055
West Bancorporation, Inc.	255	4,498
WSFS Financial Corp.	2,415	66,823

		5,682,668

Capital Goods - 12.6%
AAON, Inc.	528	28,602
AAR Corp.	2,510	50,627
Advanced Drainage Systems, Inc.	2,055	91,119
Aerojet Rocketdyne Holdings, Inc. (a)	2,897	127,033
Alamo Group, Inc.	468	48,354
Albany International Corp.	700	42,210
Allied Motion Technologies, Inc.	2,024	73,249
Altra Industrial Motion Corp.	1,000	31,000
Apogee Enterprises, Inc.	7,042	145,417
Applied Industrial Technologies, Inc.	7,926	459,708
Arcosa, Inc.	1,200	45,804
Astronics Corp. (a)	13,211	120,616
Atkore International Group, Inc. (a)	5,147	138,145
Axon Enterprise, Inc. (a)	621	47,171
Barnes Group, Inc.	1,264	47,754
Beacon Roofing Supply, Inc. (a)	6,426	158,208
Blue Bird Corp. (a)	1,932	27,724
BMC Stock Holdings, Inc. (a)	39,925	1,044,837
Builders FirstSource, Inc. (a)	45,042	937,324
Caesarstone Ltd. (b)	10,814	120,468

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Capital Goods - 12.6% (continued)
Comfort Systems USA, Inc.	2,195	$81,215
Commercial Vehicle Group, Inc. (a)	24,771	62,671
Construction Partners, Inc. (a)	2,300	40,710
CSW Industrials, Inc.	2,802	200,511
Ducommun, Inc. (a)	4,281	137,848
DXP Enterprises, Inc. (a)	493	8,692
EMCOR Group, Inc.	9,065	576,081
Encore Wire Corp.	2,349	113,433
Energy Recovery, Inc. (a)	500	3,842
Enerpac Tool Group Corp.	400	7,160
EnerSys	500	31,650
EnPro Industries, Inc.	94	4,237
ESCO Technologies, Inc.	2,694	222,551
Evoqua Water Technologies Corp. (a)	5,240	98,564
Federal Signal Corp.	19,515	568,667
Foundation Building Materials, Inc. (a)	18,153	241,798
Franklin Electric Co., Inc.	4,360	221,139
Generac Holdings, Inc. (a)	4,607	512,621
Gibraltar Industries, Inc. (a)	8,452	371,973
GMS, Inc. (a)	24,351	498,952
Granite Construction, Inc.	300	5,280
Great Lakes Dredge & Dock Corp. (a)	31,190	289,131
JELD-WEN Holding, Inc. (a)	3,433	46,792
Kaman Corp.	11,598	463,920
Kennametal, Inc.	3,197	88,685
Lawson Products, Inc. (a)	15,773	489,909
Lydall, Inc. (a)	4,200	45,444
Masonite International Corp. (a)(b)	600	39,828
MasTec, Inc. (a)	3,300	129,195
Meritor, Inc. (a)	1,800	36,684
Miller Industries, Inc.	9,816	290,848
Moog, Inc.	355	19,273
MRC Global, Inc. (a)	15,800	93,536
Mueller Industries, Inc.	22,721	608,468
Mueller Water Products, Inc.	10,378	96,931
Navistar International Corp. (a)	6,600	165,924
NN, Inc.	7,772	34,741
NOW, Inc. (a)	69,484	517,656
Omega Flex, Inc.	813	83,170
Park Aerospace Corp.	8,148	98,835
Patrick Industries, Inc.	6,311	327,352
PGT Innovations, Inc. (a)	14,111	192,051
Primoris Services Corp.	2,100	35,049
Proto Labs, Inc. (a)	1,192	150,609
Quanex Building Products Corp.	29,570	366,668
Raven Industries, Inc.	9,504	203,861
Rexnord Corp.	12,298	370,170
Rush Enterprises, Inc.	3,301	120,850
Rush Enterprises, Inc. - Class A	6,931	288,468
Simpson Manufacturing Co., Inc.	6,439	515,506
SiteOne Landscape Supply, Inc. (a)	10	1,063
Spartan Motors, Inc.	70,957	1,211,946
SPX Corp. (a)	2,100	83,958
Sterling Construction Co., Inc. (a)	11,593	104,917
Systemax, Inc.	47,073	988,062
Terex Corp.	600	9,432
The Gorman-Rupp Co.	4,640	142,262
Thermon Group Holdings, Inc. (a)	11,944	191,462

	SHARES	FAIR VALUE
Capital Goods - 12.6% (continued)
Titan Machinery, Inc. (a)	6,934	$72,599
Trex Co., Inc. (a)	3,046	365,886
TriMas Corp. (a)	14,604	345,385
Tutor Perini Corp. (a)	11,492	120,666
UFP Industries, Inc.	19,195	877,787
Vectrus, Inc. (a)	11,067	607,800
Veritiv Corp. (a)	900	11,214
Vicor Corp. (a)	15,879	968,301
Wabash National Corp.	39,794	380,033
Watts Water Technologies, Inc.	2,804	233,181

		20,720,473

Commercial & Professional Services - 8.9%
ABM Industries, Inc.	2,596	79,775
ACCO Brands Corp.	44,331	274,409
ASGN, Inc. (a)	11,849	729,780
Brady Corp.	9,225	471,674
BrightView Holdings, Inc. (a)	30	411
Casella Waste Systems, Inc. (a)	11,426	582,155
CBIZ, Inc. (a)	20,224	458,074
CECO Environmental Corp. (a)	17,643	93,684
Cimpress Plc (a)(b)	1,644	148,174
Deluxe Corp.	6,076	141,753
Ennis, Inc. (c)	21,339	379,834
Exponent, Inc.	11,216	832,676
Franklin Covey Co. (a)	9,672	206,014
FTI Consulting, Inc. (a)	10,867	1,309,039
Healthcare Services Group, Inc.	1,533	36,669
Heidrick & Struggles International, Inc.	12,822	284,392
Heritage-Crystal Clean, Inc. (a)	14,726	249,753
Herman Miller, Inc.	22,659	521,610
HNI Corp.	29,500	751,365
Huron Consulting Group, Inc. (a)	5,935	274,553
ICF International, Inc.	12,507	820,209
Insperity, Inc.	12,468	646,341
Interface, Inc.	9,500	80,655
Kelly Services, Inc.	38,772	581,192
Kforce, Inc.	7,567	228,523
Kimball International, Inc.	33,571	375,660
Knoll, Inc.	32,497	343,168
Korn Ferry	6,119	185,161
Matthews International Corp.	501	10,371
McGrath RentCorp	6,945	387,253
Mistras Group, Inc. (a)	23,247	93,918
Mobile Mini, Inc.	500	16,020
PICO Holdings, Inc. (a)	6,288	52,693
Quad Graphics, Inc.	27,263	77,700
Resources Connection, Inc.	32,573	357,977
Steelcase, Inc.	53,565	620,283
Team, Inc. (a)	7,100	35,003
Tetra Tech, Inc.	9,913	782,136
TriNet Group, Inc. (a)	3,843	206,484
TrueBlue, Inc. (a)	42,372	655,071
UniFirst Corp.	818	147,076
Upwork, Inc. (a)	2,400	29,856
Viad Corp.	7,182	131,718

		14,690,262

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 8.4%
Acushnet Holdings Corp.	40,352	$1,348,564
American Outdoor Brands Corp. (a)	2,000	23,640
Crocs, Inc. (a)	66,146	1,895,083
Deckers Outdoor Corp. (a)	12,117	2,211,716
Ethan Allen Interiors, Inc.	10,070	113,791
Fossil Group, Inc. (a)	12,262	37,399
Green Brick Partners, Inc. (a)	4,978	53,265
Helen of Troy Ltd. (a)(b)	247	44,934
Installed Building Products, Inc. (a)	2,600	167,128
iRobot Corp. (a)	493	36,344
Johnson Outdoors, Inc.	13,599	1,055,418
KB Home	20,714	685,219
Kontoor Brands, Inc.	3,800	55,556
La-Z-Boy, Inc.	10,343	266,022
M/I Homes, Inc. (a)	12,018	402,363
Malibu Boats, Inc. (a)	8,184	385,712
MasterCraft Boat Holdings, Inc. (a)	29,121	432,738
Meritage Homes Corp. (a)	6,895	479,202
Movado Group, Inc.	3,461	36,340
Oxford Industries, Inc.	1,377	58,688
Skyline Champion Corp. (a)	10,300	255,852
Sonos, Inc. (a)	6,600	71,676
Steven Madden Ltd.	17,174	403,932
Sturm Ruger & Co., Inc.	3,894	242,752
Taylor Morrison Home Corp. (a)	32,301	624,378
TopBuild Corp. (a)	900	103,221
TRI Pointe Group, Inc. (a)	63,930	915,478
Tupperware Brands Corp.	82,835	267,557
Unifi, Inc. (a)	900	12,357
Universal Electronics, Inc. (a)	4,145	187,520
Vera Bradley, Inc. (a)	52,759	276,985
Vista Outdoor, Inc. (a)	38,290	371,796
Wolverine World Wide, Inc.	10,622	222,425

		13,745,051

Consumer Services - 1.0%
American Public Education, Inc. (a)	12,284	386,086
BBX Capital Corp.	3,300	5,907
BJ’s Restaurants, Inc.	2,756	59,860
Bloomin’ Brands, Inc.	1,427	16,282
Bluegreen Vacations Corp.	271	1,182
Chegg, Inc. (a)	400	24,432
Del Taco Restaurants, Inc. (a)	273	1,665
Denny’s Corp. (a)	11,819	128,177
El Pollo Loco Holdings, Inc. (a)	67	929
Fiesta Restaurant Group, Inc. (a)	3,939	32,418
Houghton Mifflin Harcourt Co. (a)	28,884	44,193
K12, Inc. (a)	18,294	450,398
Laureate Education, Inc. (a)	4,700	45,731
Perdoceo Education Corp. (a)	7,323	119,218
Ruth’s Hospitality Group, Inc.	1,600	12,976
Strategic Education, Inc.	417	70,736
WW International, Inc. (a)	7,393	176,693

		1,576,883

Diversified Financials - 3.5%
Artisan Partners Asset Management, Inc.	16,418	475,629
B. Riley Financial, Inc.	1,400	26,922

	SHARES	FAIR VALUE
Diversified Financials - 3.5% (continued)
Blucora, Inc. (a)	3,276	$39,803
Cannae Holdings, Inc. (a)	29,389	1,082,397
Cohen & Steers, Inc.	6,317	401,445
Curo Group Holdings Corp.	4,900	32,781
Donnelley Financial Solutions, Inc. (a)	5,000	40,750
Enova International, Inc. (a)	23,455	331,888
EZCORP, Inc. (a)	51,375	265,095
Federated Hermes, Inc.	30,775	681,359
FGL Holdings (b)(c)	31,100	259,374
Green Dot Corp. (a)	9,468	361,488
Greenhill & Co., Inc.	651	6,490
Hamilton Lane, Inc.	2,563	187,535
Houlihan Lokey, Inc.	10,641	643,568
Moelis & Co.	636	21,389
Oppenheimer Holdings, Inc.	13,769	291,627
PJT Partners, Inc.	530	28,986
Pzena Investment Management, Inc.	64,185	261,875
Stifel Financial Corp.	600	28,626
Waddell & Reed Financial, Inc.	9,457	123,319
Westwood Holdings Group, Inc.	6,782	120,245

		5,712,591

Energy - 3.1%
Arch Resources, Inc.	3,907	128,775
Ardmore Shipping Corp. (b)	1,600	9,344
Cactus, Inc.	2,800	53,424
Clean Energy Fuels Corp. (a)	600	1,254
CONSOL Energy, Inc. (a)	11,436	77,879
CVR Energy, Inc.	21,512	438,845
Delek US Holdings, Inc.	6,375	125,396
DHT Holdings, Inc. (b)	1,500	8,910
DMC Global, Inc.	18,300	522,465
Dorian LPG Ltd. (a)(b)	3,800	31,236
Evolution Petroleum Corp.	19,534	47,663
Exterran Corp. (a)	7,365	47,283
Frank’s International N.V. (a)(b)	4,700	10,575
Liberty Oilfield Services, Inc.	11,800	60,770
Magnolia Oil & Gas Corp. (a)	27,100	150,405
Matrix Service Co. (a)	29,622	326,434
NACCO Industries, Inc.	5,847	153,659
Newpark Resources, Inc. (a)	16,111	32,544
NexTier Oilfield Solutions, Inc. (a)	122,406	354,977
Oceaneering International, Inc. (a)	6,800	43,656
Oil States International, Inc. (a)	25,800	109,392
Par Pacific Holdings, Inc. (a)	10,100	93,829
Peabody Energy Corp.	2,600	8,190
ProPetro Holding Corp. (a)	22,400	110,880
Renewable Energy Group, Inc. (a)	30,246	860,499
RPC, Inc. (a)(c)	84,603	269,038
Select Energy Services, Inc. (a)	32,952	195,735
Solaris Oilfield Infrastructure, Inc. - Class A	23,400	162,162
World Fuel Services Corp.	26,622	678,329

		5,113,548

Food & Staples Retailing - 2.3%
BJ’s Wholesale Club Holdings, Inc. (a)	241	8,676
Ingles Markets, Inc.	11,542	491,805
Natural Grocers by Vitamin Cottage, Inc.	14,654	211,018

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Food & Staples Retailing - 2.3% (continued)
Performance Food Group Co. (a)	49,867	$1,328,955
PriceSmart, Inc.	6,187	336,449
SpartanNash Co.	14,084	301,538
The Andersons, Inc.	1,200	15,552
The Chefs’ Warehouse, Inc. (a)	20,912	309,498
United Natural Foods, Inc. (a)	9,700	190,120
Village Super Market, Inc.	3,713	88,852
Weis Markets, Inc.	9,830	547,826

		3,830,289

Food, Beverage & Tobacco - 1.1%
Boston Beer Company, Inc. - Class A (a)	855	482,844
Calavo Growers, Inc.	189	11,058
Cal-Maine Foods, Inc. (a)	2,396	106,766
Darling Ingredients, Inc. (a)	12,368	288,298
Farmer Brothers Co. (a)	463	3,570
Fresh Del Monte Produce, Inc. (b)	600	14,934
Freshpet, Inc. (a)	281	21,687
Hostess Brands, Inc. (a)	2,800	33,810
J&J Snack Foods Corp.	998	128,373
John B Sanfilippo & Son, Inc.	317	27,560
Lancaster Colony Corp.	491	75,349
Landec Corp. (a)	3,700	39,479
Sanderson Farms, Inc.	889	117,366
Tootsie Roll Industries, Inc.	1,837	65,434
Universal Corp.	4,800	211,488
Vector Group Ltd.	12,576	143,744

		1,771,760

Health Care Equipment & Services - 8.8%
Addus HomeCare Corp. (a)	4,133	409,002
Allscripts Healthcare Solutions, Inc. (a)	10,500	66,360
Amedisys, Inc. (a)	11,387	2,186,873
AMN Healthcare Services, Inc. (a)	4,293	190,437
AngioDynamics, Inc. (a)	14,153	144,502
AtriCure, Inc. (a)	1,800	86,058
Atrion Corp.	30	19,260
Axogen, Inc. (a)	480	4,656
Computer Programs & Systems, Inc.	2,309	51,075
CorVel Corp. (a)	6,928	470,342
Cross Country Healthcare, Inc. (a)	35,938	218,144
Cutera, Inc. (a)	2,637	35,019
Enzo Biochem, Inc. (a)	1,592	4,537
Globus Medical, Inc. (a)	9,552	522,017
Haemonetics Corp. (a)	15,117	1,658,033
HealthStream, Inc. (a)	4,329	98,615
HMS Holdings Corp. (a)	2,891	90,315
Inogen, Inc. (a)	120	4,560
Inovalon Holdings, Inc. (a)	900	16,938
Invacare Corp.	1,243	7,657
iRadimed Corp. (a)(c)	26,141	607,778
Lantheus Holdings, Inc. (a)	2,500	34,325
LeMaitre Vascular, Inc.	1	27
LHC Group, Inc. (a)	8,636	1,403,436
Magellan Health, Inc. (a)	3,990	299,210
Meridian Bioscience, Inc. (a)	44,432	686,919
Merit Medical Systems, Inc. (a)	100	4,499
National Research Corp.	14,427	818,299

	SHARES	FAIR VALUE
Health Care Equipment & Services - 8.8% (continued)
Natus Medical, Inc. (a)	9,031	$193,263
Neogen Corp. (a)	1,630	116,089
NextGen Healthcare, Inc. (a)	22,963	236,978
Novocure Ltd. (a)(b)	100	6,743
NuVasive, Inc. (a)	2,600	157,560
Omnicell, Inc. (a)	1,246	83,370
Option Care Health, Inc. (a)	1,025	15,580
OraSure Technologies, Inc. (a)	22,515	327,368
Orthofix Medical, Inc. (a)	7,405	252,362
Owens & Minor, Inc.	15,811	125,381
Patterson Cos., Inc.	11,714	230,649
Pennant Group Inc. (a)	8,575	218,577
Quidel Corp. (a)	400	70,000
R1 RCM, Inc. (a)	4,900	51,989
RadNet, Inc. (a)	1,300	22,152
RTI Surgical Holdings, Inc. (a)	1,228	3,340
SeaSpine Holdings Corp. (a)	4,300	45,795
STAAR Surgical Co. (a)	9,776	379,309
Tabula Rasa HealthCare, Inc. (a)(c)	15,450	825,494
Tactile Systems Technology, Inc. (a)	2,858	138,470
The Ensign Group, Inc.	8,150	356,318
The Providence Service Corp. (a)	4,049	325,944
Utah Medical Products, Inc.	1,700	169,116

		14,490,740

Household & Personal Products - 0.7%
Central Garden & Pet Co. - Class A (a)	2,292	84,093
Central Garden & Pet Co. (a)	14,634	501,361
Edgewell Personal Care Co. (a)	6,000	182,520
elf Beauty, Inc. (a)	2,469	42,319
Inter Parfums, Inc.	7,955	369,192
Medifast, Inc.	18	1,842

		1,181,327

Insurance - 4.3%
CNO Financial Group, Inc.	1,500	21,525
Crawford & Co.	482	2,902
eHealth, Inc. (a)	13,797	1,799,405
Employers Holdings, Inc.	11,273	336,950
FedNat Holding Co.	2,962	36,107
Heritage Insurance Holdings, Inc.	47,412	594,546
Horace Mann Educators Corp.	4,700	171,644
Kinsale Capital Group, Inc.	11,157	1,665,963
National General Holdings Corp.	36,988	750,856
RLI Corp.	7,796	615,572
Safety Insurance Group, Inc.	611	46,583
Selective Insurance Group, Inc.	9,764	512,122
Stewart Information Services Corp.	7,619	234,818
Third Point Reinsurance Ltd. (a)(b)	1,500	11,070
United Fire Group, Inc.	3	80
Universal Insurance Holdings, Inc.	13,983	249,736

		7,049,879

Materials - 3.1%
AdvanSix, Inc. (a)	267	3,161
Boise Cascade Co.	10,267	349,386
Carpenter Technology Corp.	93	2,173
Commercial Metals Co.	12,100	207,636

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Materials - 3.1% (continued)
Ferro Corp. (a)	1,300	$15,626
FutureFuel Corp.	37,948	496,360
GCP Applied Technologies, Inc. (a)	3,200	64,448
Haynes International, Inc.	3,700	84,471
HB Fuller Co.	1,100	41,382
Intrepid Potash, Inc. (a)	1,479	1,819
Kraton Corp. (a)	1,731	26,398
Kronos Worldwide, Inc.	8,001	78,090
Louisiana-Pacific Corp.	5,651	133,420
Materion Corp.	8,171	428,977
Minerals Technologies, Inc.	400	19,724
Myers Industries, Inc.	30,322	412,682
Neenah, Inc.	2,322	117,400
Orion Engineered Carbons S.A. (b)	11,000	121,660
PH Glatfelter Co.	12,467	192,116
PolyOne Corp.	3,304	81,873
PQ Group Holdings, Inc. (a)	3,700	46,435
Rayonier Advanced Materials, Inc.	5,700	12,369
Ryerson Holding Corp. (a)	11,506	57,415
Schnitzer Steel Industries, Inc.	6,505	102,128
Schweitzer-Mauduit International, Inc.	3,533	107,368
Sensient Technologies Corp.	2,300	115,276
SunCoke Energy, Inc.	6,400	21,824
TimkenSteel Corp. (a)	12,963	45,371
Trecora Resources (a)	1,038	6,633
Tredegar Corp.	21,132	323,531
Trinseo S.A. (b)	2,125	43,733
UFP Technologies, Inc. (a)	4,465	201,863
Verso Corp. (a)	21,194	304,770
Warrior Met Coal, Inc.	31,007	436,579
Worthington Industries, Inc.	14,390	430,549

		5,134,646

Media & Entertainment - 1.9%
Actua Corp. (a)(d)	5,440	272
Cargurus, Inc. (a)	2,100	54,558
Cars.com, Inc. (a)	21,600	133,272
Central European Media Enterprises Ltd. (a)(b)	13,399	53,596
DHI Group, Inc. (a)	5,700	15,219
Emerald Holding, Inc.	9,246	20,526
Entravision Communications Corp.	24,897	37,345
Eros International PLC (a)(b)(c)	10,673	34,474
Fluent, Inc. (a)	3,933	7,846
Gannett Co, Inc.	30	39
Glu Mobile, Inc. (a)	49,814	497,144
Hemisphere Media Group, Inc. (a)	362	3,548
IMAX Corp. (a)(b)	3,573	45,055
Liberty Latin America Ltd. (a)(b)	100	960
Liberty Media Corp. - Class A (a)	300	6,777
Liberty Media Corp. - Class C (a)	7,000	153,650
Liberty TripAdvisor Holdings, Inc. (a)	20,802	49,405
Meredith Corp.	3,600	53,784
MSG Networks, Inc. (a)	3,300	40,854
National CineMedia, Inc.	9,329	25,655
QuinStreet, Inc. (a)	81,098	822,334
Scholastic Corp.	17,134	503,740
TechTarget, Inc. (a)	16,367	449,929

	SHARES	FAIR VALUE
Media & Entertainment - 1.9% (continued)
The Marcus Corp.	400	$5,392
The Meet Group, Inc. (a)	3,800	23,484
TrueCar, Inc. (a)	59,215	159,880

		3,198,738

Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
Amneal Pharmaceuticals, Inc. (a)	100	487
Amphastar Pharmaceuticals, Inc. (a)	6,418	119,632
Fluidigm Corp. (a)	4,200	18,312
Innoviva, Inc. (a)	3,260	45,542
Intersect ENT, Inc. (a)	1,254	13,982
Mallinckrodt PLC (a)(b)(c)	800	2,256
Medpace Holdings, Inc. (a)	9,273	860,720
NeoGenomics, Inc. (a)	33,867	903,910
Phibro Animal Health Corp.	7,309	191,496
Supernus Pharmaceuticals, Inc. (a)	600	14,472

		2,170,809

Real Estate - 0.3%
eXp World Holdings, Inc. (a)(c)	5,578	59,629
Forestar Group, Inc. (a)	3,362	51,002
Marcus & Millichap, Inc. (a)	7,945	219,044
Newmark Group, Inc.	29,800	126,650
RE/MAX Holdings, Inc.	1,466	41,033
Realogy Holdings Corp.	372	2,254

		499,612

Retailing - 5.9%
1-800-Flowers.com, Inc. (a)	26,767	592,621
Aaron’s, Inc.	22,093	815,453
Abercrombie & Fitch Co.	2,722	31,630
American Eagle Outfitters, Inc.	33,616	307,922
America’s Car-Mart, Inc. (a)	5,733	456,175
Asbury Automotive Group, Inc. (a)	6,130	443,076
Bed Bath & Beyond, Inc. (c)	9,872	71,769
Big Lots, Inc.	5,261	203,864
Caleres, Inc.	13,004	93,239
Citi Trends, Inc.	8,899	144,520
Core-Mark Holding Co., Inc.	7,369	206,185
Dillard’s, Inc. (c)	3,517	105,545
Duluth Holdings, Inc. (a)	131	595
Funko, Inc. (a)	5,100	28,815
Genesco, Inc. (a)	7,112	131,501
Group 1 Automotive, Inc.	2,074	130,538
Groupon, Inc. (a)	164,594	209,857
Guess?, Inc.	479	4,584
Haverty Furniture Cos., Inc.	25,451	440,302
Hibbett Sports, Inc. (a)	11,396	220,171
Hudson Ltd. (a)(b)	27,019	136,176
J.C. Penney Co., Inc. (a)(c)	12,500	2,731
Lands’ End, Inc. (a)	7,217	45,323
Liquidity Services, Inc. (a)	34,398	196,413
Lithia Motors, Inc.	934	112,631
MarineMax, Inc. (a)	3,676	69,954
Michaels Cos., Inc. (a)(c)	56,187	216,882
Murphy USA, Inc. (a)	3,696	429,106
Office Depot, Inc.	47,000	116,090
PetMed Express, Inc.	139	5,018

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Retailing - 5.9% (continued)
Quotient Technology, Inc. (a)	13,400	$93,264
Rent-A-Center, Inc.	29,410	748,779
RH (a)	959	207,997
Sally Beauty Holdings, Inc. (a)	47,376	617,783
Shoe Carnival, Inc. (c)	8,544	222,059
Shutterstock, Inc.	332	12,589
Signet Jewelers Ltd. (b)	3,200	33,760
Sleep Number Corp. (a)	2,499	77,894
Sonic Automotive, Inc.	6,409	168,428
Sportsman’s Warehouse Holdings, Inc. (a)	42,534	475,105
Stamps.com, Inc. (a)	2,977	589,892
The Buckle, Inc.	1,532	21,570
The Cato Corp. - Class A	17,041	165,298
The Children’s Place, Inc.	258	10,743
The Rubicon Project, Inc. (a)	1	6
Tilly’s, Inc.	50,770	259,942
Zumiez, Inc. (a)	2,046	49,861

		9,723,656

Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (a)	20,000	211,600
Axcelis Technologies, Inc. (a)	1,985	53,297
CEVA, Inc. (a)	501	17,269
Cirrus Logic, Inc. (a)	2,910	210,917
Diodes, Inc. (a)	10,003	486,546
DSP Group, Inc. (a)	4,300	77,486
FormFactor, Inc. (a)	15,311	385,378
GSI Technology, Inc. (a)	505	3,803
Lattice Semiconductor Corp. (a)	10,428	259,344
MaxLinear, Inc. (a)	882	15,276
NeoPhotonics Corp. (a)	17,200	149,124
Onto Innovation, Inc. (a)	1	31
PDF Solutions, Inc. (a)	9,675	165,056
Photronics, Inc. (a)	28,892	346,415
Power Integrations, Inc.	173	18,745
Semtech Corp. (a)	200	10,636
Sigma Designs, Inc. (a)(c)	9,834	2,104
SMART Global Holdings, Inc. (a)(b)	1,008	26,994
Synaptics, Inc. (a)	3,586	228,500
Ultra Clean Holdings, Inc. (a)	2,100	43,533
Xperi Corp.	4,874	67,018

		2,779,072

Software & Services - 7.4%
A10 Networks, Inc. (a)	52,528	357,190
Agilysys, Inc. (a)	27,120	521,518
American Software, Inc. - Class A	28,860	561,327
Appfolio, Inc. (a)	8,962	1,420,567
Brightcove, Inc. (a)	27,211	218,504
ChannelAdvisor Corp. (a)	30,650	427,567
CommVault Systems, Inc. (a)	3,625	146,667
Conduent, Inc. (a)	16,800	40,152
CSG Systems International, Inc.	2,283	108,100
Digital Turbine, Inc. (a)	4,800	30,816
eGain Corp. (a)	1,600	16,656
Endurance International Group Holdings, Inc. (a)	25,588	91,605
Everbridge, Inc. (a)	4,796	701,463

	SHARES	FAIR VALUE
Software & Services - 7.4% (continued)
ExlService Holdings, Inc. (a)	1,293	$79,093
J2 Global, Inc.	785	61,465
Limelight Networks, Inc. (a)	7,824	38,650
LivePerson, Inc. (a)	7,227	270,651
ManTech International Corp. - Class A	20,780	1,615,437
MAXIMUS, Inc.	7,343	528,843
Mitek Systems, Inc. (a)	6,348	59,227
MobileIron, Inc. (a)	34,631	156,532
Model N, Inc. (a)	5,765	185,172
NIC, Inc.	20,038	482,114
OneSpan, Inc. (a)	5,715	116,129
Perficient, Inc. (a)	27,573	938,585
Perspecta, Inc.	14,828	328,737
Progress Software Corp.	267	10,787
QAD, Inc.	9,413	429,892
Rapid7, Inc. (a)	400	19,556
Rimini Street, Inc. (a)	1,600	7,376
Rosetta Stone, Inc. (a)	15,141	281,320
Science Applications International Corp.	1,016	89,449
Sykes Enterprises, Inc. (a)	14,909	406,419
Synchronoss Technologies, Inc. (a)	9,923	27,040
Telenav, Inc. (a)	29,398	145,520
The Hackett Group, Inc.	31,535	434,868
TiVo Corp.	3,100	18,879
TTEC Holdings, Inc.	7,473	316,556
Unisys Corp. (a)	20,219	229,688
Verint Systems, Inc. (a)	100	4,637
Virtusa Corp. (a)	2,010	60,441
Workiva, Inc. (a)	4,642	206,755

		12,191,950

Technology Hardware & Equipment - 4.8%
3D Systems Corp. (a)	2,300	16,951
ADTRAN, Inc.	32,574	371,344
Anixter International, Inc. (a)	6,637	635,227
Avid Technology, Inc. (a)	2,755	19,450
Badger Meter, Inc.	842	51,522
Belden, Inc.	800	27,232
Benchmark Electronics, Inc.	13,177	279,221
CalAmp Corp. (a)	3,800	29,260
Calix, Inc. (a)	17,693	249,471
Comtech Telecommunications Corp.	8,134	144,867
CTS Corp.	2,985	63,700
Daktronics, Inc.	99,816	423,220
Digi International, Inc. (a)	17,063	189,911
Extreme Networks, Inc. (a)	14,904	49,183
Fabrinet (a)(b)	5,390	344,637
FARO Technologies, Inc. (a)	100	5,628
Harmonic, Inc. (a)	1,900	10,241
Insight Enterprises, Inc. (a)	127	6,510
Iteris, Inc. (a)	4,810	23,136
Itron, Inc. (a)	500	32,210
KEMET Corp.	2,348	63,467
Knowles Corp. (a)	2,259	33,975
KVH Industries, Inc. (a)	29,630	272,300
Methode Electronics, Inc.	4,518	141,639
MTS Systems Corp.	900	15,849
Napco Security Technologies, Inc. (a)	13	295

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 4.8% (continued)
NETGEAR, Inc. (a)	2,833	$72,893
NetScout Systems, Inc. (a)	720	19,778
Novanta, Inc. (a)(b)	15,942	1,637,403
OSI Systems, Inc. (a)	1,404	106,381
PC Connection, Inc.	2,600	112,528
Plexus Corp. (a)	700	44,954
Ribbon Communications, Inc. (a)	52,088	229,187
Sanmina Corp. (a)	8,861	235,791
Tech Data Corp. (a)	8,157	1,111,310
TTM Technologies, Inc. (a)	14,021	162,223
Vishay Intertechnology, Inc.	21,864	355,509
Vishay Precision Group, Inc. (a)	12,542	296,242

		7,884,645

Telecommunication Services - 0.5%
Consolidated Communications Holdings, Inc. (a)	38,984	236,243
Frontier Communications Corp. (a)(c)	3,000	282
IDT Corp. - Class B (a)	811	5,141
Ooma, Inc. (a)	8,644	108,396
ORBCOMM, Inc. (a)	11,200	30,688
Spok Holdings, Inc.	22,970	235,902
Vonage Holdings Corp. (a)	26,833	258,402

		875,054

Transportation - 1.5%
ArcBest Corp.	8,211	183,844
Costamare, Inc. (b)	9,681	44,533
Echo Global Logistics, Inc. (a)	27,772	574,880
Forward Air Corp.	5,142	255,455
Heartland Express, Inc.	13,094	286,759
Hub Group, Inc. (a)	7,989	373,646
Marten Transport Ltd.	7,787	199,269
Mesa Air Group, Inc. (a)	17,100	55,575
Radiant Logistics, Inc. (a)	115,156	459,472
Safe Bulkers, Inc. (a)(b)	4,300	4,386

		2,437,819

Utilities - 0.6%
American States Water Co.	290	23,783
Atlantic Power Corp. (a)(b)	48,815	102,512
Avista Corp.	800	31,336
Consolidated Water Co., Ltd. (b)	17,890	265,309
El Paso Electric Co.	600	40,782
Genie Energy Ltd. - Class B	4,422	38,073
MGE Energy, Inc.	300	20,367
NorthWestern Corp.	400	24,048
Ormat Technologies, Inc.	300	21,843
Otter Tail Corp.	1,835	78,740
Portland General Electric Co.	5,720	269,469
Pure Cycle Corp. (a)	100	1,016

		917,278

TOTAL COMMON STOCKS (Cost $111,600,506)		144,617,357

	SHARES	FAIR VALUE
RIGHTS - 0.0% (e)
NewStar Financial, Inc. (a)(d)	4,220	$1,013

TOTAL RIGHTS (Cost $0)		1,013

SHORT-TERM INVESTMENTS - 11.6%
Money Market Funds - 4.5%
Fidelity Investments Money Market Funds - Government Portfolio, 0.08% (f)	1,488,571	1,488,571
First American Government Obligations Fund, 0.09% (f)	1,488,570	1,488,570
First American Treasury Obligations Fund, 0.10% (f)	1,488,570	1,488,570
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.09% (f)	1,488,570	1,488,570
STIT - Treasury Portfolio - Institutional Class, 0.08% (f)	1,488,571	1,488,571

		7,442,852

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 7.1%
0.116%, 8/20/20 (g)(h)	$11,500,000	11,496,486
1.425%, 1/28/21 (g)(h)	118,000	117,867

		11,614,353

TOTAL SHORT-TERM INVESTMENTS (Cost $19,056,811)		19,057,205

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.4%
BlackRock Liquidity Funds FedFund Portfolio, 0.11% (f)	2,294,523	2,294,523

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $2,294,523)		2,294,523

TOTAL INVESTMENTS (Cost $132,951,840) - 101.0%		165,970,098

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(1,655,168)

TOTAL NET ASSETS - 100.0%		$164,314,930

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $4,279,862 which represents 2.6% of net assets.
(c)	This security or a portion of this security was out on loan as of May 31, 2020. Total loaned securities had a market value of $2,220,619 as of May 31, 2020.
(d)	Value determined using significant unobservable inputs.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO

(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security or a portion of this security was held as collateral for derivative contracts as of May 31, 2020. The total market value of the collateral was $1,767,210 as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, June 2020 Settlement	274	$19,081,360	$2,883,140

TOTAL FUTURES CONTRACTS PURCHASED		$19,081,360	$2,883,140

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 90.4%
Australia - 1.3%
Ampol Ltd.	2,962	$53,587
BHP Group Ltd.	28,964	681,693
CIMIC Group Ltd.	14,024	233,837
Rio Tinto Ltd.	4,914	306,925
Sonic Healthcare Ltd.	2,441	45,887
Wesfarmers Ltd.	8,766	236,107
Woolworths Group Ltd.	27,581	649,712

		2,207,748

Austria - 0.4%
Andritz AG (a)	4,962	185,905
OMV AG	9,670	319,534
Verbund AG	1,698	75,706
voestalpine AG	900	17,577

		598,722

Belgium - 0.4%
Ageas	10	341
Colruyt S.A.	3,397	205,038
Proximus SADP	6,715	139,325
Solvay S.A. - Class A	2,009	153,408
UCB S.A.	1,788	178,952

		677,064

Bermuda - 0.6%
Dairy Farm International Holdings Ltd.	173,200	731,926
Jardine Matheson Holdings Ltd.	6,900	277,471
Kerry Properties Ltd.	25,500	60,647

		1,070,044

Canada - 4.6%
Air Canada (a)	5,100	58,895
Alimentation Couche-Tard, Inc. (a)(b)	20,052	627,694
Bank of Nova Scotia (a)	200	8,014
Canadian Imperial Bank of Commerce (a)	400	25,650
Canadian Natural Resources Ltd. (a)	1,500	27,400
Cenovus Energy, Inc. (a)	29,827	129,979
CI Financial Corp. (a)	11,118	131,783
Empire Co., Ltd. (a)	13,565	306,994
George Weston Ltd. (a)	7,978	576,310
Great-West Lifeco, Inc.	37,313	607,588
iA Financial Corp, Inc. (a)	600	19,161
Imperial Oil Ltd. (a)	29,496	460,805
Loblaw Cos., Ltd. (a)	15,444	764,544
Magna International, Inc. (a)	34,803	1,467,598
National Bank of Canada (a)	200	8,710
Onex Corp.	3,700	173,626
Parkland Corp. (a)	1,721	48,398
Power Corp. of Canada	35,484	577,548
Royal Bank of Canada (a)	16,754	1,086,999
Sun Life Financial, Inc. (a)	11,033	378,464
Suncor Energy, Inc. (a)	1,900	32,664

		7,518,824

Cayman Islands - 0.4%
CK Hutchison Holdings Ltd.	36,000	221,648
Sands China Ltd.	23,600	92,703

	SHARES	FAIR VALUE
Cayman Islands - 0.4% (continued)
WH Group Ltd. (c)	369,000	$321,010

		635,361

Denmark - 1.7%
A.P. Moller - Maersk - Class A	482	442,693
A.P. Moller - Maersk - Class B	384	378,594
Carlsberg A/S	467	60,529
Danske Bank A/S (a)	364	4,516
ISS A/S (a)	30,050	502,110
Novo Nordisk A/S	9,257	606,377
Pandora A/S	17,400	871,819

		2,866,638

Finland - 0.6%
Elisa OYJ	34	2,119
Kone OYJ	6,091	409,420
Neste OYJ	3,052	124,366
Stora Enso OYJ	16,343	200,581
UPM-Kymmene OYJ	10,168	293,385

		1,029,871

Germany - 7.5%
adidas AG (a)	859	227,813
Allianz SE	8,764	1,588,354
BASF SE	8,524	463,943
Beiersdorf AG	1,855	194,848
Brenntag AG	14,564	774,855
Continental AG	6,748	667,328
Covestro AG (c)	14,571	541,706
Deutsche Lufthansa AG (a)(b)	7,853	79,831
Deutsche Post AG	18,861	590,693
Deutsche Telekom AG	58,899	924,340
Fresenius SE & Co. KGaA	600	29,006
GEA Group AG	8,149	244,238
HeidelbergCement AG	11,914	595,953
Henkel AG & Co. KGaA	6,191	497,892
Hochtief AG	11,316	1,002,587
KION Group AG (a)	2,357	131,954
Knorr-Bremse AG	1,438	152,302
Metro AG	82,272	769,581
Puma SE (a)	3,773	271,438
Siemens AG	6,395	705,079
Siemens Healthineers AG (c)	1,600	83,074
Telefonica Deutschland Holding AG	156,148	476,203
Uniper SE	29,330	917,338
United Internet AG	1,975	81,355
Volkswagen AG	995	158,308
Zalando SE (a)(c)	1,603	109,002

		12,279,021

Hong Kong - 0.3%
Galaxy Entertainment Group Ltd.	63,000	430,639
Hong Kong & China Gas Co., Ltd.	240	405
I-CABLE Communications Ltd. (a)	9,655	66

		431,110

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Israel - 0.1%
Check Point Software Technologies Ltd. (a)(b)	336	$36,849
ICL Group Ltd.	25,209	87,898
Mizrahi Tefahot Bank Ltd.	1,056	20,672

		145,419

Italy - 0.7%
Assicurazioni Generali S.p.A.	8,065	112,435
Eni S.p.A.	49,472	449,925
Intesa Sanpaolo S.p.A.	111,700	194,366
Moncler S.p.A.	600	22,483
Pirelli & C. S.p.A. (a)(c)	30,709	138,207
Prysmian S.p.A.	10,268	220,074

		1,137,490

Japan - 31.4%
ABC-Mart, Inc. (b)	6,400	388,754
Advantest Corp.	2,500	124,074
Aeon Co., Ltd.	33,800	749,024
Air Water, Inc.	3,400	49,495
Aisin Seiki Co., Ltd.	8,000	253,326
Ajinomoto Co., Inc.	12,900	220,082
Alfresa Holdings Corp.	26,600	536,925
Amada Holdings Co., Ltd.	10,000	89,361
Aozora Bank Ltd.	10,500	195,000
Asahi Group Holdings Ltd.	7,600	285,987
Astellas Pharma, Inc.	22,200	396,668
Bandai Namco Holdings, Inc.	5,300	294,663
Benesse Holdings, Inc.	11,700	317,432
Bridgestone Corp.	18,500	614,018
Brother Industries Ltd.	30,000	567,716
Canon, Inc.	13,600	279,270
Casio Computer Co., Ltd.	8,200	144,818
Coca-Cola Bottlers Japan, Inc.	3,800	75,455
CyberAgent, Inc.	3,300	166,876
Dai Nippon Printing Co., Ltd.	14,300	325,992
Daicel Corp.	20,500	173,985
Daiichi Sankyo Co., Ltd.	100	9,397
Daikin Industries Ltd.	1,900	279,766
Daito Trust Construction Co., Ltd.	4,900	518,476
Daiwa House Industry Co., Ltd.	5,000	124,063
Denso Corp.	19,000	731,843
Disco Corp.	400	89,613
Eisai Co., Ltd.	400	31,397
Fast Retailing Co., Ltd.	900	505,877
Fuji Electric Co., Ltd.	6,100	162,961
Fujifilm Holdings Corp.	9,900	454,079
Fujitsu Ltd.	6,200	638,898
Hakuhodo DY Holdings, Inc.	40,200	500,622
Hamamatsu Photonics KK	1,700	77,238
Hino Motors Ltd.	54,000	366,151
Hirose Electric Co., Ltd.	670	80,099
Hisamitsu Pharmaceutical Co., Inc.	100	5,063
Hitachi Construction Machinery Co., Ltd.	6,100	160,912
Hitachi Ltd.	27,600	891,459
Hoshizaki Corp.	2,200	177,615
Hoya Corp.	1,900	178,777
Idemitsu Kosan Co., Ltd.	2,079	46,286

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Iida Group Holdings Co., Ltd.	15,900	$236,318
Inpex Corp.	6,100	42,714
Isetan Mitsukoshi Holdings Ltd.	63,400	425,521
Isuzu Motors Ltd.	48,000	450,847
Itochu Corp.	50,400	1,083,826
Itochu Techno-Solutions Corp.	4,700	159,074
Japan Tobacco, Inc.	19,700	390,970
JSR Corp.	3,500	68,950
JTEKT Corp.	30,300	245,317
JXTG Holdings, Inc.	36,800	142,230
Kamigumi Co., Ltd.	10,800	211,664
Kansai Paint Co., Ltd.	1,700	35,239
Kao Corp.	1,600	128,800
Kawasaki Heavy Industries Ltd.	9,500	150,899
KDDI Corp.	45,900	1,339,784
Kikkoman Corp.	4,000	201,826
Kirin Holdings Co., Ltd.	100	2,052
Koito Manufacturing Co., Ltd.	8,100	344,524
Konica Minolta, Inc.	23,000	85,451
Kose Corp.	1,600	201,491
Kuraray Co., Ltd.	1,300	13,686
Kurita Water Industries Ltd.	2,200	60,913
Kyocera Corp.	2,900	157,092
Lawson, Inc.	2,500	138,690
LIXIL Group Corp.	24,400	340,872
M3, Inc.	3,900	157,538
Marubeni Corp.	137,800	670,910
Maruichi Steel Tube Ltd.	8,300	212,932
Mazda Motor Corp.	68,300	440,911
McDonald’s Holdings Co., Japan Ltd.	700	37,252
Medipal Holdings Corp.	25,800	511,109
MEIJI Holdings Co., Ltd.	3,900	294,500
MISUMI Group, Inc.	11,600	308,766
Mitsubishi Chemical Holdings Corp.	122,300	720,392
Mitsubishi Corp.	39,300	918,489
Mitsubishi Electric Corp.	65,000	858,094
Mitsubishi Gas Chemical Co., Inc.	23,000	343,761
Mitsubishi Materials Corp.	9,300	212,160
Mitsubishi Motors Corp.	110,000	311,614
Mitsubishi UFJ Financial Group, Inc.	200,700	833,132
Mitsui Chemicals, Inc.	4,900	102,181
Nabtesco Corp.	1,300	40,579
NEC Corp.	14,100	633,968
Nexon Co., Ltd.	3,200	66,675
NH Foods Ltd.	8,600	318,208
Nikon Corp.	24,400	224,577
Nintendo Co., Ltd.	1,000	406,579
Nippon Express Co., Ltd.	5,300	272,642
Nippon Paint Holdings Co., Ltd.	600	41,987
Nippon Telegraph & Telephone Corp.	24,000	546,268
Nissan Chemical Corp.	4,700	208,533
Nissan Motor Co., Ltd.	154,200	584,376
Nisshin Seifun Group, Inc.	13,100	204,465
Nitori Holdings Co., Ltd.	2,500	452,635
Nitto Denko Corp.	10,300	559,296
Nomura Research Institute Ltd.	7,600	201,550
NSK Ltd.	22,300	164,021

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
NTT DOCOMO, Inc.	18,200	$500,203
Obayashi Corp.	31,200	289,311
Omron Corp.	4,700	312,098
Ono Pharmaceutical Co., Ltd.	5,000	143,416
Oracle Corp.	1,000	116,997
Otsuka Corp.	5,300	256,660
Otsuka Holdings Co., Ltd.	6,600	297,674
Pan Pacific International Holdings Corp.	2,800	56,461
Panasonic Corp.	93,200	834,969
Persol Holdings Co., Ltd.	39,700	524,669
Rakuten, Inc.	4,800	43,701
Recruit Holdings Co., Ltd.	21,000	723,386
Ricoh Co., Ltd.	58,300	432,129
Rinnai Corp.	3,300	278,792
Ryohin Keikaku Co., Ltd.	11,700	177,436
Secom Co., Ltd.	2,300	199,638
Sega Sammy Holdings, Inc.	5,700	74,402
Seiko Epson Corp.	20,400	231,158
Sekisui House Ltd.	31,200	595,581
Seven & i Holdings Co., Ltd.	25,200	864,388
Shimadzu Corp.	10,100	274,627
Shimamura Co., Ltd.	7,900	556,280
Shimano, Inc.	900	165,538
Shionogi & Co., Ltd.	2,000	118,602
Showa Denko KK	11,900	285,716
Sohgo Security Services Co., Ltd.	3,100	152,627
Sompo Holdings, Inc.	10,500	374,553
Sony Corp.	5,200	336,783
Sony Financial Holdings, Inc.	4,900	118,296
Square Enix Holdings Co., Ltd.	700	34,100
Stanley Electric Co., Ltd.	8,900	217,429
Subaru Corp.	10,400	230,409
Sumitomo Chemical Co., Ltd.	54,000	167,810
Sumitomo Corp.	38,500	463,890
Sumitomo Electric Industries Ltd.	45,600	533,497
Sumitomo Mitsui Financial Group, Inc.	1,800	52,240
Sumitomo Rubber Industries Ltd.	14,700	150,158
Sundrug Co., Ltd.	12,400	417,697
Suntory Beverage & Food Ltd.	10,800	441,993
Suzuken Co., Ltd.	18,700	680,333
Suzuki Motor Corp.	16,800	585,643
Sysmex Corp.	3,100	248,774
Taiheiyo Cement Corp.	7,900	187,246
Taisei Corp.	8,300	288,323
Taisho Pharmaceutical Holdings Co., Ltd.	3,200	203,818
Terumo Corp.	1,900	74,734
Toho Co., Ltd.	5,800	213,248
Toho Gas Co., Ltd.	1,800	89,334
Tokyo Electric Power Co. Holdings, Inc. (a)	13,500	45,639
Tokyo Electron Ltd.	1,700	342,097
Tokyo Gas Co., Ltd.	4,600	110,133
Toppan Printing Co., Ltd.	5,600	95,966
Toshiba Corp.	1,600	43,881
Tosoh Corp.	23,900	333,283
TOTO Ltd.	8,300	330,493
Toyo Suisan Kaisha Ltd.	5,600	293,456
Toyoda Gosei Co., Ltd.	14,500	311,282

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Toyota Industries Corp.	1,300	$66,792
Toyota Motor Corp.	9,900	623,921
Toyota Tsusho Corp.	4,600	117,037
Trend Micro, Inc.	2,300	126,597
Tsuruha Holdings, Inc.	2,700	399,757
Unicharm Corp.	5,500	205,375
USS Co., Ltd.	5,500	95,904
Welcia Holdings Co., Ltd.	6,300	530,066
Yakult Honsha Co., Ltd.	3,700	227,300
Yamada Denki Co., Ltd.	74,700	363,527
Yamaha Corp.	3,900	190,261
Yamaha Motor Co., Ltd.	5,700	82,566
Yamato Holdings Co., Ltd.	14,100	313,696
Yamazaki Baking Co., Ltd.	33,700	604,139
Yokogawa Electric Corp.	12,300	177,910
Yokohama Rubber Co., Ltd.	7,300	110,681
ZOZO, Inc.	5,900	108,814

		51,665,703

Luxembourg - 0.2%
ArcelorMittal S.A. (a)	10,542	100,966
Tenaris S.A.	30,468	191,744

		292,710

Netherlands - 3.4%
CNH Industrial N.V. (a)	69,487	424,077
EXOR N.V.	16,927	913,183
Heineken Holding N.V.	3,099	254,907
ING Groep N.V.	32,964	214,319
Koninklijke Ahold Delhaize N.V.	63,791	1,617,352
Koninklijke KPN N.V.	101,405	247,871
Koninklijke Philips N.V. (a)	5,894	267,959
Randstad Holding N.V.	37,536	1,572,090

		5,511,758

Norway - 0.6%
Equinor ASA	51,674	753,595
Mowi ASA	2,055	38,733
Norsk Hydro ASA (a)	36,500	92,787
Orkla ASA	5,998	53,872

		938,987

Portugal - 0.5%
Galp Energia SGPS S.A.	23,866	283,962
Jeronimo Martins SGPS S.A. (a)	28,280	482,222

		766,184

Singapore - 0.4%
Genting Singapore Ltd.	177,600	98,962
Jardine Cycle & Carriage Ltd.	9,100	141,290
Oversea-Chinese Banking Corp., Ltd.	46,200	280,506
Venture Corp., Ltd.	11,200	121,711

		642,469

Spain - 1.4%
ACS, Actividades de Construccion y Servicios S.A.	274	7,012
Banco Santander S.A.	4,700	10,746
Bankia S.A.	233,802	205,868

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

	SHARES	FAIR VALUE
Spain - 1.4% (continued)
Endesa S.A.	3,594	$85,847
Industria de Diseno Textil S.A.	28,987	807,388
Repsol S.A.	86,214	811,711
Siemens Gamesa Renewable Energy S.A. (a)	2,677	45,481
Telefonica S.A.	86,640	405,709

		2,379,762

Sweden - 2.3%
Assa Abloy AB	4,137	84,438
Atlas Copco AB - Class A	1	40
Electrolux AB	6,894	113,667
Electrolux Professional AB (a)	6,894	24,956
Epiroc AB - Class A	11,345	126,991
Epiroc AB - Class B	9,226	103,449
Essity AB (a)	5,136	170,107
Hennes & Mauritz AB - Class B	59,501	904,923
Husqvarna AB	23,213	172,142
ICA Gruppen AB	10,781	507,762
Sandvik AB (a)	14,077	235,333
Securitas AB - Class B (a)	3,749	50,053
Skanska AB (a)	25,612	514,874
SKF AB	17,657	326,447
Telefonaktiebolaget LM Ericsson	12,163	111,381
Volvo AB (a)	24,237	345,847

		3,792,410

Switzerland - 5.3%
Adecco Group AG	28,475	1,369,191
Chocoladefabriken, Lindt & Spruengli AG	21	175,917
Clariant AG (a)	2,229	41,162
Dufry AG (a)	18,142	542,934
EMS-Chemie Holding AG	269	199,873
Kuehne + Nagel International AG (a)	10,438	1,509,625
LafargeHolcim Ltd.	14,449	602,459
Nestle S.A.	2,610	283,386
Novartis AG	1,295	112,737
Roche Holding AG	6,238	2,165,346
Schindler Holding AG - Registered Shares	666	155,595
Schindler Holding AG - Participation Shares	2,829	660,612
Sonova Holding AG	1,723	379,852
Swatch Group AG	2,364	92,601
Swatch Group AG - Class B	635	128,099
Swiss Re AG	1,122	76,623
Swisscom AG	545	283,619

		8,779,631

United Kingdom - 0.1%
Coca-Cola European Partners PLC	4,019	151,516

United States - 26.2%
Alphabet, Inc. - Class C (a)(d)	3,375	4,822,605
Cadence Design Systems, Inc. (a)(d)	33,748	3,080,855
Comcast Corp. (d)	108,331	4,289,907
Gilead Sciences, Inc. (d)	50,622	3,939,910
Intuit, Inc. (d)	16,874	4,898,860
JPMorgan Chase & Co.	64,121	6,239,614
Lockheed Martin Corp. (d)	16,874	6,554,536

	SHARES	FAIR VALUE
United States - 26.2% (continued)
Maxim Integrated Products, Inc. (d)	33,748	$1,946,585
Okta, Inc. (a)	12,824	2,508,118
Texas Instruments, Inc. (d)	34,760	4,127,402
Western Digital Corp. (d)	14,512	643,897

		43,052,289

TOTAL COMMON STOCKS (Cost $148,753,960)		148,570,731

REAL ESTATE INVESTMENT TRUSTS - 6.1%
United States - 6.1%
American Tower Corp. (d)	11,137	2,875,239
Crown Castle International Corp. (d)	41,510	7,146,361

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,268,545)		10,021,600

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio, 0.08% (e)	467,243	467,243
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.09% (e)	467,243	467,243
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.05% (e)	467,243	467,243
STIT - Government & Agency Portfolio, 0.12% (e)	467,243	467,243
STIT - Treasury Portfolio - Institutional Class, 0.08% (e)	467,243	467,243

		2,336,215

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 3.7%
0.116%, 8/20/20 (f)	$6,000,000	5,998,167

		5,998,167

TOTAL SHORT-TERM INVESTMENTS (Cost $8,334,682)		8,334,382

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.11% (e)	808,464	808,464

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $808,464)		808,464

TOTAL INVESTMENTS (Cost $167,165,651) - 102.1%		167,735,177

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(3,312,634)

TOTAL NET ASSETS - 100.0%		$164,422,543

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of May 31, 2020. Total loaned securities had a market value of $768,406 as of May 31, 2020.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,192,999 or 0.7% of net assets.
(d)	This security or a portion of this security was held as collateral for derivative contracts as of May 31, 2020. The total market value of the collateral was $26,651,674 as of May 31, 2020.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, June 2020 Settlement	22	$1,465,200	$70,691
British Pound, June 2020 Settlement	182	14,020,825	(385,309)
Euro FX, June 2020 Settlement	130	18,039,125	331,631
Mini MSCI EAFE Index, June 2020 Settlement	312	26,919,360	1,536,689

TOTAL FUTURES CONTRACTS PURCHASED		$60,444,510	$1,553,702

Total Return Swaps - Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)

UBS	Accor S.A.	1-Month LIBOR EUR	5/13/2025	Term	$472	20	$93
GS	AGL Energy Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	354,900	30,565	(12,656)
UBS	AIB Group PLC	3-Month LIBOR EUR	5/13/2025	Term	1,643	1,614	137
UBS	Air Liquide S.A.	1-Month LIBOR EUR	5/13/2025	Term	257,956	2,026	17,547
GS	Ampol Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	327,847	21,516	61,231
UBS	Anglo American PLC	1-Month LIBOR GBP	5/13/2025	Term	16,231	954	3,961
UBS	Antofagasta PLC	1-Month LIBOR GBP	5/13/2025	Term	39,716	4,037	4,354
MS	Arkema	1-Month LIBOR EUR	5/6/2025	Term	133,762	1,663	15,512
UBS	Arkema	1-Month LIBOR EUR	5/13/2025	Term	283,330	3,452	26,551
UBS	Associated British Foods PLC	1-Month LIBOR GBP	5/13/2025	Term	498,292	23,195	26,209
UBS	Atos SE	1-Month LIBOR EUR	5/13/2025	Term	221,969	3,172	19,456
MS	AXA S.A.	1-Month LIBOR EUR	5/6/2025	Term	1,003,917	58,658	72,340
UBS	BAE Systems PLC	1-Month LIBOR GBP	5/13/2025	Term	32,082	5,144	(342)
UBS	Bank Of Ireland Group PLC	3-Month LIBOR EUR	5/13/2025	Term	56,744	38,291	11,640
UBS	Barratt Developments PLC	1-Month LIBOR GBP	5/13/2025	Term	232,575	39,340	10,709
UBS	Barratt Developments PLC	1-Month LIBOR GBP	5/13/2025	Term	25,831	504	(163)
GS	BHP Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	39,846	1,960	6,262
UBS	BHP Group PLC	1-Month LIBOR GBP	5/13/2025	Term	571,366	34,418	105,350
GS	Bluescope Steel Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	466,719	72,037	63,767
UBS	Bollore	1-Month LIBOR EUR	5/13/2025	Term	386,419	137,267	7,755
MS	Bouygues S.A.	1-Month LIBOR EUR	5/6/2025	Term	645,158	22,217	36,441
UBS	Bouygues S.A.	1-Month LIBOR EUR	5/13/2025	Term	546,331	18,966	35,576
UBS	BP PLC	1-Month LIBOR GBP	5/13/2025	Term	605,595	162,560	15,875
UBS	BT Group PLC	1-Month LIBOR GBP	5/13/2025	Term	43,403	34,659	6,486
UBS	Bunzl PLC	1-Month LIBOR GBP	5/13/2025	Term	229,880	10,822	23,336
UBS	Burberry Group PLC	1-Month LIBOR GBP	5/13/2025	Term	199,227	11,866	22,302
UBS	Capgemini SE	1-Month LIBOR EUR	5/13/2025	Term	2,170	23	206

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)

MS	Carrefour S.A.	1-Month LIBOR EUR	5/6/2025	Term	$42,006	2,881	$1,828
UBS	Carrefour S.A.	1-Month LIBOR EUR	5/13/2025	Term	1,203,211	84,123	76,815
UBS	Casino Guichard Perrachon	1-Month LIBOR EUR	5/13/2025	Term	441,927	11,817	3,256
UBS	Centrica PLC	1-Month LIBOR GBP	5/13/2025	Term	322,967	745,475	15,158
GS	Cimic Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	77,569	5,001	5,776
UBS	CNP Assurances S.A.	1-Month LIBOR EUR	5/13/2025	Term	1,051	108	92
GS	Coles Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	510,604	47,228	(27,407)
UBS	Compagnie De Saint Gobain	1-Month LIBOR EUR	5/13/2025	Term	252,753	9,563	60,209
UBS	Compass Group PLC	1-Month LIBOR GBP	5/13/2025	Term	122,410	8,649	4,349
UBS	CRH PLC	3-Month LIBOR EUR	5/13/2025	Term	50,089	1,751	6,857
UBS	Danone	1-Month LIBOR EUR	5/13/2025	Term	701,572	10,135	(4,258)
UBS	Dassault Aviation S.A.	1-Month LIBOR EUR	5/13/2025	Term	217,470	286	24,119
UBS	DCC PLC	1-Month LIBOR GBP	5/13/2025	Term	184,004	2,560	33,720
UBS	Direct Line Insurance Group	1-Month LIBOR GBP	5/13/2025	Term	152,040	45,613	(2,664)
MS	Eiffage	1-Month LIBOR EUR	5/6/2025	Term	608,680	7,620	86,882
UBS	Engie	1-Month LIBOR EUR	5/13/2025	Term	365,644	35,913	61,168
UBS	Eutelsat Communications	1-Month LIBOR EUR	5/13/2025	Term	133,068	13,448	1,579
UBS	Evraz PLC	1-Month LIBOR GBP	5/13/2025	Term	543,837	181,515	92,037
UBS	Faurecia	1-Month LIBOR EUR	5/13/2025	Term	510,060	15,492	90,608
UBS	Ferguson PLC	1-Month LIBOR GBP	5/13/2025	Term	568,832	7,646	34,051
GS	Fortescue Metals Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	608,062	79,603	128,526
UBS	G4S PLC	1-Month LIBOR GBP	5/13/2025	Term	45,337	40,898	432
UBS	Glencore PLC	1-Month LIBOR GBP	5/13/2025	Term	329,999	192,985	34,381
UBS	GVC Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	40,642	4,396	2,503
UBS	Iliad S.A.	1-Month LIBOR EUR	5/13/2025	Term	2,063	13	214
UBS	Imperial Brands PLC	1-Month LIBOR GBP	5/13/2025	Term	40,910	2,036	(3,259)
UBS	ITV PLC	1-Month LIBOR GBP	5/13/2025	Term	46,174	54,565	8,226
UBS	JCDecaux Group	1-Month LIBOR EUR	5/13/2025	Term	47,170	2,204	(2,007)
UBS	JD Sports Fashion PLC	1-Month LIBOR GBP	5/13/2025	Term	39,239	6,045	10,311
MS	Kingfisher PLC	1-Month LIBOR GBP	5/6/2025	Term	319,259	163,459	77,293
UBS	Kingfisher PLC	1-Month LIBOR GBP	5/13/2025	Term	531,588	249,312	73,356
UBS	Kingspan Group PLC	3-Month LIBOR EUR	5/13/2025	Term	86,119	1,621	13,830
UBS	Legrand S.A.	1-Month LIBOR EUR	5/13/2025	Term	73,776	1,140	4,335
UBS	L’Oreal	1-Month LIBOR EUR	5/13/2025	Term	160,992	591	12,360
UBS	Marks & Spencer Group PLC	1-Month LIBOR GBP	5/13/2025	Term	145,914	136,906	20,280
GS	Medibank Private Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	49,281	27,485	2,887
UBS	Meggitt PLC	1-Month LIBOR GBP	5/13/2025	Term	46,184	16,126	9,546
UBS	Melrose Industries PLC	1-Month LIBOR GBP	5/13/2025	Term	9,493	9,195	3,760
UBS	Michelin	1-Month LIBOR EUR	5/13/2025	Term	419,480	4,530	39,018
UBS	Micro Focus International PLC	1-Month LIBOR GBP	5/13/2025	Term	37,102	7,276	(1,269)
MS	Mondi PLC	1-Month LIBOR GBP	5/6/2025	Term	108,709	6,501	13,555
UBS	Mondi PLC	1-Month LIBOR GBP	5/13/2025	Term	189,637	11,753	31,453
UBS	Next PLC	1-Month LIBOR GBP	5/13/2025	Term	165,488	2,920	11,062
UBS	Orange S.A.	1-Month LIBOR EUR	5/13/2025	Term	2,840	246	119
GS	Orica Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	108,080	9,623	3,435
GS	Origin Energy Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	11,396	3,461	2,202
MS	Pearson PLC	1-Month LIBOR GBP	5/6/2025	Term	36,301	6,532	1,037
UBS	Pearson PLC	1-Month LIBOR GBP	5/13/2025	Term	146,840	27,651	11,260
UBS	Persimmon PLC	1-Month LIBOR GBP	5/13/2025	Term	268,729	10,116	19,753

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)

MS	Publicis Groupe	1-Month LIBOR EUR	5/6/2025	Term	$49,154	1,725	$(2)
UBS	Publicis Groupe	1-Month LIBOR EUR	5/13/2025	Term	199,937	7,603	16,718
GS	Qantas Airways Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	30,325	12,852	3,965
UBS	Rio Tinto PLC	1-Month LIBOR GBP	5/13/2025	Term	844,306	18,326	149,384
UBS	Rolls-Royce Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	45,196	14,190	3,159
UBS	Royal Dutch Shell PLC-A Shares	1-Month LIBOR GBP	5/13/2025	Term	1,355,540	86,740	30,927
UBS	Royal Dutch Shell PLC-B Shares	1-Month LIBOR GBP	5/13/2025	Term	1,108,648	73,377	23,054
UBS	RSA Insurance Group PLC	1-Month LIBOR GBP	5/13/2025	Term	99,812	21,944	7,630
UBS	Sage Group PLC	1-Month LIBOR GBP	5/13/2025	Term	337,433	40,988	16,964
UBS	Sainsbury (J) PLC	1-Month LIBOR GBP	5/13/2025	Term	233,225	98,332	2,502
UBS	Sanofi	1-Month LIBOR EUR	5/13/2025	Term	84,239	848	(1,289)
GS	Santos Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	7,784	2,697	1,874
UBS	Sartorius Stedim Biotech	1-Month LIBOR EUR	5/13/2025	Term	51,906	200	2,532
UBS	Schneider Electric SE	1-Month LIBOR EUR	5/13/2025	Term	224,468	2,522	25,250
UBS	Schroders PLC	1-Month LIBOR GBP	5/13/2025	Term	196,474	5,696	13,067
MS	Scor SE	1-Month LIBOR EUR	5/6/2025	Term	627,616	22,909	(53,147)
UBS	SEB S.A.	1-Month LIBOR EUR	5/13/2025	Term	1,947	17	420
UBS	SES S.A.	1-Month LIBOR EUR	5/13/2025	Term	31,789	4,902	4,528
UBS	Smurfit Kappa Group PLC	3-Month LIBOR EUR	5/13/2025	Term	94,378	3,030	4,560
MS	Sodexo S.A.	1-Month LIBOR EUR	5/6/2025	Term	294,768	3,934	(29,377)
UBS	Sodexo S.A.	1-Month LIBOR EUR	5/13/2025	Term	102,274	1,532	1,086
GS	South32 Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	14,667	11,581	(32)
UBS	STMicroelectronics N.V.	1-Month LIBOR EUR	5/13/2025	Term	25,981	1,027	(475)
MS	Suez	1-Month LIBOR EUR	5/6/2025	Term	533,209	49,715	54,724
UBS	Suez	1-Month LIBOR EUR	5/13/2025	Term	189,526	16,641	7,286
GS	Suncorp Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	18,349	3,100	758
GS	Tabcorp Holdings Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	4,352	2,259	507
UBS	Taylor Wimpey PLC	1-Month LIBOR GBP	5/13/2025	Term	360,712	205,832	7,901
GS	Telstra Corp. Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	322,135	156,911	13,752
UBS	Tesco PLC	1-Month LIBOR GBP	5/13/2025	Term	265,902	86,747	(12,685)
UBS	Thales S.A.	1-Month LIBOR EUR	5/13/2025	Term	989	14	82
MS	Total S.A.	1-Month LIBOR EUR	5/6/2025	Term	390,813	11,547	47,038
UBS	Total S.A.	1-Month LIBOR EUR	5/13/2025	Term	1,670,217	48,396	165,050
UBS	TUI AG	1-Month LIBOR GBP	5/13/2025	Term	44,591	13,887	31,126
UBS	Valeo S.A.	1-Month LIBOR EUR	5/13/2025	Term	602,641	29,854	135,335
UBS	Veolia Environnement	1-Month LIBOR EUR	5/13/2025	Term	394,850	19,480	34,111
UBS	Vinci S.A.	1-Month LIBOR EUR	5/13/2025	Term	12,930	159	1,904
UBS	Vodafone Group PLC	1-Month LIBOR GBP	5/13/2025	Term	16,405	10,935	1,573
UBS	Wendel	1-Month LIBOR EUR	5/13/2025	Term	168,261	2,085	24,182
MS	WM Morrison Supermarkets	1-Month LIBOR GBP	5/6/2025	Term	166,435	73,143	7,549
UBS	WM Morrison Supermarkets	1-Month LIBOR GBP	5/13/2025	Term	232,153	95,761	(4,316)
UBS	WPP PLC	1-Month LIBOR GBP	5/13/2025	Term	191,332	28,158	22,916

					$29,997,648		$ 2,434,800

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

Total Return Swaps - Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

GS	Alphabet, Inc. — Class C	1-Month LIBOR USD	4/4/2029	Term	$4,551,728	3,375	$(271,481)
GS	American Tower Corp.	1-Month LIBOR USD	4/4/2029	Term	2,650,606	11,137	(224,985)
GS	Cadence Design Sys., Inc.	1-Month LIBOR USD	4/4/2029	Term	2,737,975	33,748	(343,242)
GS	Comcast Corp. — Class A	1-Month LIBOR USD	4/4/2029	Term	4,076,496	108,331	(213,952)
GS	Crown Castle Intl. Corp.	1-Month LIBOR USD	4/4/2029	Term	6,617,939	41,510	(529,299)
GS	Gilead Sciences, Inc.	1-Month LIBOR USD	4/4/2029	Term	4,252,248	50,622	311,774
GS	Intuit, Inc.	1-Month LIBOR USD	4/4/2029	Term	4,552,774	16,874	(346,689)
GS	JPMorgan Chase & Co.	1-Month LIBOR USD	4/4/2029	Term	6,140,227	64,121	(100,201)
GS	Lockheed Martin Corp.	1-Month LIBOR USD	4/4/2029	Term	6,564,998	16,874	(30,906)
GS	Maxim Integrated Products	1-Month LIBOR USD	4/4/2029	Term	1,855,465	33,748	(107,565)
GS	Okta, Inc.	1-Month LIBOR USD	4/4/2029	Term	1,940,271	12,824	(568,104)
GS	Texas Instruments, Inc.	1-Month LIBOR USD	4/4/2029	Term	4,034,593	34,760	(124,628)
GS	Western Digital Corp.	1-Month LIBOR USD	4/4/2029	Term	668,713	14,512	24,727

					$50,644,033		$(2,524,551)

Swaps on Futures

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

GS	Airbus Group Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	$80,176	35	$(80,176)
GS	Airbus Group Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,197	30	(71,766)
GS	Airbus Group Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,201	30	(58,029)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	80,156	74	(18,942)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,212	73	(34,797)
GS	Assicurazioni Generali S.p.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,167	75	(37,855)
GS	Banco Santander Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	200,575	825	(163,789)
GS	Banco Santander Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	200,869	866	(127,853)
GS	Banco Santander Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	200,610	899	(80,270)
GS	British American Tobacco — December 2020 Expiration	N/A	12/18/2020	Term	238,295	77	(33,240)
GS	British American Tobacco — December 2021 Expiration	N/A	12/17/2021	Term	238,299	108	(13,079)
GS	British American Tobacco — December 2022 Expiration	N/A	12/16/2022	Term	238,379	109	(25,707)
GS	Bayer AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	250,557	86	18,733

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

GS	Bayer AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	$250,618	94	$(38,178)
GS	Bayer AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	250,631	102	3,732
GS	BBVA Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	80,330	279	(30,500)
GS	BBVA Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,073	286	(55,611)
GS	BBVA Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,218	305	(45,287)
GS	BMW AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	80,198	26	(6,453)
GS	BMW AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,185	25	(56,218)
GS	BMW AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,194	25	(47,120)
GS	BNP Paribas S.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	80,184	23	(68,459)
GS	BNP Paribas S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,173	24	(61,007)
GS	BNP Paribas S.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,177	26	(49,356)
GS	Carrefour S.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	200,568	357	(109,023)
GS	Carrefour S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	200,459	363	(78,136)
GS	Carrefour S.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	200,346	344	(44,372)
GS	Daimler AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	250,539	131	(177,619)
GS	Daimler AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	250,626	114	(219,822)
GS	Daimler AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	250,638	112	(199,646)
GS	Deutsche Lufthansa AG Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	250,609	300	(250,609)
GS	Deutsche Lufthansa AG Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	250,706	335	(246,944)
GS	Deutsche Lufthansa AG Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	250,427	370	(82,356)
GS	E.ON SE Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	200,428	387	(1,762)
GS	E.ON SE Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	200,545	381	(11,973)
GS	Renault S.A. — December 2020 Expiration	N/A	12/18/2020	Term	250,524	117	(250,524)
GS	Renault S.A. — December 2021 Expiration	N/A	12/17/2021	Term	250,576	146	(242,362)
GS	Renault S.A. — December 2022 Expiration	N/A	12/16/2022	Term	250,576	157	(210,980)
GS	Repsol S.A. — December 2020 Expiration	N/A	12/18/2020	Term	250,576	274	(32,858)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (c)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

GS	Repsol S.A. — December 2021 Expiration	N/A	12/17/2021	Term	$250,499	246	$(134,280)
GS	Repsol S.A. — December 2022 Expiration	N/A	12/16/2022	Term	250,556	259	(138,437)
GS	Société Générale S.A. — December 2020 Expiration	N/A	12/18/2020	Term	250,529	105	(229,977)
GS	Société Générale S.A. — December 2021 Expiration	N/A	12/17/2021	Term	250,604	132	(212,007)
GS	Société Générale S.A. — December 2022 Expiration	N/A	12/16/2022	Term	250,509	148	(186,684)
GS	Telefónica S.A. — December 2020 Expiration	N/A	12/18/2020	Term	80,131	183	(16,983)
GS	Telefónica S.A. — December 2021 Expiration	N/A	12/17/2021	Term	80,180	188	(33,558)
GS	Telefónica S.A. — December 2022 Expiration	N/A	12/16/2022	Term	80,104	193	(33,583)
GS	Total S.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	97,129	35	(44,000)
GS	UBS Group AG — December 2020 Expiration	N/A	12/18/2020	Term	164,457	219	(51,117)
GS	UBS Group AG — December 2021 Expiration	N/A	12/17/2021	Term	164,468	231	(93,692)
GS	UBS Group AG — December 2022 Expiration	N/A	12/16/2022	Term	164,335	236	(33,120)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	80,189	7	(39,404)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	80,182	7	(53,620)
GS	Unibail-Rodamco-Westfield SE Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	80,178	8	(19,581)
GS	UniCredit S.p.A. Dividend Future — December 2020 Expiration	N/A	12/18/2020	Term	250,733	353	(227,092)
GS	UniCredit S.p.A. Dividend Future — December 2021 Expiration	N/A	12/17/2021	Term	250,650	332	(157,305)
GS	UniCredit S.p.A. Dividend Future — December 2022 Expiration	N/A	12/16/2022	Term	250,762	337	(136,032)
GS	Vodafone Group PLC — December 2020 Expiration	N/A	12/18/2020	Term	76,017	799	(26,626)
GS	Vodafone Group PLC — December 2021 Expiration	N/A	12/17/2021	Term	76,350	847	(13,985)
GS	Vodafone Group PLC — December 2022 Expiration	N/A	12/16/2022	Term	76,336	896	1,397

					$10,084,715		$(5,219,899)

							$(5,309,650)

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL PORTFOLIO

(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of May 31, 2020 are as follows:

	Variable Rate as of May 31, 2020	Fixed Spread Range as of May 31, 2020
1-Month LIBOR USD	0.18%	(0.75)%—(0.25)%
1-Month LIBOR EUR	(0.47)%	0.25%—0.75%
3-Month LIBOR EUR	(0.35)%	0.25%—0.50%
1-Month LIBOR GBP	0.09%	0.25%—0.75%
1-Month Bank Bill Swap Rate	0.09%	0.25%—0.75%

(c)

These swaps do not have any financing accruals. The Portfolio has contracted to receive the total return of the reference entity. To the extent that return is positive, the Portfolio will earn a positive return; to the extent that return is negative, the Portfolio will bear a loss.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 91.7%
Australia - 0.9%
Accent Group Ltd.	125,886	$113,922
ARB Corp., Ltd.	2,158	24,556
Breville Group Ltd.	11,280	167,780
Cleanaway Waste Management Ltd.	15,072	19,613
CSR Ltd.	30,950	84,374
Inghams Group Ltd.	15,009	34,215
JB Hi-Fi Ltd. (a)	7,613	188,804
Magellan Financial Group Ltd.	1,791	70,037
Metcash Ltd.	166,927	300,479
Mineral Resources Ltd.	21,059	264,625
Sandfire Resources Ltd.	28,861	84,503
Super Retail Group Ltd.	21,228	118,649
Vita Group Ltd.	57,226	41,616

		1,513,173

Austria - 0.8%
Agrana Beteiligungs AG	2,195	42,658
Kapsch TrafficCom AG	252	4,895
Oesterreichische Post AG (a)	2,259	75,884
S&T AG (a)	5,105	134,699
Telekom Austria AG	38,774	278,906
UNIQA Insurance Group AG	20,650	139,882
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	24,202	510,408
Wienerberger AG	10,892	217,632
Zumtobel Group AG (b)	1,129	7,822

		1,412,786

Belgium - 2.4%
AGFA-Gevaert N.V. (b)	46,183	185,887
Balta Group S.A. (b)(c)	2,438	3,205
Barco N.V.	3,489	611,147
Bekaert S.A.	30,105	646,206
Bpost S.A.	40,171	263,413
D’ieteren S.A.	17,149	1,029,146
Fagron	1,129	27,030
KBC Ancora	884	29,699
Ontex Group N.V.	8,900	141,638
Orange Belgium S.A.	11,654	188,940
Recticel S.A.	48,769	405,452
Sioen Industries N.V. (b)	419	8,327
Sofina S.A.	1,505	413,071
Van de Velde N.V. (b)	479	11,538

		3,964,699

Bermuda - 0.5%
BW LPG Ltd. (c)	24,205	80,853
Chow Sang Sang Holdings International Ltd.	15,000	14,522
Fairwood Holdings Ltd.	9,500	19,668
First Pacific Co., Ltd.	46,000	8,934
Giordano International Ltd.	620,000	89,113
Global Brands Group Holding Ltd. (b)	600	16
Good Resources Holdings Ltd. (b)	220,000	1,958
G-Resources Group Ltd. (b)	1,071,000	5,546
Johnson Electric Holdings Ltd. (a)	36,000	61,933
K Wah International Holdings Ltd.	17,000	7,006

	SHARES	FAIR VALUE
Bermuda - 0.5% (continued)
Luk Fook Holdings International Ltd.	38,000	$66,990
Regal Hotels International Holdings Ltd.	32,000	13,871
SmarTone Telecommunications Holdings Ltd.	453,500	236,995
Stolt-Nielsen Ltd.	796	6,824
VTech Holdings Ltd.	40,800	247,044

		861,273

Canada - 2.3%
Aecon Group, Inc. (b)	10,342	109,666
AGF Management Ltd. (b)	23,906	65,111
ATS Automation Tooling Systems, Inc. (b)	6,974	101,354
Canfor Pulp Products, Inc. (b)	14,873	67,298
Cascades, Inc. (b)	9,600	98,451
Celestica, Inc. (b)	600	4,088
Centerra Gold, Inc. (b)	2,400	24,351
Cogeco Communications, Inc. (b)	500	37,339
Cogeco, Inc. (b)	1,656	103,773
Corus Entertainment, Inc. (b)	54,310	127,408
Descartes Systems Group, Inc. (b)	2,600	123,952
ECN Capital Corp. (b)	13,700	47,164
Enghouse Systems Ltd. (b)	8,276	359,688
Evertz Technologies Ltd. (b)	2,100	23,031
Exco Technologies Ltd. (b)	17,611	77,896
FirstService Corp. (b)	1,000	92,959
Genworth MI Canada, Inc. (a)(b)	3,398	76,284
Gibson Energy Inc. (b)	7,000	108,291
Intertape Polymer Group, Inc. (b)	2,000	17,983
Linamar Corp. (b)	13,300	369,388
Martinrea International, Inc. (b)	9,100	59,814
MEG Energy Corp. (b)	7,700	17,896
Morneau Shepell, Inc. (b)	900	21,571
Mullen Group Ltd. (b)	5,600	24,241
Parex Resources, Inc. (b)	5,600	62,961
Pason Systems, Inc. (b)	16,068	83,791
Russel Metals, Inc. (a)(b)	20,099	213,712
Silvercorp Metals, Inc. (a)(b)	54,900	242,830
SSR Mining, Inc. (b)	4,100	78,852
Superior Plus Corp. (b)	3,400	23,336
Taseko Mines Ltd. (b)	7,450	2,976
TFI International, Inc. (b)	2,392	72,445
TMX Group Ltd. (b)	1,000	100,236
Torex Gold Resources, Inc. (b)	5,600	77,278
Toromont Industries Ltd. (b)	3,896	187,945
TransAlta Corp. (b)	13,725	80,246
Transcontinental, Inc. (b)	15,078	131,084
Vermilion Energy, Inc. (b)	1,800	8,968
Winpak Ltd. (b)	5,563	186,342
WSP Global, Inc. (b)	2,021	130,433

		3,842,432

Cayman Islands - 0.7%
Crystal International Group Ltd. (c)	12,500	2,783
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,570,000	409,244
Leyou Technologies Holdings Ltd. (a)(b)	195,000	59,527
Pacific Textiles Holdings Ltd.	76,000	31,902
Sa Sa International Holdings Ltd. (a)	858,000	130,691

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Cayman Islands - 0.7% (continued)
Sapiens International Corp., N.V.	1,518	$37,270
SITC International Holdings Co., Ltd.	211,000	200,119
The United Laboratories International Holdings Ltd.	118,000	105,407
VSTECS Holdings Ltd.	128,000	57,260
Xinyi Glass Holdings Ltd.	86,000	91,369

		1,125,572

Denmark - 1.5%
Ambu A/S	500	16,873
Bang & Olufsen A/S (b)	1,150	4,224
D/S Norden A/S	1,433	19,559
GN Store Nord A/S	11,599	630,954
Matas A/S	22,691	202,918
Nilfisk Holding A/S (b)	587	8,900
NKT A/S (b)	5,722	122,053
NNIT A/S (c)	189	3,285
Per Aarsleff Holding A/S	16,370	554,929
Rockwool International A/S	298	83,629
Royal Unibrew A/S (b)	2,502	201,082
Scandinavian Tobacco Group A/S (c)	20,905	314,733
SimCorp A/S	2,204	243,353
Spar Nord Bank A/S (b)	689	5,182
Topdanmark A/S	2,195	91,308

		2,502,982

Faroe Islands - 0.1%
Bakkafrost P/F (b)	2,468	153,992

Finland - 2.0%
Adapteo Oyj (b)	408	3,223
Caverion OYJ (b)	60,686	392,624
Finnair OYJ (a)(b)	24,217	95,257
F-Secure OYJ (b)	5,175	17,912
Kesko OYJ	23,796	402,042
Konecranes OYJ	6,607	158,888
Metsa Board OYJ	11,795	84,464
Oriola OYJ - Class B	7,650	17,748
Outokumpu OYJ (b)	82,784	248,323
Outotec OYJ (a)	62,058	320,938
Rovio Entertainment OYJ (a)(c)	21,300	127,927
Sanoma OYJ	19,780	192,250
Tokmanni Group Corp.	48,322	653,028
Uponor OYJ	8,652	109,072
Valmet OYJ	8,655	226,296
YIT OYJ	62,854	347,463

		3,397,455

Germany - 5.3%
ADVA Optical Networking SE (b)	35,313	229,640
Aurubis AG	11,519	667,028
BayWa AG	315	9,724
Bechtle AG	2,953	524,500
bet-at-home.com AG	754	33,901
Borussia Dortmund GmbH & Co. KGaA	41,050	289,184
CANCOM SE	6,440	407,294
Centrotec SE	166	2,712
CEWE Stiftung & Co. KGaA	5,275	539,786

	SHARES	FAIR VALUE
Germany - 5.3% (continued)
CropEnergies AG	1,928	$18,926
Draegerwerk AG & Co. KGaA	1,073	69,347
Duerr AG	1,328	31,577
ElringKlinger AG (b)	11,585	60,893
Freenet AG	5,679	97,714
Gesco AG	356	6,753
Hamburger Hafen und Logistik AG	3,459	56,441
HelloFresh SE (b)	38,874	1,589,467
Hornbach Holding AG & Co. KGaA	4,450	320,636
Hugo Boss AG	11,197	307,291
Hypoport SE (b)	191	85,327
Indus Holding AG	5,550	179,215
Jenoptik AG	25	602
JOST Werke AG (b)(c)	6,977	199,042
Krones AG	5,836	381,811
MLP SE	7,240	42,034
Nemetschek SE	1,071	85,139
Norma Group SE	1,213	35,839
OHB SE	2,041	80,516
ProSiebenSat.1 Media SE	43,214	557,138
Rheinmetall AG	5,724	466,194
Salzgitter AG	3,684	49,649
Sixt Leasing SE	1,400	25,802
SMA Solar Technology AG (b)	582	17,323
Software AG	4,147	160,513
Stroeer SE & Co., KGaA	2,784	202,588
Takkt AG	47,219	459,506
Varta AG (a)(b)	467	48,245
VERBIO Vereinigte BioEnergie AG	3,100	30,888
Washtec AG (b)	988	40,667
zooplus AG (b)	2,349	367,990

		8,778,842

Hong Kong - 0.3%
CITIC Telecom International Holdings Ltd.	225,000	71,567
Dah Sing Banking Group Ltd.	12,000	10,671
Melco International Development Ltd.	148,000	281,669
Nissin Foods Co., Ltd.	87,000	72,512
Shun Tak Holdings Ltd.	346,000	123,136

		559,555

Israel - 1.6%
B Communications Ltd. (b)	330	507
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	509,743	438,537
Caesarstone Ltd.	23,215	258,615
Cellcom Israel Ltd. (b)	16,235	51,562
Delek Automotive Systems Ltd.	3,236	16,940
Delek Group Ltd.	253	6,817
Delta Galil Industries Ltd.	508	7,447
Equital Ltd. (b)	1,061	22,824
First International Bank Of Israel Ltd.	15,971	364,216
Formula Systems 1985 Ltd.	1,190	91,802
Hadera Paper Ltd. (b)	318	10,293
Harel Insurance Investments & Financial Services Ltd.	3,322	20,808
Hilan Ltd. (b)	411	17,502
IDI Insurance Co., Ltd.	116	3,003

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Israel - 1.6% (continued)
Israel Corp., Ltd. (b)	1,213	$143,184
Matrix IT Ltd.	13,367	300,063
Naphtha Israel Petroleum Corp., Ltd. (b)	4,129	16,308
Nova Measuring Instruments Ltd. (b)	1,588	78,629
Oil Refineries Ltd.	180,818	43,814
Partner Communications Co., Ltd. (b)	6,564	27,332
Paz Oil Co., Ltd.	1,895	156,221
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,300	207,151
Shikun & Binui Ltd.	4,387	16,649
Shufersal Ltd.	42	284
Strauss Group Ltd.	11,871	332,737

		2,633,245

Italy - 3.0%
A2A S.p.A.	234,207	326,797
Arnoldo Mondadori Editore S.p.A. (b)	147,316	172,889
ASTM S.p.A.	8,960	184,933
Autogrill S.p.A.	44,385	251,449
Banca Popolare di Sondrio S.C.p.A.	173,186	282,222
Biesse S.p.A. (b)	36,986	385,125
Buzzi Unicem S.p.A.	12,968	150,267
Cairo Communication S.p.A.	12,743	20,699
Datalogic S.p.A.	5,872	74,015
DeA Capital S.p.A.	7,546	11,654
El.En. S.p.A. (b)	1,659	39,691
Enav S.p.A. (c)	62,228	283,450
ERG S.p.A.	2,759	61,071
GEOX S.p.A. (b)	14,261	10,452
Hera S.p.A.	70,370	269,505
Iren S.p.A.	38,462	96,051
Italimobiliare S.p.A.	2,576	69,242
Mediaset S.p.A. (a)(b)	103,295	177,910
Piaggio & C. S.p.A.	153,171	370,022
Rai Way S.p.A. (c)	630	3,855
Saipem S.p.A.	369,618	885,845
Saras S.p.A. (b)	222,466	200,323
Sesa S.p.A.	1,083	61,608
Sogefi S.p.A. (b)	5,925	5,739
Tinexta S.p.A.	2,337	29,989
Tod’s S.p.A.	270	7,164
Unipol Gruppo S.p.A. (b)	165,533	584,349

		5,016,316

Japan - 36.3%
Achilles Corp.	4,800	75,806
Adastria Co., Ltd.	11,900	192,756
ADEKA Corp.	7,400	103,170
Aeon Delight Co., Ltd.	7,100	204,058
Ai Holdings Corp.	3,800	50,998
Aica Kogyo Co., Ltd.	2,100	62,518
Aichi Corp.	100	697
Aichi Steel Corp.	600	16,901
Aida Engineering Ltd.	10,800	73,872
Ain Holdings, Inc.	1,700	109,999
Aisan Industry Co., Ltd.	10,100	54,610
Akatsuki, Inc.	800	30,307
Alpen Co., Ltd.	7,800	127,748

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Altech Corp.	2,230	$40,220
Amano Corp.	2,600	56,382
Amuse, Inc.	5,100	113,924
Anest Iwata Corp.	6,300	50,554
Anicom Holdings, Inc.	1,700	84,040
Anritsu Corp. (a)	5,900	117,002
AOKI Holdings, Inc.	10,700	68,413
Aoyama Trading Co., Ltd.	25,600	195,264
Arata Corp.	5,400	228,588
Arcland Sakamoto Co., Ltd.	12,600	139,405
Arcland Service Holdings Co., Ltd.	4,400	78,120
Arcs Co., Ltd.	11,200	227,329
Argo Graphics, Inc.	4,400	151,581
As One Corp.	1,200	132,621
Asahi Co., Ltd.	2,900	41,773
Asahi Diamond Industrial Co., Ltd.	13,900	65,922
ASKUL Corp.	8,600	261,053
Atom Corp.	11,600	96,064
Autobacs Seven Co., Ltd.	13,800	169,385
Avex, Inc.	6,500	57,460
Axial Retailing, Inc.	5,100	196,096
Azbil Corp.	11,100	283,520
Bando Chemical Industries Ltd.	4,200	24,528
BayCurrent Consulting, Inc.	900	63,415
Belc Co., Ltd.	3,100	191,229
Benefit One, Inc.	5,600	122,879
BeNEXT Group, Inc.	15,200	115,834
Bic Camera, Inc.	18,900	199,168
BML, Inc.	5,000	141,023
Broadleaf Co., Ltd.	6,600	34,338
BRONCO BILLY Co., Ltd.	2,800	63,196
Bunka Shutter Co., Ltd.	15,600	116,820
Canon Electronics, Inc.	4,500	71,975
Canon Marketing Japan, Inc.	15,800	322,235
Capcom Co., Ltd.	5,600	198,146
Cawachi Ltd.	6,100	149,113
Chiyoda Co., Ltd.	17,500	171,330
Chiyoda Integre Co., Ltd.	3,300	54,057
Chori Co., Ltd.	11,000	186,004
Chubu Shiryo Co., Ltd.	10,400	161,186
Chudenko Corp.	5,700	122,659
Chugoku Marine Paints Ltd.	4,000	30,477
CI Takiron Corp.	24,700	169,194
Citizen Watch Co., Ltd.	34,900	125,128
Cleanup Corp.	440	2,133
CMIC Holdings Co., Ltd.	700	9,934
cocokara fine, Inc.	4,900	248,286
Colopl, Inc. (a)	4,100	40,938
COMSYS Holdings Corp.	4,400	122,578
Comture Corp.	1,600	44,208
CONEXIO Corp.	11,900	164,207
COOKPAD, Inc. (b)	9,900	28,881
Corona Corp.	500	4,340
Cosel Co., Ltd.	4,300	37,487
Cosmo Energy Holdings Co., Ltd.	6,400	101,767
Cosmos Pharmaceutical Corp.	2,600	373,986
Create Restaurants Holdings, Inc.	11,800	90,847

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Create SD Holdings Co., Ltd. (a)	8,700	$275,990
Curves Holdings Co., Ltd. (b)	6,000	36,775
Cybozu, Inc.	11,900	307,820
Dai-Dan Co., Ltd.	5,300	142,332
Daido Metal Co., Ltd.	11,100	58,826
Daido Steel Co., Ltd.	1,900	65,212
Daiho Corp.	1,800	42,051
Daiichi Jitsugyo Co., Ltd.	6,200	217,935
Daiichikosho Co., Ltd.	1,800	63,249
Daikokutenbussan Co., Ltd. (a)	4,200	157,640
Daikyonishikawa Corp.	6,200	35,127
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	200	4,649
Daisyo Corp.	7,400	96,706
Daiwabo Holdings Co., Ltd.	3,300	221,985
DCM Holdings Co., Ltd.	10,100	104,879
Denki Kogyo Co., Ltd.	2,100	51,763
Denyo Co., Ltd.	9,100	162,476
Descente Ltd. (b)	7,000	104,521
DIC Corp.	1,600	41,820
Dip Corp.	1,300	30,598
DMG Mori Co., Ltd.	3,900	47,580
Doshisha Co., Ltd.	14,500	211,318
Doutor Nichires Holdings Co., Ltd.	9,700	165,156
DTS Corp.	8,100	172,557
Duskin Co., Ltd.	6,000	164,342
DyDo Group Holdings, Inc.	4,800	235,831
Eagle Industry Co., Ltd.	5,000	35,260
Earth Corp.	2,000	132,410
Ebara Corp.	6,800	164,547
EDION Corp.	20,400	189,548
eGuarantee, Inc.	5,700	115,842
Elan Corp.	4,400	73,607
Elecom Co., Ltd.	6,200	295,893
Elematec Corp.	17,100	141,787
EM Systems Co., Ltd.	7,200	56,509
En-Japan, Inc.	3,200	86,550
Enplas Corp.	2,300	49,189
EPS Holdings, Inc.	5,500	56,711
ESPEC Corp.	3,300	54,121
Exedy Corp.	4,100	66,233
Ezaki Glico Co., Ltd.	3,400	164,999
F@N Communications, Inc.	16,400	72,320
Fancl Corp.	7,800	222,663
FCC Co., Ltd.	9,300	158,759
Feed One Co., Ltd.	50,000	86,492
Fields Corp.	60	214
Foster Electric Co., Ltd.	7,800	89,025
FP Corp.	1,200	88,329
France Bed Holdings Co., Ltd.	7,300	57,139
Fudo Tetra Corp.	76	999
Fuji Co., Ltd.	8,900	155,720
Fuji Machine Manufacturing Co., Ltd.	5,600	103,926
Fuji Pharma Co., Ltd.	400	4,615
Fuji Soft, Inc.	2,400	101,455
Fujicco Co., Ltd.	2,900	53,620
Fujikura Ltd.	15,900	47,071

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Fujimi, Inc.	2,800	$80,907
Fujimori Kogyo Co., Ltd.	4,200	137,523
Fujio Food System Co., Ltd.	3,000	46,653
Fujitec Co., Ltd.	10,500	157,433
Fujitsu General Ltd.	8,900	174,142
Fujiya Co., Ltd.	5,500	110,932
Fukuda Corp.	2,400	109,188
Fukui Computer Holdings, Inc.	2,700	78,729
Fukushima Galilei Co., Ltd.	2,400	73,985
Fullcast Holdings Co., Ltd.	7,600	111,486
Funai Soken Holdings, Inc.	2,550	60,179
Furukawa Electric Co., Ltd.	4,600	112,884
Fuso Chemical Co., Ltd.	1,600	59,730
Futaba Industrial Co., Ltd.	5,500	26,883
Future Corp.	6,500	108,474
G-7 Holdings, Inc.	2,200	48,220
Gecoss Corp.	7,400	68,434
Geo Holdings Corp.	19,000	237,817
Giken Ltd.	800	36,413
Glory Ltd.	3,500	83,216
GMO Cloud KK (a)	3,700	192,788
Goldwin, Inc.	2,000	128,229
Gree, Inc.	44,400	182,413
GS Yuasa Corp.	5,800	102,896
G-Tekt Corp.	2,500	26,415
GungHo Online Entertainment, Inc.	7,670	125,037
Gunosy, Inc. (b)	3,700	31,875
Gurunavi, Inc.	10,700	65,584
H2O Retailing Corp.	12,800	100,360
Halows Co., Ltd.	3,700	106,627
Hamakyorex Co., Ltd.	1,700	51,381
Hanwa Co., Ltd.	1,400	25,845
Haseko Corp.	11,500	140,483
Hazama Ando Corp.	18,100	117,351
Heiwado Co., Ltd.	9,500	170,724
Hibiya Engineering Ltd.	3,300	60,278
Hiday Hidaka Corp.	5,320	94,177
Hioki EE Corp.	1,700	54,637
HIS Co., Ltd.	2,200	40,388
Hisaka Works Ltd.	700	4,923
Hochiki Corp.	9,100	115,428
Hodogaya Chemical Co., Ltd.	1,600	62,451
Hogy Medical Co., Ltd.	1,100	36,173
Hosiden Corp.	10,700	93,621
Hosokawa Micron Corp.	1,100	62,237
House Foods Group, Inc.	4,100	139,008
Ichibanya Co., Ltd.	2,800	145,081
Ichikoh Industries Ltd.	5,600	28,208
Icom, Inc.	5,100	141,231
IDOM, Inc.	19,500	93,708
Inaba Denki Sangyo Co., Ltd.	10,300	234,783
Inabata & Co., Ltd.	13,800	169,254
Ines Corp.	1,000	12,993
Infocom Corp.	7,600	198,194
Information Services International-Dentsu Ltd.	3,400	158,481
Internet Initiative Japan, Inc.	3,100	109,357

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Iriso Electronics Co., Ltd.	500	$16,014
Ito En Ltd.	3,500	201,373
Itochu Enex Co., Ltd.	10,900	87,661
Itochu-Shokuhin Co., Ltd.	2,900	126,483
Itoham Yonekyu Holdings, Inc.	38,800	241,797
Itoki Corp.	40	152
Iwatani Corp.	3,700	130,715
Izumi Co., Ltd.	4,600	144,832
JAC Recruitment Co., Ltd.	5,800	74,578
Japan Aviation Electronics Industry Ltd.	5,900	81,960
Japan Elevator Service Holdings Co., Ltd.	2,200	67,955
Japan Material Co., Ltd.	2,000	32,776
JCR Pharmaceuticals Co., Ltd.	1,000	115,382
JCU Corp.	3,700	112,042
Jeol Ltd.	1,000	30,018
JM Holdings Co., Ltd.	12,600	321,708
J-Oil Mills, Inc.	2,300	92,572
Joshin Denki Co., Ltd.	6,700	138,880
Joyful Honda Co., Ltd.	4,100	51,413
Justsystems Corp.	2,500	172,413
JVC Kenwood Corp.	34,600	56,623
K&O Energy Group, Inc.	4,000	57,847
Kadokawa Corp.	6,600	108,437
Kaga Electronics Co., Ltd.	1,800	39,078
Kagome Co., Ltd.	2,600	73,442
Kaken Pharmaceutical Co., Ltd.	1,100	60,635
Kameda Seika Co., Ltd.	1,600	80,556
Kamei Corp.	13,300	132,998
Kanamoto Co., Ltd.	7,100	153,322
Kandenko Co., Ltd.	16,400	149,993
Kaneka Corp.	6,400	171,654
Kanematsu Corp.	16,400	204,224
Kanematsu Electronics Ltd.	2,600	96,189
Kansai Super Market Ltd.	10,200	106,734
Kappa Create Co., Ltd.	6,300	88,559
Katakura Industries Co., Ltd.	500	5,636
Kato Sangyo Co., Ltd.	9,300	326,962
Kawasaki Kisen Kaisha Ltd. (b)	12,800	132,462
Kenko Mayonnaise Co., Ltd.	1,000	19,938
Kewpie Corp.	6,600	129,325
Key Coffee, Inc.	5,800	126,651
Kinden Corp.	16,800	281,446
Kintetsu Department Store Co., Ltd.	5,000	149,732
Kintetsu World Express, Inc.	12,100	195,574
Kisoji Co., Ltd.	2,600	61,407
KNT-CT Holdings Co., Ltd. (a)(b)	3,300	37,027
Koatsu Gas Kogyo Co., Ltd.	14,400	103,817
Kobe Bussan Co., Ltd.	5,800	301,856
Kohnan Shoji Co., Ltd.	2,300	67,226
Kokuyo Co., Ltd.	14,000	183,048
Komeri Co., Ltd.	5,200	128,671
Komori Corp.	16,700	121,327
Konishi Co., Ltd.	9,600	136,403
Konoike Transport Co., Ltd.	2,600	30,001
Koshidaka Holdings Co., Ltd.	6,000	29,880
Kotobuki Spirits Co., Ltd.	200	9,748
Kourakuen Holdings Corp.	1,800	29,951

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Krosaki Harima Corp.	600	$22,008
K’s Holdings Corp.	34,800	445,486
Kumiai Chemical Industry Co., Ltd.	5,600	45,378
Kura Sushi, Inc.	700	31,901
Kurabo Industries Ltd.	5,900	133,729
Kusuri no Aoki Holdings Co., Ltd.	1,300	107,411
Kyoei Steel Ltd.	1,200	15,894
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,600	110,194
KYORIN Holdings, Inc.	6,000	129,721
Kyudenko Corp.	3,600	100,438
Lasertec Corp.	1,400	115,480
Leopalace21 Corp. (b)	35,000	87,315
Life Corp.	9,400	295,658
Lintec Corp.	5,900	141,135
Mabuchi Motor Co., Ltd.	1,200	39,759
Macnica Fuji Electronics Holdings, Inc.	13,900	224,817
Maeda Kosen Co., Ltd.	4,100	89,030
Maeda Road Construction Co., Ltd.	4,100	76,456
Makino Milling Machine Co., Ltd.	1,100	34,094
Mandom Corp.	4,400	89,047
Mani, Inc.	4,200	111,067
Mars Group Holdings Corp.	1,400	21,281
Marudai Food Co., Ltd.	6,700	121,234
Maruha Nichiro Corp.	4,000	86,694
Maruwa Co., Ltd.	1,600	122,245
Maruzen Showa Unyu Co., Ltd.	1,800	48,222
Marvelous, Inc.	5,700	41,317
Matsuda Sangyo Co., Ltd.	8,900	119,456
Matsumotokiyoshi Holdings Co., Ltd.	10,700	400,865
Matsuya Co., Ltd.	5,500	34,961
Matsuyafoods Holdings Co., Ltd.	2,400	88,271
Max Co., Ltd.	6,900	106,466
MCJ Co., Ltd.	12,300	96,174
Megmilk Snow Brand Co., Ltd.	4,300	105,826
Meidensha Corp.	3,200	54,238
Meiko Network Japan Co., Ltd.	1,900	15,206
Meisei Industrial Co., Ltd.	2,300	16,153
Meitec Corp.	2,100	101,601
Melco Holdings, Inc.	6,100	153,105
Menicon Co., Ltd.	4,300	219,083
Metawater Co., Ltd.	1,700	75,925
Micronics Japan Co., Ltd.	3,900	37,504
Milbon Co., Ltd.	2,200	108,725
Ministop Co., Ltd.	10,100	141,894
Mirait Holdings Corp.	6,400	91,647
Mitsubishi Logisnext Co., Ltd.	9,300	90,636
Mitsubishi Pencil Co., Ltd.	3,600	49,322
Mitsubishi Research Institute, Inc.	2,700	104,220
Mitsubishi Shokuhin Co., Ltd.	12,800	324,916
Mitsubishi Steel Manufacturing Co., Ltd. (b)	40	265
Mitsuboshi Belting Ltd.	3,600	54,865
Mitsuuroko Group Holdings Co., Ltd.	5,600	62,797
Miura Co., Ltd.	6,300	270,933
Mixi, Inc.	16,800	273,645
Mizuno Corp.	6,500	123,399
Mochida Pharmaceutical Co., Ltd.	1,600	62,270
Modec, Inc.	100	1,513

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Morinaga & Co., Ltd.	2,600	$111,679
Morinaga Milk Industry Co., Ltd.	3,800	160,272
MOS Food Services, Inc.	1,700	47,365
MTI Ltd.	5,300	29,701
Musashi Seimitsu Industry Co., Ltd.	200	1,814
Nagase & Co., Ltd.	3,700	46,128
Nagatanien Holdings Co., Ltd.	2,600	53,033
Nakanishi, Inc.	2,700	42,682
Nakayama Steel Works Ltd.	6,400	21,072
NEC Networks & System Integration Corp.	32,100	605,759
NET One Systems Co., Ltd.	13,800	418,524
Neturen Co., Ltd.	5,500	28,533
NHK Spring Co., Ltd.	14,000	96,896
Nichias Corp.	2,500	57,759
Nichiban Co., Ltd.	3,700	52,672
Nichiden Corp.	8,900	189,429
Nichiha Corp.	2,800	60,702
NichiiGakkan Co., Ltd.	12,400	188,670
Nichirei Corp.	2,000	56,535
Nihon Chouzai Co., Ltd.	5,500	88,207
Nihon Kohden Corp.	7,000	233,673
Nihon M&A Center, Inc.	1,400	56,421
Nihon Parkerizing Co., Ltd.	8,300	88,636
Nihon Trim Co., Ltd.	2,200	66,125
Nihon Unisys Ltd.	10,100	312,908
Nippo Corp.	5,700	141,719
Nippon Beet Sugar Manufacturing Co., Ltd.	4,700	73,886
Nippon Ceramic Co., Ltd.	1,100	21,104
Nippon Densetsu Kogyo Co., Ltd.	3,500	77,319
Nippon Flour Mills Co., Ltd.	6,900	104,682
Nippon Gas Co., Ltd.	1,000	39,831
Nippon Kanzai Co., Ltd.	5,000	86,019
Nippon Light Metal Holdings Co., Ltd.	43,400	74,545
Nippon Seiki Co., Ltd.	9,100	95,558
Nippon Shokubai Co., Ltd.	100	5,605
Nippon Soda Co., Ltd.	1,500	41,789
Nippon Steel Trading Corp.	6,100	211,282
Nippon Suisan Kaisha Ltd.	22,800	106,069
Nishimatsuya Chain Co., Ltd.	24,600	211,425
Nishimoto Co., Ltd.	1,900	33,838
Nissan Shatai Co., Ltd.	12,100	114,292
Nissin Corp.	4,500	66,906
Nissin Electric Co., Ltd.	3,500	36,493
Nitta Corp.	4,300	89,401
Nittetsu Mining Co., Ltd.	4,000	169,872
Nitto Kogyo Corp.	4,700	83,561
Nitto Kohki Co., Ltd.	3,700	68,010
Noevir Holdings Co., Ltd.	1,900	85,213
NOF Corp.	4,700	167,574
Nohmi Bosai Ltd.	6,000	112,374
Nojima Corp.	11,000	256,707
NOK Corp.	5,300	68,413
Nomura Co., Ltd.	9,900	89,595
Noritake Co., Ltd.	1,700	58,042
Noritz Corp.	13,400	156,946
NS Solutions Corp.	5,000	137,711
NS United Kaiun Kaisha Ltd.	5,300	70,039

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
NSD Co., Ltd.	12,700	$198,375
Ohsho Food Service Corp.	1,500	87,503
Oisix ra daichi, Inc. (b)	6,200	132,550
Okabe Co., Ltd.	4,300	32,684
Okamoto Industries, Inc.	100	3,564
Okamura Corp.	11,200	91,792
Oki Electric Industry Co., Ltd.	12,200	121,139
OKUMA Corp.	2,800	116,995
Okumura Corp.	1,900	45,914
Okuwa Co., Ltd.	22,500	319,140
Onward Holdings Co., Ltd.	32,000	110,099
OPT Holding, Inc.	4,400	62,451
Optex Group Co., Ltd.	2,200	29,860
Optim Corp. (b)	1,600	41,409
Optorun Co., Ltd.	1,100	28,927
Organo Corp.	5,200	293,483
Osaka Soda Co., Ltd.	4,700	114,941
Osaki Electric Co., Ltd.	10,600	50,930
OSJB Holdings Corp.	24,600	56,640
Outsourcing, Inc.	19,600	115,278
Oyo Corp.	10,700	133,406
Pacific Metals Co., Ltd.	600	9,462
PAL Group Holdings Co., Ltd.	11,400	146,768
PALTAC Corp.	6,000	295,401
Paramount Bed Holdings Co., Ltd.	500	19,448
Pasona Group, Inc.	15,300	182,109
PC Depot Corp.	80	470
Penta-Ocean Construction Co., Ltd.	9,400	49,134
PIA Corp. (a)	1,200	42,381
Pilot Corp.	1,500	51,557
Piolax, Inc.	5,500	87,901
Plenus Co., Ltd.	3,900	67,754
Press Kogyo Co., Ltd.	58,200	144,386
Prestige International, Inc.	10,000	88,736
Prima Meat Packers Ltd.	6,700	164,723
Proto Corp.	19,300	206,804
Qol Holdings Co., Ltd.	100	1,199
Raito Kogyo Co., Ltd.	6,700	91,042
Raiznext Corp.	8,200	97,952
Rakus Co., Ltd.	7,100	141,667
Relia, Inc.	12,700	144,270
Retail Partners Co., Ltd. (a)	7,400	109,080
Rheon Automatic Machinery Co., Ltd.	2,500	30,442
Riken Corp.	500	13,173
Riken Keiki Co., Ltd.	1,300	29,385
Riken Vitamin Co., Ltd.	2,600	54,546
Ringer Hut Co., Ltd.	2,200	49,704
Riso Kagaku Corp.	4,500	55,321
Riso Kyoiku Co., Ltd.	12,900	36,429
Rock Field Co., Ltd.	4,300	55,759
Rohto Pharmaceutical Co., Ltd.	6,700	206,348
Rorze Corp.	1,200	54,600
Royal Holdings Co., Ltd. (a)	4,600	84,295
Ryobi Ltd.	100	1,304
Ryosan Co., Ltd.	4,400	99,884
Ryoyo Electro Corp.	3,900	96,838
S Foods, Inc.	6,600	156,428

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Saint Marc Holdings Co., Ltd.	400	$6,943
Saizeriya Co., Ltd.	9,000	191,680
Sakai Chemical Industry Co., Ltd.	2,100	38,947
Sakai Moving Service Co., Ltd.	1,200	68,256
Sakata INX Corp.	6,000	59,960
Sakata Seed Corp.	1,200	41,239
San-A Co., Ltd.	1,700	67,902
San-Ai Oil Co., Ltd.	23,000	236,619
Sangetsu Corp.	5,600	83,026
Sanki Engineering Co., Ltd.	12,000	153,163
Sankyo Tateyama, Inc.	5,900	52,864
Sankyu, Inc.	1,900	77,555
Sanrio Co., Ltd.	2,100	35,262
Sanshin Electronics Co., Ltd.	4,100	62,932
Sanwa Holdings Corp.	9,200	79,053
Sanyo Chemical Industries Ltd.	1,400	64,293
Sapporo Holdings Ltd.	2,900	58,078
Sato Holdings Corp.	4,000	92,349
SB Technology Corp.	2,800	72,686
SCSK Corp.	3,200	157,178
Seino Holdings Co., Ltd.	19,300	263,559
Sekisui Jushi Corp.	2,300	50,794
Sekisui Plastics Co., Ltd.	300	1,689
Senko Group Holdings Co., Ltd.	5,200	41,699
Seria Co., Ltd.	4,700	150,871
SFP Holdings Co., Ltd.	1,200	18,781
Shikoku Chemicals Corp.	2,600	27,787
Shikoku Electric Power Co., Inc.	300	2,253
Shimachu Co., Ltd.	2,100	57,124
Shindengen Eletric Manufacturing Co., Ltd.	900	22,301
Shin-Etsu Polymer Co., Ltd.	15,000	132,615
Shinko Electric Industries Co., Ltd.	1,800	22,962
Shinmaywa Industries Ltd.	11,600	115,172
Shinnihon Corp.	12,600	88,249
Ship Healthcare Holdings, Inc.	2,800	121,447
Shizuoka Gas Co., Ltd.	24,700	227,656
Shoei Co., Ltd.	1,600	36,841
Showa Corp.	2,100	43,918
Showa Sangyo Co., Ltd.	6,900	211,230
Sinanen Holdings Co., Ltd.	6,000	151,972
Sinko Industries Ltd.	2,500	35,619
Sintokogio Ltd.	13,400	98,491
Skylark Holdings Co., Ltd. (a)	15,100	244,861
Sojitz Corp.	133,700	311,510
ST Corp.	3,500	53,844
Starzen Co., Ltd.	2,000	85,937
Studio Alice Co., Ltd.	3,200	48,696
Sugi Holdings Co., Ltd.	6,400	413,269
Sumitomo Densetsu Co., Ltd.	8,300	193,333
Sumitomo Forestry Co., Ltd.	6,000	76,282
Sumitomo Mitsui Construction Co., Ltd.	17,160	72,331
Sumitomo Riko Co., Ltd.	11,700	68,947
Sumitomo Seika Chemicals Co., Ltd.	3,800	107,605
Sushiro Global Holdings Ltd.	3,600	76,349
Systena Corp.	10,000	143,274
T. Hasegawa Co., Ltd.	3,600	79,883
Tachi-S Co., Ltd.	1,600	13,325

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
Taiyo Yuden Co., Ltd.	300	$8,399
Takamatsu Construction Group Co., Ltd.	3,600	85,753
Takara Holdings, Inc.	14,600	117,989
Takara Standard Co., Ltd.	10,400	152,375
Takasago International Corp.	100	2,305
Takasago Thermal Engineering Co., Ltd.	5,200	88,536
Takashimaya Co., Ltd.	15,600	150,192
Takeuchi Manufacturing Co., Ltd.	4,500	74,617
Takuma Co., Ltd.	10,600	138,079
Tama Home Co., Ltd. (a)	6,300	76,443
Tamron Co., Ltd.	9,600	180,956
Tanseisha Co., Ltd.	8,800	61,555
Tatsuta Electric Wire and Cable Co., Ltd.	6,800	39,805
Tayca Corp.	100	1,465
Tekken Corp.	3,100	64,096
Tenma Corp.	6,500	110,205
T-Gaia Corp.	13,700	292,116
The Japan Steel Works Ltd.	1,200	17,812
The Japan Wool Textile Co., Ltd.	8,900	83,319
The Monogatari Corp.	1,200	87,502
The Nippon Road Co., Ltd.	1,200	79,170
The Nisshin Oillio Group Ltd.	3,500	112,233
The Pack Corp.	3,100	90,039
TIS, Inc.	14,100	299,715
TKC Corp.	3,800	199,006
Toa Corp.	7,100	108,744
Toagosei Co., Ltd.	8,200	78,872
Tocalo Co., Ltd.	400	3,933
Toei Co., Ltd.	400	54,635
Toenec Corp.	1,300	47,247
Toho Holdings Co., Ltd.	10,600	212,033
Tokai Carbon Co., Ltd.	4,600	42,003
Tokai Corp.	6,200	158,720
Tokai Holdings Corp.	8,900	83,246
Tokai Rika Co., Ltd.	8,800	129,615
Tokuyama Corp.	3,800	91,208
Tokyo Broadcasting System Holdings, Inc.	4,000	62,871
Tokyo Ohka Kogyo Co., Ltd.	300	13,981
Tokyo Steel Manufacturing Co., Ltd.	31,200	202,329
Tokyu Construction Co., Ltd.	19,300	105,496
Tomy Co., Ltd.	9,100	77,962
Toppan Forms Co., Ltd.	18,400	191,865
Toppan Printing Co., Ltd.	1,900	32,560
Torii Pharmaceutical Co., Ltd.	3,500	105,431
Toshiba Machine Co., Ltd.	3,600	79,327
Toshiba TEC Corp.	8,800	307,056
Totetsu Kogyo Co., Ltd.	1,800	48,180
Toyo Construction Co., Ltd.	31,100	124,213
Toyo Ink SC Holdings Co., Ltd.	5,200	100,675
Toyo Tanso Co., Ltd.	3,000	45,486
Toyota Boshoku Corp.	14,700	208,238
Toyota Motor Corp.	1,436	90,500
TPR Co., Ltd.	7,900	108,095
Trancom Co., Ltd.	1,900	119,117
Transcosmos, Inc.	5,600	131,847
Trusco Nakayama Corp.	100	2,312
TS Tech Co., Ltd.	10,800	305,526

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Japan - 36.3% (continued)
TSI Holdings Co., Ltd.	11,100	$47,673
Tsubakimoto Chain Co.	1,600	41,524
Tsugami Corp.	6,800	63,597
Tsukishima Kikai Co., Ltd.	2,700	32,383
Tsukui Corp.	5,300	24,750
Tsurumi Manufacturing Co., Ltd.	2,700	49,163
Tsutsumi Jewelry Co., Ltd.	100	1,605
TV Asahi Holdings Corp.	8,800	138,210
Ube Industries Ltd.	10,900	195,020
Ulvac, Inc.	1,100	33,221
Unipres Corp.	10,800	105,078
United Arrows Ltd.	6,800	116,573
United Super Markets Holdings, Inc.	28,000	293,232
United, Inc.	300	3,223
UT Group Co., Ltd. (a)(b)	3,800	71,428
Valor Holdings Co., Ltd.	9,100	179,168
Valqua Ltd.	2,600	50,311
Vector, Inc. (b)	200	1,586
VISION, Inc. (b)	6,900	54,646
Vital KSK Holdings, Inc.	15,200	150,886
VT Holdings Co., Ltd.	24,500	87,065
Wacoal Holdings Corp.	3,000	62,266
Wacom Co., Ltd.	34,800	157,717
Wakita & Co., Ltd.	10,300	98,799
Warabeya Nichiyo Holdings Co., Ltd.	10,100	164,722
Watami Co., Ltd.	10,100	98,639
WDB Holdings Co., Ltd.	1,600	40,109
World Holdings Co., Ltd.	5,500	92,436
Wowow, Inc.	3,600	85,682
Xebio Holdings Co., Ltd.	15,300	132,554
Yahagi Construction Co., Ltd.	8,400	60,329
YAKUODO Holdings Co., Ltd.	2,600	65,151
YAMABIKO Corp.	5,700	52,027
YA-MAN Ltd. (a)	7,300	50,231
Yamato Kogyo Co., Ltd.	9,100	187,885
Yamazen Corp.	29,900	260,167
Yaoko Co., Ltd.	2,300	150,637
Yellow Hat Ltd.	11,300	161,540
Yodogawa Steel Works Ltd.	5,100	81,566
Yokogawa Bridge Holdings Corp.	2,500	50,828
Yonex Co., Ltd.	15,200	73,731
Yorozu Corp.	2,600	28,052
Yoshinoya Holdings Co., Ltd.	5,400	123,822
Yuasa Trading Co., Ltd.	6,700	196,517
Yurtec Corp.	22,700	133,277
Yushin Precision Equipment Co., Ltd.	6,700	43,382
Zenrin Co., Ltd.	50	634
Zensho Holdings Co., Ltd.	1,300	27,730
Zeon Corp.	6,800	65,673
ZERIA Pharmaceutical Co., Ltd.	4,100	81,131
ZIGExN Co., Ltd.	7,800	27,454
Zojirushi Corp.	9,600	151,721

		60,525,227

Liechtenstein - 0.0% (d)
VP Bank AG	127	17,261

	SHARES	FAIR VALUE
Luxembourg - 0.3%
Aperam S.A.	11,924	$328,122
SAF-Holland S.A. (b)	32,240	188,752
Senvion S.A. (b)	2,327	79

		516,953

Malta - 0.2%
Kindred Group PLC	47,215	260,893

Netherlands - 1.4%
Aalberts Industries N.V.	6,329	173,754
Arcadis N.V. (b)	17,424	299,109
ASM International N.V.	482	56,220
Brunel International N.V. (a)(b)	39,679	251,941
Flow Traders (c)	1,734	60,666
ForFarmers N.V.	62,266	395,357
PostNL N.V.	171,204	255,293
Rhi Magnesita N.V.	3,595	107,943
Signify N.V. (b)(c)	32,315	695,852
TomTom N.V. (b)	5,163	43,929

		2,340,064

Norway - 1.6%
Atea ASA	57,377	608,041
Austevoll Seafood ASA (a)	13,747	104,912
Axactor SE (b)	51,107	38,279
B2Holding ASA (a)(b)	113,008	52,245
Europris ASA (c)	123,817	522,898
Fjordkraft Holding ASA (c)	1,329	11,418
Grieg Seafood ASA	14,655	150,076
Nordic Semiconductor ASA (b)	3,001	19,789
Norway Royal Salmon ASA	6,280	154,943
PGS ASA (b)	292,868	95,776
Salmar ASA	9,429	425,217
SpareBank 1 SMN	3,493	28,046
TGS-Nopec Geophysical Co. ASA	8,887	127,307
Tomra Systems ASA (b)	5,528	199,170
Veidekke ASA (b)	2,028	20,703
Wallenius Wilhelmsen ASA	5,404	8,101
XXL ASA (a)(b)(c)	93,245	144,260

		2,711,181

Portugal - 0.3%
Altri SGPS S.A.	7,516	34,572
Corticeira Amorim SGPS S.A.	2,954	30,233
CTT-Correios de Portugal S.A. (b)	4,559	10,374
Mota-Engil SGPS S.A. (a)	79,575	101,227
Nos SGPS S.A. (b)	42,967	175,920
Semapa-Sociedade de Investimento e Gestao SGPS S.A. (b)	1,989	18,290
Sonae SGPS S.A.	157,939	118,270

		488,886

Singapore - 0.4%
Best World International Ltd. (e)	393,700	—
China Aviation Oil Singapore Corp., Ltd.	20,500	15,851
Indofood Agri Resources Ltd. (b)	66,100	14,192
Japfa Ltd. (b)	4,310	2,033
Kenon Holdings Ltd.	1,737	35,988

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
Singapore - 0.4% (continued)
Sheng Siong Group Ltd.	395,400	$440,269
SIA Engineering Co., Ltd.	82,200	105,122
Singapore Post Ltd.	39,800	21,764

		635,219

Spain - 2.5%
Acciona S.A.	11,688	1,170,405
Acerinox S.A.	17,800	142,405
Applus Services S.A.	14,343	113,591
Atresmedia Corp. de Medios de Comunicacion S.A.	99,083	265,069
Construcciones y Auxiliar de Ferrocarriles S.A.	6,565	226,881
Ebro Foods S.A.	3,944	82,395
Faes Farma S.A.	57,725	233,018
Fomento de Construcciones y Contratas S.A. (b)	23,891	240,804
Gestamp Automocion S.A. (c)	23,900	71,082
Global Dominion Access S.A. (c)	1,116	3,804
Grupo Catalana Occidente S.A.	20,255	458,702
Grupo Empresarial San Jose S.A. (a)(b)	7,254	38,666
Mediaset Espana Comunicacion S.A. (b)	143,120	511,098
Melia Hotels International S.A.	38,292	190,008
Miquel y Costas & Miquel S.A.	651	9,544
NH Hotel Group S.A.	2,064	8,845
Prosegur Cia de Seguridad S.A.	21,950	49,532
Sacyr S.A.	12,503	24,514
Talgo S.A. (b)(c)	26,556	124,259
Viscofan S.A.	3,329	218,670

		4,183,292

Sweden - 4.7%
AAK AB (b)	10,519	192,456
AcadeMedia AB (c)	7,427	42,303
Arjo AB	72,504	410,853
Attendo AB (b)(c)	52,323	226,967
Axfood AB	41,716	935,512
Bergman & Beving AB	529	3,330
Betsson AB (b)	39,021	272,315
Bilia AB (b)	55,715	456,591
BioGaia AB	1,103	59,648
Bravida Holding AB (b)(c)	15,042	145,926
Bufab AB (b)	267	2,425
Clas Ohlson AB	56,598	592,730
Cloetta AB (b)	7,520	18,967
Dustin Group AB (c)	7,130	40,713
Elekta AB	1,850	19,526
Getinge AB	25,197	467,749
Gunnebo AB (b)	2,115	4,268
Holmen AB (b)	5,312	174,811
Indutrade AB (b)	4,955	189,918
Inwido AB (b)	24,352	155,335
LeoVegas AB (c)	100,747	458,423
Lifco AB - B Shares	2,354	145,089
Lindab International AB	20,791	212,013
Momentum Group AB	1,782	20,614
Mycronic AB (b)	9,540	168,813
NCC AB - B Shares	6,082	96,772

	SHARES	FAIR VALUE
Sweden - 4.7% (continued)
New Wave Group AB (b)	1,724	$5,273
Nobia AB (b)	28,770	130,335
Nolato AB (b)	1,645	111,621
Nordic Entertainment Group AB	3,889	117,607
Paradox Interactive AB	3,099	68,421
Ratos AB (b)	96,280	255,566
RaySearch Laboratories AB (b)	1,250	11,099
Sagax AB	963	3,075
Scandi Standard AB (b)	22,090	145,233
Scandic Hotels Group AB (a)(c)	47,663	214,013
SSAB AB (b)	76,105	186,145
Svenska Cellulosa AB SCA (b)	60,211	753,429
Sweco AB	8,770	370,416
Tele2 AB	1,268	16,801

		7,903,101

Switzerland - 6.1%
ALSO Holding AG	5,435	1,276,213
APG SGA S.A. (b)	44	8,324
Aryzta AG (a)(b)	521,964	274,877
Ascom Holding AG (b)	3,633	26,448
Banque Cantonale Vaudoise	290	28,280
Bell Food Group AG	790	188,917
BKW AG	2,562	205,011
Burkhalter Holding AG	279	19,514
Conzzeta AG	594	524,355
DKSH Holding AG	9,994	554,384
dormakaba Holding AG	739	417,058
Emmi AG	473	409,366
Feintool International Holding AG (b)	105	5,182
Forbo Holding AG	76	108,708
Galenica AG (c)	6,085	450,779
Georg Fischer AG	238	198,803
Helvetia Holding AG	5,361	477,867
Huber + Suhner AG	4,032	278,183
Implenia AG (a)	19,488	802,322
Inficon Holding AG	328	245,742
Interroll Holding AG	205	449,966
Kardex AG	2,212	383,876
Kudelski S.A. (a)	2,600	8,204
Landis & Gyr Group AG	2,368	156,337
LEM Holding S.A.	18	25,298
Logitech International S.A.	7,555	448,887
Meier Tobler Group AG (b)	520	5,634
Mobilezone Holding AG	17,722	151,514
Orior AG	2,190	168,674
Rieter Holding AG	3,823	345,356
Schweiter Technologies AG	396	459,579
SFS Group AG	2,414	219,722
Siegfried Holding AG (b)	129	53,813
Swissquote Group Holding S.A.	386	25,788
Tecan Group AG	531	185,996
TX Group AG	71	5,143
Valora Holding AG (b)	1,672	342,771
Vetropack Holding AG	750	46,953
Zehnder Group AG	3,836	148,695
Zur Rose Group AG (b)	109	21,936

		10,154,475

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	SHARES	FAIR VALUE
United Kingdom -0.6%
Dialog Semiconductor PLC (b)	24,371	$974,573
Torm PLC	1,000	8,359

		982,932

United States - 15.9%
Alphabet, Inc. - Class C (b)(f)	2,086	2,980,727
Cadence Design Systems, Inc. (b)	20,855	1,903,853
Comcast Corp. (f)	66,946	2,651,062
Gilead Sciences, Inc. (f)	31,283	2,434,756
Intuit, Inc. (f)	10,428	3,027,457
JPMorgan Chase & Co.	39,625	3,855,909
Lockheed Martin Corp. (f)	10,428	4,050,652
Maxim Integrated Products, Inc.	20,855	1,202,916
Okta, Inc. (b)	7,925	1,549,972
Texas Instruments, Inc. (f)	21,481	2,550,654
Western Digital Corp.	8,968	397,910

		26,605,868

TOTAL COMMON STOCKS (Cost $142,878,295)		153,087,674

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Draegerwerk AG & Co. KGaA - Preferred	3,160	250,991
Sartorius AG	606	225,911
STO SE & Co. KGaA	95	10,883

TOTAL PREFERRED STOCKS (Cost $238,915)		487,785

REAL ESTATE INVESTMENT TRUSTS - 3.7%
United States - 3.7%
American Tower Corp. (f)	6,882	1,776,726
Crown Castle International Corp. (f)	25,652	4,416,248

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,727,614)		6,192,974

RIGHTS - 0.1%
Sweden - 0.1%
Scandic Hotels Group AB - Right (b)(e)	47,663	110,273

Switzerland - 0.0% (d)
Meier Tobler Group AG - Right (b)(e)	520	811

TOTAL RIGHTS (Cost $96,345)		111,084

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Fidelity Investments Money Market Funds - Government Portfolio, 0.08% (g)	518,123	518,123
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.09% (g)	518,122	518,122

	SHARES	FAIR VALUE
Money Market Funds - 1.6% (continued)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.05% (g)	518,123	$518,123
STIT - Government & Agency Portfolio, 0.12% (g)	518,122	518,122
STIT - Treasury Portfolio - Institutional Class, 0.08% (g)	518,122	518,122

TOTAL SHORT-TERM INVESTMENTS (Cost $2,590,612)		2,590,612

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.11% (g)	4,239,580	4,239,580

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $4,239,580)		4,239,580

TOTAL INVESTMENTS (Cost $155,771,361) - 99.9%		166,709,709

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		99,951

TOTAL NET ASSETS - 100.0%		$166,809,660

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	This security or a portion of this security was out on loan as of May 31, 2020. Total loaned securities had a market value of $4,683,541 as of May 31, 2020.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,232,496 or 2.5% of net assets.

(d)	Rounds to zero.
(e)	Value determined using significant unobservable inputs.
(f)	This security or a portion of this security was held as collateral for derivative contracts as of May 31, 2020. The total market value of the collateral was $4,576,581 as of May 31, 2020.
(g)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, June 2020 Settlement	55	$3,663,000	$176,728
British Pound, June 2020 Settlement	184	14,174,900	(389,543)
Euro FX, June 2020 Settlement	108	14,986,350	155,744
Mini MSCI EAFE Index, June 2020 Settlement	99	8,541,720	174,036

TOTAL FUTURES CONTRACTS PURCHASED		$41,365,970	$116,964

Total Return Swaps — Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

MS	888 Holdings PLC	1-Month LIBOR GBP	5/6/2025	Term	$116,249	64,208	$5,493
UBS	888 Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	66,703	39,138	7,524
UBS	A.G. Barr PLC	1-Month LIBOR GBP	5/13/2025	Term	191,869	32,673	4,821
GS	Accent Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	16,606	23,840	4,959
UBS	Aggreko PLC	1-Month LIBOR GBP	5/13/2025	Term	197,880	36,136	13,856
UBS	Air France — KLM S.A.	1-Month LIBOR EUR	5/13/2025	Term	124,400	28,393	3,690
UBS	Akka Technologies	1-Month LIBOR EUR	5/13/2025	Term	108,697	4,299	12,076
MS	Akwel	1-Month LIBOR EUR	5/6/2025	Term	49,990	4,094	19,768
UBS	Akwel	1-Month LIBOR EUR	5/13/2025	Term	45,013	3,168	8,970
UBS	Alten S.A.	1-Month LIBOR EUR	5/13/2025	Term	116,766	1,570	10,063
GS	Ansell Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	174,374	8,993	36,578
GS	A.P. Eagers Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	16,040	6,077	10,087
GS	ARB Corp Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	14,707	1,556	2,991
UBS	Ashmore Group PLC	1-Month LIBOR GBP	5/13/2025	Term	222,666	48,467	34,639
UBS	ASOS PLC	1-Month LIBOR GBP	5/13/2025	Term	235,049	6,790	17,895
MS	Assystem	1-Month LIBOR EUR	5/6/2025	Term	1,372	62	113
UBS	Aubay	1-Month LIBOR EUR	5/13/2025	Term	1,114	40	158
GS	Austal Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	8,817	4,337	859
GS	Australian Pharma Indus Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	5,574	7,368	(49)
UBS	Babcock International Group PLC	1-Month LIBOR GBP	5/13/2025	Term	36,510	7,947	1,184
UBS	Balfour Beatty PLC	1-Month LIBOR GBP	5/13/2025	Term	106,677	34,690	1,069
GS	Bega Cheese Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	61,431	19,281	7,199
UBS	Bellway PLC	1-Month LIBOR GBP	5/13/2025	Term	455,736	15,161	28,117
UBS	Biffa PLC	1-Month LIBOR GBP	5/13/2025	Term	155,837	63,473	41,377
MS	Boiron S.A.	1-Month LIBOR EUR	5/6/2025	Term	43,917	1,181	(658)
UBS	Boiron S.A.	1-Month LIBOR EUR	5/13/2025	Term	149,675	4,037	(1,788)
UBS	Bonduelle SCA	1-Month LIBOR EUR	5/13/2025	Term	22,642	969	94
UBS	Boohoo Group PLC	1-Month LIBOR GBP	5/13/2025	Term	133,643	30,143	11,394
GS	Breville Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	154,338	13,392	44,772
UBS	Britvic PLC	1-Month LIBOR GBP	5/13/2025	Term	1,698	198	65
UBS	C&C Group PLC	1-Month LIBOR EUR	5/13/2025	Term	41,501	18,353	2,214
UBS	Cairn Energy PLC	1-Month LIBOR GBP	5/13/2025	Term	28,733	22,053	5,533
UBS	Cairn Homes PLC	1-Month LIBOR EUR	5/13/2025	Term	8,758	9,987	1,241
UBS	Centamin PLC	1-Month LIBOR GBP	5/13/2025	Term	315,863	148,138	(14,389)
UBS	CGG S.A.	1-Month LIBOR EUR	5/13/2025	Term	69,056	62,397	(624)
UBS	Cineworld Group PLC	1-Month LIBOR GBP	5/13/2025	Term	65,118	96,359	36,270
MS	CMC Markets PLC	1-Month LIBOR GBP	5/6/2025	Term	44,901	17,564	(1,888)
MS	CME Group Inc.	1-Month LIBOR USD	5/6/2025	Term	6,385	37	368
UBS	Coats Group PLC	1-Month LIBOR GBP	5/13/2025	Term	46,366	92,358	15,345

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

UBS	Coface S.A.	1-Month LIBOR EUR	5/13/2025	Term	$47,149	8,478	$1,498
GS	Collins Foods Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	17,638	4,040	3,956
UBS	Computacenter PLC	1-Month LIBOR GBP	5/13/2025	Term	610,914	34,885	83,845
GS	Coronado Global Resource — CDI	1-Month Bank Bill Swap Rate	4/29/2030	Term	65,467	80,837	(1,179)
GS	Corporate Travel Management	1-Month Bank Bill Swap Rate	4/29/2030	Term	609	100	194
UBS	Cranswick PLC	1-Month LIBOR GBP	5/13/2025	Term	294,860	6,333	(5,717)
UBS	Crest Nicholson Holdings	1-Month LIBOR GBP	5/13/2025	Term	175,881	61,280	25,672
GS	CSR Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	198,126	91,741	51,866
UBS	CVS Group PLC	1-Month LIBOR GBP	5/13/2025	Term	212,889	18,737	10,014
UBS	Dart Group PLC	1-Month LIBOR GBP	5/13/2025	Term	253,387	42,426	211,200
UBS	Derichebourg	1-Month LIBOR EUR	5/13/2025	Term	74,353	25,276	3,803
UBS	Devoteam S.A.	1-Month LIBOR EUR	5/13/2025	Term	19,551	256	544
GS	Dicker Data Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	23,450	5,629	6,254
UBS	Diploma PLC	1-Month LIBOR GBP	5/13/2025	Term	131,581	6,227	9,951
UBS	Diversified Gas & Oil PLC	1-Month LIBOR GBP	5/13/2025	Term	1,767	1,355	21
UBS	Dixons Carphone PLC	1-Month LIBOR GBP	5/13/2025	Term	363,962	426,185	35,148
MS	Drax Group PLC	1-Month LIBOR GBP	5/6/2025	Term	9,246	3,808	707
UBS	Drax Group PLC	1-Month LIBOR GBP	5/13/2025	Term	268,263	107,640	13,124
UBS	Dunelm Group PLC	1-Month LIBOR GBP	5/13/2025	Term	496,393	45,340	102,989
UBS	Electrocomponents PLC	1-Month LIBOR GBP	5/13/2025	Term	27,919	3,966	3,395
UBS	Elementis PLC	1-Month LIBOR GBP	5/13/2025	Term	37,018	48,898	3,161
UBS	Elior Group	1-Month LIBOR EUR	5/13/2025	Term	293,947	49,312	10,531
UBS	Elis S.A.	1-Month LIBOR EUR	5/13/2025	Term	8,445	800	1,527
UBS	Emis Group PLC	1-Month LIBOR GBP	5/13/2025	Term	140,458	10,669	8,662
UBS	Enquest PLC	1-Month LIBOR GBP	5/13/2025	Term	49,910	382,698	6,649
UBS	Equiniti Group PLC	1-Month LIBOR GBP	5/13/2025	Term	1,067	572	(121)
GS	Evolution Mining Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	41,954	11,809	5,357
MS	Ferrexpo PLC	1-Month LIBOR GBP	5/6/2025	Term	30,427	18,250	9,314
UBS	Ferrexpo PLC	1-Month LIBOR GBP	5/13/2025	Term	412,663	247,146	125,627
UBS	Figeac-Aero	1-Month LIBOR EUR	5/13/2025	Term	3,204	997	576
UBS	Firstgroup PLC	1-Month LIBOR GBP	5/13/2025	Term	244,361	364,726	6,933
UBS	Forterra PLC	1-Month LIBOR GBP	5/13/2025	Term	23,883	9,621	(625)
MS	Frasers Group PLC	1-Month LIBOR GBP	5/6/2025	Term	195,926	63,970	46,933
UBS	Frasers Group PLC	1-Month LIBOR GBP	5/13/2025	Term	472,621	158,661	129,857
UBS	Games Workshop Group PLC	1-Month LIBOR GBP	5/13/2025	Term	1,016,985	13,736	342,034
GS	Gaztransport Et Techniga S.A.	1-Month LIBOR EUR	4/29/2030	Term	53,847	691	(1,981)
UBS	Gaztransport Et Techniga S.A.	1-Month LIBOR EUR	5/13/2025	Term	135,035	1,785	(1,048)
MS	GL Events	1-Month LIBOR EUR	5/6/2025	Term	2,960	253	564
UBS	GL Events	1-Month LIBOR EUR	5/13/2025	Term	25,967	2,154	4,036
UBS	Go-Ahead Group PLC	1-Month LIBOR GBP	5/13/2025	Term	140,353	9,969	(5,989)
UBS	Goco Group PLC	1-Month LIBOR GBP	5/13/2025	Term	67,070	67,463	(2,262)
UBS	Grafton Group PLC-Uts	1-Month LIBOR GBP	5/13/2025	Term	162,561	20,551	(3,670)
UBS	Greencore Group PLC	1-Month LIBOR GBP	5/13/2025	Term	280,380	134,976	(53,965)
MS	Greggs PLC	1-Month LIBOR GBP	5/6/2025	Term	187,158	9,448	29,210
UBS	Greggs PLC	1-Month LIBOR GBP	5/13/2025	Term	116,112	6,344	29,206
GS	Groupe Crit	1-Month LIBOR EUR	4/29/2030	Term	1,840	32	120
MS	Groupe Crit	1-Month LIBOR EUR	5/6/2025	Term	31,666	566	3,006
UBS	Groupe Crit	1-Month LIBOR EUR	5/13/2025	Term	59,661	1,058	5,154
UBS	Groupe Guillin	1-Month LIBOR EUR	5/13/2025	Term	61,816	3,375	7,021
MS	Guerbet	1-Month LIBOR EUR	5/6/2025	Term	31	1	8
UBS	Guerbet	1-Month LIBOR EUR	5/13/2025	Term	43,111	1,263	5,960
UBS	Halfords Group PLC	1-Month LIBOR GBP	5/13/2025	Term	133,001	63,951	11,656

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

UBS	Hays PLC	1-Month LIBOR GBP	5/13/2025	Term	$529,833	431,606	$76,340
UBS	Hill & Smith Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	173,497	12,725	28,186
MS	Hotel Chocolat Group PLC	1-Month LIBOR GBP	5/6/2025	Term	2,528	602	(67)
GS	Howden Joinery Group PLC	1-Month LIBOR GBP	4/29/2030	Term	2,292	353	296
MS	Howden Joinery Group PLC	1-Month LIBOR GBP	5/6/2025	Term	358,305	56,009	52,345
UBS	Howden Joinery Group PLC	1-Month LIBOR GBP	5/13/2025	Term	239,744	36,531	28,154
UBS	IG Group Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	197,010	20,180	(6,229)
GS	IGO Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	15,994	5,138	1,211
UBS	Imerys S.A.	1-Month LIBOR EUR	5/13/2025	Term	28,113	888	4,157
MS	Inchcape PLC	1-Month LIBOR GBP	5/6/2025	Term	381,904	63,342	11,712
UBS	Inchcape PLC	1-Month LIBOR GBP	5/13/2025	Term	507,656	88,059	39,696
GS	Inghams Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	945	422	16
UBS	Interparfums S.A.	1-Month LIBOR EUR	5/13/2025	Term	34	1	2
GS	IPH Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	61,200	12,612	2,507
MS	Ipsos	1-Month LIBOR EUR	5/6/2025	Term	135,469	6,934	34,230
UBS	Ipsos	1-Month LIBOR EUR	5/13/2025	Term	136,653	6,916	32,617
UBS	IWG PLC	1-Month LIBOR GBP	5/13/2025	Term	136,777	54,025	61,677
UBS	Jacquet Metal Service S.A.	1-Month LIBOR EUR	5/13/2025	Term	131,415	12,268	19,700
GS	JB Hi-Fi Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	954,632	41,537	74,976
MS	Kaufman & Broad S.A.	1-Month LIBOR EUR	5/6/2025	Term	108,393	2,959	(3,360)
UBS	Kaufman & Broad S.A.	1-Month LIBOR EUR	5/13/2025	Term	157,740	4,721	9,851
UBS	Keller Group PLC	1-Month LIBOR GBP	5/13/2025	Term	129,989	18,023	11,765
GS	Kogan.Com Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	237,470	47,821	121,559
UBS	Korian	1-Month LIBOR EUR	5/13/2025	Term	144,129	4,328	12,026
UBS	Lagardere SCA	1-Month LIBOR EUR	5/13/2025	Term	675,369	46,801	(16,700)
UBS	Lisi	1-Month LIBOR EUR	5/13/2025	Term	41,858	2,861	12,878
UBS	LNA Sante	1-Month LIBOR EUR	5/13/2025	Term	712	16	74
UBS	M6-Metropole Television	1-Month LIBOR EUR	5/13/2025	Term	185,929	17,762	21,264
GS	Magellan Financial Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	50,648	1,520	8,764
UBS	Maisons Du Monde S.A.	1-Month LIBOR EUR	5/13/2025	Term	194,937	21,667	66,549
UBS	Man Group PLC	1-Month LIBOR GBP	5/13/2025	Term	160,228	97,549	11,432
UBS	Manitou BF S.A.	1-Month LIBOR EUR	5/13/2025	Term	4,709	303	848
GS	Marshalls PLC	1-Month LIBOR GBP	4/29/2030	Term	18,563	2,367	504
MS	Marshalls PLC	1-Month LIBOR GBP	5/6/2025	Term	203,710	26,669	11,139
UBS	McCarthy & Stone PLC	1-Month LIBOR GBP	5/13/2025	Term	103,527	119,413	2,746
GS	McMillan Shakespeare Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	86,869	18,725	21,251
UBS	Mersen	1-Month LIBOR EUR	5/13/2025	Term	29,867	1,480	4,269
GS	Metcash Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	58,732	34,554	3,436
UBS	Mitchells & Butlers PLC	1-Month LIBOR GBP	5/13/2025	Term	3,397	1,884	835
GS	Monadelphous Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	705	100	82
MS	Moneysupermarket.com	1-Month LIBOR GBP	5/6/2025	Term	10,398	2,661	955
UBS	Moneysupermarket.com	1-Month LIBOR GBP	5/13/2025	Term	300,784	75,170	19,981
UBS	Morgan Sindall Group PLC	1-Month LIBOR GBP	5/13/2025	Term	83,766	5,299	(3,448)
UBS	National Express Group PLC	1-Month LIBOR GBP	5/13/2025	Term	76,418	30,846	6,765
GS	New Hope Corp. Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	51,268	53,976	(2,485)
MS	Nexans S.A.	1-Month LIBOR EUR	5/6/2025	Term	12,576	365	2,381
UBS	Nexans S.A.	1-Month LIBOR EUR	5/13/2025	Term	343,773	8,494	4,333
UBS	Nexity	1-Month LIBOR EUR	5/13/2025	Term	105,052	3,337	3,787
GS	NIB Holdings Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	110,816	34,564	(2,417)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

GS	Northern Star Resources Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	$28,232	3,119	$1,952
UBS	Origin Enterprises PLC	3-Month LIBOR EUR	5/13/2025	Term	51,172	16,464	(520)
GS	Pact Group Holdings Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	25,581	20,689	6,116
UBS	Pagegroup PLC	1-Month LIBOR GBP	5/13/2025	Term	448,646	103,557	30,508
GS	Perpetual Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	28,564	1,605	4,961
UBS	Petrofac Ltd.	1-Month LIBOR GBP	5/13/2025	Term	62,897	29,524	(65)
UBS	Pets At Home Group PLC	1-Month LIBOR GBP	5/13/2025	Term	693,096	223,413	(57,381)
UBS	Phoenix Group Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	95,273	13,255	6,604
UBS	Plastic Omnium	1-Month LIBOR EUR	5/13/2025	Term	274,853	15,341	43,843
UBS	Playtech PLC	1-Month LIBOR GBP	5/13/2025	Term	223,802	84,287	53,139
GS	Plus500 Ltd.	1-Month LIBOR GBP	4/29/2030	Term	59,355	3,879	3,940
UBS	Plus500 Ltd.	1-Month LIBOR GBP	5/13/2025	Term	365,845	23,107	11,324
GS	Premier Investments Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	91,468	9,844	17,447
UBS	Premier Oil PLC	1-Month LIBOR GBP	5/13/2025	Term	25,219	73,747	(544)
GS	Pro Medicus Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	98,684	5,772	12,392
UBS	Provident Financial PLC	1-Month LIBOR GBP	5/13/2025	Term	3,557	1,920	1,141
UBS	PZ Cussons PLC	1-Month LIBOR GBP	5/13/2025	Term	123,750	55,545	(2,637)
UBS	Quadient	1-Month LIBOR EUR	5/13/2025	Term	55,289	4,056	3,549
UBS	Rathbone Brothers PLC	1-Month LIBOR GBP	5/13/2025	Term	46,705	2,667	1,091
MS	Redcentric PLC	1-Month LIBOR GBP	5/6/2025	Term	82,828	61,813	6,764
UBS	Redrow PLC	1-Month LIBOR GBP	5/13/2025	Term	80,753	15,164	7,476
GS	Regis Healthcare Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	8,260	8,851	332
UBS	Renewi PLC	1-Month LIBOR GBP	5/13/2025	Term	136,282	513,257	12,869
UBS	Rexel S.A.	1-Month LIBOR EUR	5/13/2025	Term	166,709	18,477	21,673
UBS	RHI Magnesita N.V.	1-Month LIBOR GBP	5/13/2025	Term	243,604	8,798	21,245
UBS	Rightmove PLC	1-Month LIBOR GBP	5/13/2025	Term	59,105	9,257	8,324
MS	Rotork PLC	1-Month LIBOR GBP	5/6/2025	Term	61,614	20,753	7,055
UBS	Rotork PLC	1-Month LIBOR GBP	5/13/2025	Term	226,512	73,189	15,715
UBS	Royal Mail PLC	1-Month LIBOR GBP	5/13/2025	Term	104,322	49,413	2,252
GS	Sandfire Resources Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	104,889	35,927	245
GS	Saracen Mineral Holdings Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	64,999	21,385	6,671
UBS	Serco Group PLC	1-Month LIBOR GBP	5/13/2025	Term	62,340	38,829	(1,226)
GS	Service Stream Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	65,800	53,505	6,635
GS	SG Fleet Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	37,897	46,795	16,214
GS	Sigma Healthcare Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	104,153	264,842	(1,810)
UBS	Signature Aviation PLC	1-Month LIBOR GBP	5/13/2025	Term	35,118	15,321	9,280
GS	Sims Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	145,351	33,861	30,291
UBS	SMCP S.A.	1-Month LIBOR EUR	5/13/2025	Term	74,683	15,610	11,264
UBS	Société Bic S.A.	1-Month LIBOR EUR	5/13/2025	Term	30,051	610	2,520
MS	Softcat PLC	1-Month LIBOR GBP	5/6/2025	Term	339,514	24,264	5,880
UBS	Softcat PLC	1-Month LIBOR GBP	5/13/2025	Term	147,034	10,081	(3,499)
UBS	Solocal Group	1-Month LIBOR EUR	5/13/2025	Term	64,454	388,908	(5,425)
UBS	Sopra Steria Group	1-Month LIBOR EUR	5/13/2025	Term	320,837	3,065	42,912
GS	Southern Cross Media Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	19,745	236,979	17,306
UBS	Spectris PLC	1-Month LIBOR GBP	5/13/2025	Term	28,636	884	(6)
UBS	Spie S.A.	1-Month LIBOR EUR	5/13/2025	Term	182,199	12,704	16,591
UBS	Spire Healthcare Group PLC	1-Month LIBOR GBP	5/13/2025	Term	34,094	30,437	2,902
UBS	Spirent Communications PLC	1-Month LIBOR GBP	5/13/2025	Term	43,992	13,969	(620)
UBS	SSP Group PLC	1-Month LIBOR GBP	5/13/2025	Term	3,942	1,451	1,065
GS	Super Retail Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	182,485	46,324	76,332
UBS	SuperDry PLC	1-Month LIBOR GBP	5/13/2025	Term	52,981	29,586	(4,061)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)

MS	Synergie S.A.	1-Month LIBOR EUR	5/6/2025	Term	$793	37	$77
UBS	Synergie S.A.	1-Month LIBOR EUR	5/13/2025	Term	19,342	889	1,557
UBS	TalkTalk Telecom Group	1-Month LIBOR GBP	5/13/2025	Term	114,391	105,255	4,656
UBS	Tarkett	1-Month LIBOR EUR	5/13/2025	Term	312,532	32,399	22,535
UBS	Tate & Lyle PLC	1-Month LIBOR GBP	5/13/2025	Term	205,795	25,972	10,798
GS	Technology One Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	55,193	9,431	2,636
UBS	Telecom Plus PLC	1-Month LIBOR GBP	5/13/2025	Term	69,217	4,085	4,057
UBS	Television Francaise 1	1-Month LIBOR EUR	5/13/2025	Term	8,511	1,816	1,751
UBS	TP ICAP PLC	1-Month LIBOR GBP	5/13/2025	Term	143,782	33,359	(2,939)
UBS	Travis Perkins PLC	1-Month LIBOR GBP	5/13/2025	Term	163,688	12,623	8,692
UBS	Trigano S.A.	1-Month LIBOR EUR	5/13/2025	Term	167,085	2,272	41,983
UBS	UDG Healthcare PLC	1-Month LIBOR GBP	5/13/2025	Term	14,514	1,933	3,094
UBS	Ultra Electronics Holdings PLC	1-Month LIBOR GBP	5/13/2025	Term	144,169	5,959	1,349
UBS	Vesuvius PLC	1-Month LIBOR GBP	5/13/2025	Term	168,080	38,885	8,699
UBS	Vicat S.A.	1-Month LIBOR EUR	5/13/2025	Term	9,724	365	1,256
GS	Village Roadshow Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	20,933	18,049	3,811
MS	Virbac S.A.	1-Month LIBOR EUR	5/6/2025	Term	102,552	539	11,238
UBS	Virbac S.A.	1-Month LIBOR EUR	5/13/2025	Term	65,651	319	1,699
UBS	Vistry Group PLC	1-Month LIBOR GBP	5/13/2025	Term	80,521	8,993	4,905
GS	Viva Energy Group Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	205,392	224,103	41,578
UBS	WH Smith PLC	1-Month LIBOR GBP	5/13/2025	Term	53,356	4,714	8,878
GS	Whitehaven Coal Ltd.	1-Month Bank Bill Swap Rate	4/29/2030	Term	4,291	3,679	165
MS	William Hill PLC	1-Month LIBOR GBP	5/6/2025	Term	245,648	170,296	37,637
UBS	William Hill PLC	1-Month LIBOR GBP	5/13/2025	Term	142,667	107,862	36,803
UBS	Worldline S.A.	1-Month LIBOR EUR	5/13/2025	Term	126,077	1,756	5,778

					$27,878,922		$3,177,421

Total Return Swaps — Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)

GS	Alphabet, Inc. — Class C	1-Month LIBOR USD	4/4/2029	Term	$2,813,305	2,086	$(167,795)
GS	American Tower Corp.	1-Month LIBOR USD	4/4/2029	Term	1,637,916	6,882	(139,027)
GS	Cadence Design Sys., Inc.	1-Month LIBOR USD	4/4/2029	Term	1,691,966	20,855	(212,111)
GS	Comcast Corp. — Class A	1-Month LIBOR USD	4/4/2029	Term	2,519,178	66,946	(132,217)
GS	Crown Castle Intl. Corp.	1-Month LIBOR USD	4/4/2029	Term	4,089,698	25,652	(327,092)
GS	Gilead Sciences, Inc.	1-Month LIBOR USD	4/4/2029	Term	2,627,772	31,283	192,668
GS	Intuit, Inc.	1-Month LIBOR USD	4/4/2029	Term	2,813,579	10,428	(214,251)
GS	JPMorgan Chase & Co.	1-Month LIBOR USD	4/4/2029	Term	3,794,490	39,625	(61,922)
GS	Lockheed Martin Corp.	1-Month LIBOR USD	4/4/2029	Term	4,057,118	10,428	(19,099)
GS	Maxim Integrated Products	1-Month LIBOR USD	4/4/2029	Term	1,146,608	20,855	(66,471)
GS	Okta, Inc.	1-Month LIBOR USD	4/4/2029	Term	1,199,053	7,925	(351,078)
GS	Texas Instruments, Inc.	1-Month LIBOR USD	4/4/2029	Term	2,493,300	21,481	(77,018)
GS	Western Digital Corp.	1-Month LIBOR USD	4/4/2029	Term	413,245	8,968	15,281

					$31,297,228		$(1,560,132)

							$ 1,617,289

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of May 31, 2020 are as follows:

	Variable Rate as of May 31, 2020	Fixed Spread Range as of May 31, 2020
1-Month LIBOR USD	0.18%	(0.50)%—0.75%
1-Month LIBOR EUR	(0.47)%	0.25%—0.75%
3-Month LIBOR EUR	(0.35)%	0.25%—0.50%
1-Month LIBOR GBP	0.09%	0.00%—0.75%
1-Month Bank Bill Swap Rate	0.09%	0.25%—0.75%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
COMMON STOCKS - 86.7%
Bermuda - 1.0%
China Resources Gas Group Ltd.	58,000	$317,738
Haier Electronics Group Co., Ltd.	451,000	1,262,746
Kunlun Energy Co., Ltd.	766,000	472,436
Nine Dragons Paper Holdings Ltd.	242,000	212,790

		2,265,710

Brazil - 1.8%
Ambev S.A.	303,600	710,029
Atacadao S.A.	39,700	135,178
BB Seguridade Participacoes S.A.	6,200	29,604
BRF S.A. (a)	10,700	45,918
Cia de Saneamento Basico do Estado de Sao Paulo	23,000	232,573
Embraer S.A. (a)	61,400	85,490
IRB Brasil Resseguros S/A	36,600	55,418
JBS S.A.	58,500	240,630
Lojas Renner S.A.	8,130	58,686
Petrobras Distribuidora S.A.	101,400	414,432
Petroleo Brasileiro S.A.	27,600	105,718
Porto Seguro S.A.	17,700	154,070
Raia Drogasil S.A.	11,000	227,285
Sul America S.A.	30,900	258,837
TIM Participacoes S.A.	86,000	214,504
Ultrapar Participacoes S.A.	136,400	436,067
Vale S.A.	47,400	462,160
WEG S.A.	36,500	283,926

		4,150,525

Cayman Islands - 10.0%
58.com, Inc. - ADR (a)	2,800	134,428
ANTA Sports Products Ltd.	57,000	510,835
Autohome, Inc. - ADR (b)	8,200	630,826
Bosideng International Holdings Ltd.	664,000	171,750
China Hongqiao Group Ltd.	534,000	236,926
China Medical System Holdings Ltd.	536,000	614,664
China Mengniu Dairy Co., Ltd.	80,000	288,542
China Resources Cement Holdings Ltd.	634,000	801,007
China Resources Land Ltd.	10,000	39,878
Country Garden Holdings Co., Ltd.	109,000	136,440
Country Garden Services Holdings Co., Ltd.	17,586	83,322
Dali Foods Group Co., Ltd. (c)	571,000	363,195
ENN Energy Holdings Ltd.	26,600	312,284
Geely Automobile Holdings Ltd.	279,000	385,498
Haitian International Holdings Ltd.	143,000	304,298
Hengan International Group Co., Ltd.	5,500	45,293
JD.com, Inc. - ADR (a)	45,625	2,478,806
JOYY, Inc. - ADR (a)	6,547	399,694
Kingboard Holdings Ltd.	91,000	221,594
Kingboard Laminates Holdings Ltd.	497,500	439,454
Kingdee International Software Group Co., Ltd.	1,000	1,779
Lee & Man Paper Manufacturing Ltd.	528,000	285,752
Li Ning Co., Ltd.	152,000	514,937
Logan Property Holdings Co., Ltd.	66,000	99,194
Longfor Group Holdings Ltd. (c)	89,000	407,009
Momo, Inc. - ADR	29,167	565,840
NetEase, Inc. - ADR	2,800	1,072,120

	SHARES	FAIR VALUE
Cayman Islands - 10.0% (continued)
New Oriental Education & Technology Group, Inc. - ADR (a)	5,798	$695,528
Noah Holdings Ltd. - ADR (a)(b)	20,376	540,575
Seazen Group Ltd. (b)	174,000	162,533
Shenzhou International Group Holdings Ltd.	35,000	421,170
Shimao Property Holdings Ltd.	12,500	52,423
Shui On Land Ltd.	1,753,000	290,812
SINA Corp. (a)	19,556	612,298
Sino Biopharmaceutical Ltd.	856,500	1,353,383
TAL Education Group - ADR (a)	6,977	393,921
Tencent Music Entertainment Group - ADR (a)	9,400	121,448
Tingyi Cayman Islands Holding Corp.	610,000	1,050,157
Topsports International Holdings Ltd. (c)	200,000	286,099
Uni-President China Holdings Ltd.	456,000	474,141
Vipshop Holdings Ltd. - ADR (a)	119,000	2,063,460
Want Want China Holdings Ltd.	487,000	353,143
Xiaomi Corp. (a)(c)	105,000	164,366
Yihai International Holding Ltd.	10,000	89,896
Zhen Ding Technology Holding Ltd.	137,000	547,530
Zhongsheng Group Holdings Ltd.	206,000	1,065,808
ZTO Express Cayman, Inc. - ADR	16,400	534,968

		22,819,024

Chile - 0.2%
Cia Cervecerias Unidas S.A. - ADR	9,900	138,699
Enel Americas S.A. - ADR	42,758	317,265
Enel Chile S.A. - ADR	12,706	47,139
Latam Airlines Group S.A. - ADR (a)(b)	8,905	9,973

		513,076

China - 4.3%
Air China Ltd.	112,000	67,832
Anhui Conch Cement Co., Ltd.	50,500	380,795
AviChina Industry & Technology Co., Ltd.	584,000	267,131
Bank of China Ltd.	815,000	299,579
Beijing Capital International Airport Co., Ltd.	176,000	110,264
CGN Power Co., Ltd. (c)	208,000	47,917
China CITIC Bank Corp., Ltd.	134,000	58,559
China Communications Services Corp., Ltd.	838,000	558,845
China Everbright Bank Co., Ltd.	95,000	38,685
China Merchants Bank Co., Ltd.	49,000	230,891
China National Building Material Co., Ltd.	850,000	964,316
China Pacific Insurance Group Co., Ltd.	12,400	34,466
China Petroleum & Chemical Corp.	798,000	372,323
China Reinsurance Group Corp.	628,000	66,059
China Shenhua Energy Co., Ltd.	118,500	217,057
China Telecom Corp., Ltd.	2,628,000	871,794
China Tower Corp., Ltd. (c)	2,358,000	478,908
China Vanke Co., Ltd.	6,800	22,199
GF Securities Co., Ltd.	30,200	31,063
Great Wall Motor Co., Ltd.	301,500	192,017
Guangzhou Automobile Group Co., Ltd.	1,600	1,325
Guotai Junan Securities Co., Ltd. (c)	197,400	261,418
Industrial & Commercial Bank of China Ltd.	1,394,000	902,919
PetroChina Co., Ltd.	230,000	79,348
PICC Property & Casualty Co., Ltd.	405,000	354,345
Ping An Insurance Group Co. of China Ltd.	20,000	197,923

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
China - 4.3% (continued)
Postal Savings Bank of China Co., Ltd. (c)	660,000	$422,727
Shandong Weigao Group Medical Polymer Co., Ltd.	128,000	224,515
Shanghai Pharmaceuticals Holding Co., Ltd.	89,100	141,248
Sinopec Shanghai Petrochemical Co., Ltd.	330,000	82,151
Sinopharm Group Co., Ltd.	178,000	439,610
The People’s Insurance Co. Group of China Ltd.	226,000	68,365
Tong Ren Tang Technologies Co., Ltd.	73,000	54,798
TravelSky Technology Ltd.	56,000	113,435
Tsingtao Brewery Co., Ltd.	90,000	626,356
Weichai Power Co., Ltd.	64,000	110,869
WuXi AppTec Co., Ltd. (c)	18,592	197,750
Yanzhou Coal Mining Co., Ltd.	134,000	102,872
Zhejiang Expressway Co., Ltd.	32,000	22,542
Zhuzhou CRRC Times Electric Co., Ltd.	45,700	118,913
Zoomlion Heavy Industry Science and Technology Co., Ltd.	42,600	35,053

		9,869,182

Colombia - 0.1%
Ecopetrol S.A. - ADR (b)	24,900	259,209
Grupo Aval Acciones y Valores S.A. - ADR	1,200	5,268

		264,477

Czech Republic - 0.0% (d)
Moneta Money Bank AS (c)	12,805	28,477

Greece - 0.2%
Hellenic Telecommunications Organization S.A.	12,324	172,548
JUMBO S.A.	3,524	64,122
Motor Oil Hellas Corinth Refineries S.A.	7,463	125,167

		361,837

Hong Kong - 5.8%
Beijing Enterprises Holdings Ltd.	13,000	43,400
BYD Electronic International Co., Ltd.	137,000	265,085
China Mobile Ltd.	590,500	4,175,274
China Resources Beer Holdings Co., Ltd.	100,000	533,262
China Resources Pharmaceutical Group Ltd. (c)	1,147,500	627,385
China Taiping Insurance Holdings Co., Ltd.	211,600	316,551
China Traditional Chinese Medicine Holdings Co., Ltd.	146,000	62,201
China Unicom Hong Kong Ltd.	2,816,000	1,637,487
CNOOC Ltd.	1,222,000	1,396,088
CSPC Pharmaceutical Group Ltd.	280,000	551,962
Far East Horizon Ltd.	294,000	261,563
Guangdong Investment Ltd.	132,000	261,020
Lenovo Group Ltd.	1,142,000	624,505
Shanghai Industrial Holdings Ltd.	124,000	193,894
Sinotruk Hong Kong Ltd.	546,500	1,332,091
Sun Art Retail Group Ltd.	682,000	1,049,791

		13,331,559

	SHARES	FAIR VALUE
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	33,788	$213,953
Richter Gedeon Nyrt	17,097	373,663

		587,616

India - 1.9%
Dr Reddy’s Laboratories Ltd. - ADR	16,823	899,021
ICICI Bank Ltd. - ADR	42,500	369,750
Infosys Ltd. - ADR	133,300	1,213,030
Reliance Industries Ltd. (c)	17,949	697,515
Tata Motors Ltd. - ADR (a)(b)	25,494	145,571
Tata Steel Ltd.	637	2,454
Wipro Ltd. - ADR (b)	296,683	982,021

		4,309,362

Luxembourg - 0.1%
Globant S.A. (a)(b)	500	70,105
Reinet Investments S.C.A.	3,949	62,016

		132,121

Mexico - 2.3%
Alfa S.A.B. de C.V.	563,802	299,006
Alsea S.A.B. de C.V. (a)	191,267	161,384
America Movil S.A.B. de C.V.	1,065,297	708,132
Arca Continental S.A.B. de C.V.	87,118	389,064
Cemex S.A.B. de C.V.	908,575	215,113
Coca-Cola Femsa S.A.B. de C.V.	66,546	292,899
El Puerto de Liverpool S.A.B. de C.V.	43,851	109,556
Fomento Economico Mexicano S.A.B. de C.V.	84,308	570,456
Gruma S.A.B. de C.V.	34,660	343,888
Grupo Aeroportuario del Sureste S.A.B. de C.V.	8,900	92,446
Grupo Bimbo S.A.B. de C.V.	335,063	524,025
Grupo Carso S.A.B. de C.V.	27,567	63,738
Grupo Mexico S.A.B. de C.V.	105,027	226,257
Kimberly-Clark de Mexico S.A.B. de C.V.	44,200	68,808
Orbia Advance Corp. S.A.B. de C.V.	158,375	230,194
Wal-Mart de Mexico S.A.B. de C.V.	425,700	1,065,474

		5,360,440

Poland - 0.5%
Cyfrowy Polsat S.A.	31,577	205,952
Dino Polska S.A. (a)(c)	2,359	107,629
Grupa Lotos S.A.	19,210	285,286
LPP S.A.	30	51,399
Orange Polska S.A. (a)	35,529	57,552
Polski Koncern Naftowy ORLEN S.A.	22,424	374,182

		1,082,000

Republic of Korea - 13.4%
Amorepacific Corp.	2,262	298,790
Amorepacific Group	10,298	482,884
BGF Retail Co., Ltd.	3,575	482,074
Cheil Worldwide, Inc.	20,080	269,941
CJ CheilJedang Corp.	622	149,477
CJ Corp.	3,824	284,692
CJ ENM Co., Ltd.	4,081	400,700
CJ Logistics Corp. (a)	1,677	218,457
Coway Co., Ltd.	3,428	184,602

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Republic of Korea - 13.4% (continued)
Daelim Industrial Co., Ltd.	7,453	$557,716
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	9,835	174,072
DB Insurance Co., Ltd.	4,256	149,648
Doosan Bobcat, Inc.	17,072	327,921
E-MART, Inc.	3,428	315,318
Fila Holdings Corp.	7,313	228,252
GS Engineering & Construction Corp.	13,001	300,962
GS Holdings Corp.	10,770	328,726
GS Retail Co., Ltd.	16,600	572,063
Hana Financial Group, Inc.	2,175	52,552
Hankook Tire & Technology Co., Ltd.	24,883	472,930
Hanon Systems	5,184	40,875
Hanwha Corp.	9,452	154,250
Hotel Shilla Co., Ltd.	8,195	526,702
Hyundai Department Store Co., Ltd.	6,804	352,467
Hyundai Engineering & Construction Co., Ltd.	15,205	421,642
Hyundai Glovis Co., Ltd.	4,754	435,278
Hyundai Marine & Fire Insurance Co., Ltd.	7,890	154,949
Hyundai Mobis Co., Ltd. - NVDR	7,388	1,184,570
Hyundai Steel Co.	39	693
Kakao Corp.	2,401	512,764
Kangwon Land, Inc.	13,244	260,176
KB Financial Group, Inc.	3,716	101,414
Kia Motors Corp.	33,878	942,030
KMW Co., Ltd. (a)	543	25,683
Korea Zinc Co., Ltd.	1,466	448,990
KT&G Corp.	7,027	476,911
Kumho Petrochemical Co., Ltd.	5,845	336,311
LG Electronics, Inc.	18,707	899,464
LG Household & Health Care Ltd.	574	636,183
LG Innotek Co., Ltd.	1,854	222,135
LG Uplus Corp.	51,165	544,923
Lotte Corp.	8,917	247,442
Lotte Shopping Co., Ltd.	2,939	212,103
NAVER Corp.	716	130,948
NCSoft Corp.	524	334,722
Netmarble Corp. (a)(c)	2,088	156,000
Orion Corp.	3,095	330,046
Ottogi Corp.	162	72,271
Pan Ocean Co., Ltd. (a)	32,025	92,909
Pearl Abyss Corp. (a)	1,120	185,105
POSCO	5,154	758,266
Posco International Corp.	17,397	225,487
S-1 Corp.	5,384	405,175
Samsung C&T Corp.	4,321	347,264
Samsung Electronics Co., Ltd.	230,777	9,504,800
Samsung Engineering Co., Ltd. (a)	67,110	659,312
Samsung Fire & Marine Insurance Co., Ltd.	1,654	244,409
Samsung Life Insurance Co., Ltd.	5,190	192,439
Samsung SDS Co., Ltd.	3,395	524,322
Shinsegae, Inc.	1,065	211,400
SK Holdings Co., Ltd.	235	45,563
SK Telecom Co., Ltd.	1,821	318,041
Yuhan Corp.	8,015	337,206

		30,465,417

	SHARES	FAIR VALUE
Russian Federation - 7.1%
Gazprom PJSC	39,806	$223,542
LUKOIL PJSC - ADR (b)	1,000	75,290
LUKOIL PJSC	62,759	4,715,384
Magnit PJSC	65,581	755,297
Magnitogorsk Iron & Steel Works PJSC	35,472	265,151
MMC Norilsk Nickel PJSC - ADR (b)	10,434	331,592
MMC Norilsk Nickel PJSC	20,562	650,532
Mobile TeleSystems PJSC - ADR	40,320	358,445
Novolipetsk Steel PJSC	69,107	1,339,342
PhosAgro PJSC	50,815	705,765
Polyus PJSC	994	82,263
Rosneft Oil Co. PJSC	593,579	3,120,839
Sberbank of Russia PJSC	10,761	122,716
Severstal PAO	48,460	639,629
Surgutneftegas PJSC	148,832	839,805
Tatneft PJSC	29,428	1,341,056
VTB Bank PJSC	686,742	678,232

		16,244,880

South Africa - 2.6%
Absa Group Ltd.	46,482	216,146
Anglo American Platinum Ltd.	9,704	615,307
AngloGold Ashanti Ltd.	26,140	636,974
Aspen Pharmacare Holdings Ltd. (a)	3,466	27,729
Bid Corp., Ltd.	25,467	359,488
Capitec Bank Holdings Ltd.	1,992	96,622
Clicks Group Ltd.	21,850	289,756
FirstRand Ltd.	4,300	9,875
Gold Fields Ltd.	27,172	209,717
Impala Platinum Holdings Ltd.	1,881	12,553
Kumba Iron Ore Ltd.	37,576	1,014,814
Life Healthcare Group Holdings Ltd.	80,465	83,586
Mr Price Group Ltd.	30,057	223,721
MTN Group Ltd.	46,026	142,678
MultiChoice Group (a)	89,533	442,353
Nedbank Group Ltd.	12,554	71,056
Old Mutual Ltd.	204,039	130,926
Pepkor Holdings Ltd. (c)	49,042	33,529
Pick n Pay Stores Ltd.	62,159	188,722
Rand Merchant Investment Holdings Ltd.	162	252
Sanlam Ltd.	35,842	115,770
Shoprite Holdings Ltd.	50,272	296,356
The Bidvest Group Ltd.	17,376	150,830
The SPAR Group Ltd.	11,213	112,103
Tiger Brands Ltd.	15,018	134,327
Vodacom Group Ltd. (b)	25,676	184,656
Woolworths Holdings Ltd.	37,354	61,731

		5,861,577

Taiwan, Province of China - 7.5%
Acer, Inc.	117,000	63,818
Advantech Co., Ltd.	47,000	466,343
Asia Cement Corp.	58,000	84,273
Asustek Computer, Inc.	93,000	652,950
Catcher Technology Co., Ltd.	49,000	357,108
Chang Hwa Commercial Bank Ltd.	360	226
Chicony Electronics Co., Ltd.	123,000	352,902
China Airlines Ltd.	326,000	89,176

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
Taiwan, Province of China - 7.5% (continued)
Chunghwa Telecom Co., Ltd.	197,000	$725,364
Compal Electronics, Inc.	778,000	495,480
Delta Electronics, Inc.	50,000	230,190
E.Sun Financial Holding Co., Ltd.	213	190
Eclat Textile Co., Ltd.	19,000	195,764
Eva Airways Corp.	406	149
Far EasTone Telecommunications Co., Ltd.	120,000	259,082
Formosa Chemicals & Fibre Corp.	176,000	422,860
Formosa Petrochemical Corp.	55,000	161,178
Formosa Plastics Corp.	20,000	55,384
Formosa Taffeta Co., Ltd.	81,000	92,360
Foxconn Technology Co., Ltd.	267,000	480,789
Giant Manufacturing Co., Ltd.	4,000	31,373
Globalwafers Co., Ltd.	14,000	169,727
Hon Hai Precision Industry Co., Ltd.	745,000	1,884,771
Hua Nan Financial Holdings Co., Ltd.	802	521
Inventec Corp.	381,000	309,837
Lite-On Technology Corp.	284,000	455,768
MediaTek, Inc.	65,000	1,003,571
Mega Financial Holding Co., Ltd.	48,000	49,314
Micro-Star International Co., Ltd.	120,000	404,881
Nanya Technology Corp.	154,000	308,195
Nien Made Enterprise Co., Ltd.	24,000	206,245
Novatek Microelectronics Corp.	62,000	424,518
Pegatron Corp.	233,000	501,502
Phison Electronics Corp.	4,000	36,868
Pou Chen Corp.	266,000	262,320
Powertech Technology, Inc.	96,000	310,910
President Chain Store Corp.	50,000	492,632
Quanta Computer, Inc.	239,000	558,307
Realtek Semiconductor Corp.	40,000	345,506
SinoPac Financial Holdings Co., Ltd.	578,000	227,856
Standard Foods Corp.	235,000	497,302
Synnex Technology International Corp.	99,000	146,579
Taiwan Business Bank	951,200	336,427
Taiwan Cement Corp.	69,213	98,262
Taiwan Mobile Co., Ltd.	108,000	386,457
Taiwan Semiconductor Manufacturing Co., Ltd.	77,000	748,538
Uni-President Enterprises Corp.	305,000	740,309
United Microelectronics Corp.	596,000	307,633
Wistron Corp.	196,480	187,321
Wiwynn Corp.	13,000	348,355
WPG Holdings Ltd.	143,000	187,206

		17,154,597

Thailand - 1.2%
Advanced Info Service PLC	39,000	236,099
Airports of Thailand PLC	31,500	61,567
Bangkok Bank PLC	122,700	419,692
Bumrungrad Hospital PLC	51,700	195,206
Charoen Pokphand Foods PLC	95,700	95,018
CP ALL PLC	180,400	400,650
Home Product Center PLC	400,300	187,118
Kasikornbank PLC	98	297
Krung Thai Bank PLC	1,193,200	391,269
Osotspa PLC	42,200	56,565

	SHARES	FAIR VALUE
Thailand - 1.2% (continued)
PTT Exploration & Production PLC	51,200	$135,852
PTT Global Chemical PLC	95	129
PTT PLC	430,010	481,200
Thai Union Group PLC	273,900	118,096

		2,778,758

Turkey - 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	63,976	173,915
BIM Birlesik Magazalar AS	46,909	447,279
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	200,780	236,748
Ford Otomotiv Sanayi AS	12,205	110,861
KOC Holding AS	140,689	332,638
Tupras Turkiye Petrol Rafinerileri AS (a)	9,508	119,598
Turk Hava Yollari AO (a)	25,372	46,669
Turkcell Iletisim Hizmetleri AS	123,789	257,200
Turkiye Is Bankasi AS (a)	58,614	42,499

		1,767,407

United States - 25.6%
Alphabet, Inc. - Class C (a)(e)	4,539	6,485,868
Cadence Design Systems, Inc. (a)(e)	45,397	4,144,292
Comcast Corp. (e)	145,723	5,770,631
Gilead Sciences, Inc. (e)	68,095	5,299,834
Intuit, Inc. (e)	22,698	6,589,683
JPMorgan Chase & Co.	86,254	8,393,377
Lockheed Martin Corp. (e)	22,698	8,816,811
Maxim Integrated Products, Inc.	45,397	2,618,499
Okta, Inc. (a)(b)	17,251	3,373,951
Texas Instruments, Inc. (e)	46,759	5,552,164
Western Digital Corp. (b)	19,520	866,102
Yum China Holdings, Inc.	10,501	486,616

		58,397,828

TOTAL COMMON STOCKS (Cost $194,753,383)		197,745,870

PREFERRED STOCKS - 0.4%
Republic of Korea - 0.4%
Amorepacific Corp. - Preferred	4,444	207,844
LG Household & Health Care Ltd. - Preferred	1,347	780,315

TOTAL PREFERRED STOCKS (Cost $1,204,038)		988,159

REAL ESTATE INVESTMENT TRUSTS - 5.9%
United States - 5.9%
American Tower Corp. (e)	14,981	3,867,645
Crown Castle International Corp. (e)	55,838	9,613,070

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,467,730)		13,480,715

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 8.6%
Money Market Funds - 5.0%
Fidelity Investments Money Market Funds - Government Portfolio, 0.08% (f)	2,271,191	$2,271,191
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.09% (f)	2,271,190	2,271,190
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.05% (f)	2,271,191	2,271,191
STIT - Government & Agency Portfolio, 0.12% (f)	2,271,190	2,271,190
STIT - Treasury Portfolio - Institutional Class, 0.08% (f)	2,271,190	2,271,190

		11,355,952

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 3.6%
1.425%, 1/28/21 (g)	$7,701,000	7,692,365
1.531%, 8/13/20 (g)	500,000	499,874

		8,192,239

TOTAL SHORT-TERM INVESTMENTS (Cost $19,483,525)		19,548,191

	PRINCIPAL AMOUNT	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.3%
BlackRock Liquidity Funds FedFund Portfolio, 0.11% (f)	$3,032,640	$3,032,640

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $3,032,640)		3,032,640

TOTAL INVESTMENTS (Cost $230,941,316) - 102.9%		234,795,575

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%		(6,659,158)

TOTAL NET ASSETS - 100.0%		$228,136,417

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of May 31, 2020. Total loaned securities had a market value of $3,145,556 as of May 31, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the end of the period, the value of these securities totaled $4,279,924 or 1.9% of net assets.
(d)	Rounds to zero.
(e)	This security or a portion of this security was held as collateral for derivative contracts as of May 31, 2020. The total market value of the collateral was $19,502,037 as of May 31, 2020.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, June 2020 Settlement	881	$41,094,245	$6,139,226

TOTAL FUTURES CONTRACTS PURCHASED		$41,094,245	$6,139,226

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

Total Return Swaps — Long

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
UBS	ACE Hardware Indonesia	1-Month LIBOR USD	5/13/2025	Term	$102,162	1,183,400	$23,858
GS	Acer Inc.	1-Month LIBOR USD	4/29/2030	Term	125,762	236,000	2,824
GS	Advanced Petrochemicals Co.	1-Month LIBOR USD	4/29/2030	Term	585,129	49,232	63,249
GS	Almarai Co.	1-Month LIBOR USD	4/29/2030	Term	23,119	1,820	1,011
UBS	AMMB Holdings Bhd.	1-Month LIBOR USD	5/13/2025	Term	14,877	22,200	1,337
GS	Arab National Bank	1-Month LIBOR USD	4/29/2030	Term	6,446	1,300	450
GS	ASE Technology Holding Co., Ltd.	1-Month LIBOR USD	4/29/2030	Term	1,087	500	(60)
GS	Asustek Computer Inc.	1-Month LIBOR USD	4/29/2030	Term	98,418	15,000	6,787
GS	Atacadao S.A.	1-Month LIBOR USD	4/29/2030	Term	87,079	24,666	(3,153)
UBS	Axiata Group Bhd.	1-Month LIBOR USD	5/13/2025	Term	102,290	112,923	(3,693)
GS	Bank Albilad	1-Month LIBOR USD	4/29/2030	Term	194,924	32,891	(863)
GS	Bank Al-Jazira	1-Month LIBOR USD	4/29/2030	Term	9,796	3,233	11
GS	BGF Retail Co., Ltd.	1-Month LIBOR USD	4/29/2030	Term	119,954	928	5,049
GS	Bupa Arabia For Cooperative	1-Month LIBOR USD	4/29/2030	Term	541,201	19,723	60,990
UBS	Carlsberg Brewery Malaysia Bhd.	1-Month LIBOR USD	5/13/2025	Term	45,521	7,200	2,416
GS	Chang Hwa Commercial Bank	1-Month LIBOR USD	4/29/2030	Term	195,531	302,620	(5,703)
GS	Cheil Worldwide Inc.	1-Month LIBOR USD	4/29/2030	Term	203,322	14,495	(8,689)
GS	Chicony Electronics Co. Ltd.	1-Month LIBOR USD	4/29/2030	Term	255,250	93,805	13,605
UBS	Cia Brasileira de Distribuicao —Preferred	1-Month LIBOR USD	5/13/2025	Term	5,394	500	412
GS	Cia Saneamento Basico de Sao Paulo	1-Month LIBOR USD	4/29/2030	Term	35,808	4,973	14,454
GS	Cia Siderurgica Nacional S.A.	1-Month LIBOR USD	4/29/2030	Term	28,309	22,265	14,884
GS	Co. For Cooperative Insurance	1-Month LIBOR USD	4/29/2030	Term	48,883	2,627	1,327
GS	E.Sun Financial Holding Co.	1-Month LIBOR USD	4/29/2030	Term	391	448	8
GS	Etihad Etisalat Co.	1-Month LIBOR USD	4/29/2030	Term	326,247	46,233	298
GS	Eva Airways Corp.	1-Month LIBOR USD	4/29/2030	Term	51	151	4
GS	Evergreen Marine Corp., Ltd.	1-Month LIBOR USD	4/29/2030	Term	335	985	23
GS	Feng Tay Enterprise Co., Ltd.	1-Month LIBOR USD	4/29/2030	Term	210,804	41,100	37,510
GS	Formosa Petrochemical Corp.	1-Month LIBOR USD	4/29/2030	Term	643,744	236,000	47,138
GS	Formosa Taffeta Co.	1-Month LIBOR USD	4/29/2030	Term	88,213	82,000	5,189
UBS	Fraser & Neave Holdings Bhd.	1-Month LIBOR USD	5/13/2025	Term	234,886	32,600	11,149
UBS	Hartalega Holdings Bhd.	1-Month LIBOR USD	5/13/2025	Term	75,555	36,900	31,038
GS	Hon Hai Precision Industry	1-Month LIBOR USD	4/29/2030	Term	1,996	800	26
UBS	Hong Leong Financial Group	1-Month LIBOR USD	5/13/2025	Term	116,802	39,800	6,069
GS	Hua Nan Financial Holdings Co.	1-Month LIBOR USD	4/29/2030	Term	187	306	12
UBS	IHH Healthcare Bhd.	1-Month LIBOR USD	5/13/2025	Term	3,709	3,000	44
UBS	Indocement Tunggal Prakarsa	1-Month LIBOR USD	5/13/2025	Term	66,824	92,100	9,591
GS	Inventec Corp.	1-Month LIBOR USD	4/29/2030	Term	72,007	92,000	2,730
GS	Jarir Marketing Co.	1-Month LIBOR USD	4/29/2030	Term	321,978	8,122	(33,683)
GS	JBS S.A.	1-Month LIBOR USD	4/29/2030	Term	566,252	137,836	341
GS	LG Household & Health-Preferred	1-Month LIBOR USD	4/29/2030	Term	189,072	315	(6,803)
GS	Lite-On Technology Corp.	1-Month LIBOR USD	4/29/2030	Term	229,209	155,000	19,282
GS	Lojas Renner S.A.	1-Month LIBOR USD	4/29/2030	Term	77,455	11,424	4,976
UBS	Malaysia Airports Holdings Bhd.	1-Month LIBOR USD	5/13/2025	Term	160,716	139,100	(478)
UBS	MISC Bhd.	1-Month LIBOR USD	5/13/2025	Term	27,903	15,000	1,023
GS	MSCI China A Inclusion Index	3-Month LIBOR USD	10/29/2020	Term	4,947,464	4,993	(3,149)
GS	MSCI China A Inclusion Index	3-Month LIBOR USD	4/29/2021	Term	4,329,155	4,369	(4,938)
GS	MSCI China A Inclusion Index	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	34,064
GS	MSCI Emerging Markets Index	3-Month LIBOR USD	4/12/2021	Term	16,009,754	25,015	(3,306,741)
GS	National Commercial Bank	1-Month LIBOR USD	4/29/2030	Term	342,398	36,578	24,140
GS	Natura & Co. Holding S.A.	1-Month LIBOR USD	4/29/2030	Term	16,762	2,700	1,800
UBS	Nestle (Malaysia) Bhd.	1-Month LIBOR USD	5/13/2025	Term	204,830	6,400	28
GS	Petrobras Distribuidora S.A.	1-Month LIBOR USD	4/29/2030	Term	357,893	111,820	98,777

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

COUNTERPARTY (a)	PORTFOLIO RECEIVES TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO PAYS BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Petrobras — Petroleo Brasileiro S.A.	1-Month LIBOR USD	4/29/2030	Term	$430,944	146,265	$128,885
UBS	Petronas Chemicals Group Bhd.	1-Month LIBOR USD	5/13/2025	Term	163,695	130,700	26,140
UBS	Petronas Dagangan Bhd.	1-Month LIBOR USD	5/13/2025	Term	283,895	62,300	52,805
UBS	Petronas Gas Bhd.	1-Month LIBOR USD	5/13/2025	Term	112,892	32,700	30,177
GS	Phison Electronics Corp.	1-Month LIBOR USD	4/29/2030	Term	319,401	35,000	2,835
GS	Porto Seguro S.A.	1-Month LIBOR USD	4/29/2030	Term	287,926	36,516	29,648
UBS	PT Adaro Energy Tbk	1-Month LIBOR USD	5/13/2025	Term	427,242	6,359,500	53,207
UBS	PT Astra International Tbk	1-Month LIBOR USD	5/13/2025	Term	23,825	95,100	7,285
UBS	PT Charoen Pokphand Indonesia	1-Month LIBOR USD	5/13/2025	Term	218,581	707,300	61,799
UBS	PT Gudang Garam Tbk	1-Month LIBOR USD	5/13/2025	Term	581,815	189,400	50,734
UBS	PT HM Sampoerna Tbk	1-Month LIBOR USD	5/13/2025	Term	210,897	1,830,400	32,830
UBS	PT Indah Kiat Pulp & Paper Tbk	1-Month LIBOR USD	5/13/2025	Term	56,791	159,500	712
UBS	PT Indofood CBP Sukses Makmur Tbk	1-Month LIBOR USD	5/13/2025	Term	399,614	616,400	(55,116)
UBS	PT Indofood Sukses Makmur Tbk	1-Month LIBOR USD	5/13/2025	Term	273,313	643,200	(19,618)
UBS	PT Kalbe Farma Tbk	1-Month LIBOR USD	5/13/2025	Term	240,300	2,554,900	7,402
UBS	PT Perusahaan Gas Negara Tbk	1-Month LIBOR USD	5/13/2025	Term	131,537	2,290,000	10,242
UBS	PT Unilever Indonesia Tbk	1-Month LIBOR USD	5/13/2025	Term	442,235	797,900	(18,442)
UBS	PT United Tractors Tbk	1-Month LIBOR USD	5/13/2025	Term	68,633	66,900	3,340
UBS	PT XL Axiata Tbk	1-Month LIBOR USD	5/13/2025	Term	77,394	480,000	7,766
UBS	QL Resources Bhd.	1-Month LIBOR USD	5/13/2025	Term	11,312	5,800	2,171
GS	Raia Drogasil S.A.	1-Month LIBOR USD	4/29/2030	Term	86,595	4,656	9,524
UBS	RHB Bank Bhd.	1-Month LIBOR USD	5/13/2025	Term	23,752	22,200	624
GS	Saudi Airlines Catering Co.	1-Month LIBOR USD	4/29/2030	Term	429,710	20,783	(821)
GS	Saudi Arabian Fertilizer Co.	1-Month LIBOR USD	4/29/2030	Term	172,375	9,530	22,380
GS	Saudi Arabian Oil Co.	1-Month LIBOR USD	4/29/2030	Term	2,839,325	344,331	235,489
GS	Saudi Basic Industries Corp.	1-Month LIBOR USD	4/29/2030	Term	1,312,935	69,117	236,335
GS	Saudi British Bank	1-Month LIBOR USD	4/29/2030	Term	56,963	9,627	2,352
GS	Saudi Cement	1-Month LIBOR USD	4/29/2030	Term	136,702	10,598	(7,042)
GS	Saudi Industrial Investment Group	1-Month LIBOR USD	4/29/2030	Term	709,653	143,866	42,896
GS	Saudi TeleCom Co.	1-Month LIBOR USD	4/29/2030	Term	548,299	22,893	71,839
GS	Savola	1-Month LIBOR USD	4/29/2030	Term	89,339	8,615	6,919
UBS	Sime Darby Berhad	1-Month LIBOR USD	5/13/2025	Term	8,123	18,500	789
GS	Sinopac Financial Holdings	1-Month LIBOR USD	4/29/2030	Term	5	13	—
GS	Standard Foods Corp.	1-Month LIBOR USD	4/29/2030	Term	1,844	840	(68)
GS	Suzano S.A.	1-Month LIBOR USD	4/29/2030	Term	23,208	3,300	133
GS	Synnex Technology International Corp.	1-Month LIBOR USD	4/29/2030	Term	260,117	200,000	35,714
GS	Taiwan Cement	1-Month LIBOR USD	4/29/2030	Term	748	535	10
UBS	Telekom Malaysia Bhd.	1-Month LIBOR USD	5/13/2025	Term	69,825	70,600	(1,343)
UBS	Telekomunikasi Indonesia Persero	1-Month LIBOR USD	5/13/2025	Term	343,428	1,617,700	5,493
UBS	Tenaga Nasional Bhd.	1-Month LIBOR USD	5/13/2025	Term	2,516	900	(182)
GS	Tim Participacoes S.A.	1-Month LIBOR USD	4/29/2030	Term	136,502	62,019	18,055
GS	Ultrapar Participacoes S.A.	1-Month LIBOR USD	4/29/2030	Term	2,710	1,080	740
GS	Vale S.A.	1-Month LIBOR USD	4/29/2030	Term	146,416	18,740	36,160
UBS	Westports Holdings Bhd.	1-Month LIBOR USD	5/13/2025	Term	38,849	46,700	4,074
GS	WPG Holdings Ltd.	1-Month LIBOR USD	4/29/2030	Term	404	320	15
GS	Yanbu National Petrochemical	1-Month LIBOR USD	4/29/2030	Term	173,721	15,188	31,204

					$47,829,165		$(1,663,938)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Schedule of Investments	as of May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

Total Return Swaps – Short

COUNTERPARTY (a)	PORTFOLIO PAYS TOTAL RETURN ON REFERENCE ENTITY	PORTFOLIO RECEIVES BASE FINANCING RATE (b)	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
GS	Alphabet, Inc. — Class C	1-Month LIBOR USD	4/4/2029	Term	$6,121,568	4,539	$(365,111)
GS	American Tower Corp.	1-Month LIBOR USD	4/4/2029	Term	3,565,478	14,981	(302,639)
GS	Cadence Design Sys., Inc.	1-Month LIBOR USD	4/4/2029	Term	3,683,059	45,397	(461,722)
GS	Comcast Corp. — Class A	1-Month LIBOR USD	4/4/2029	Term	5,483,556	145,723	(287,801)
GS	Crown Castle Intl. Corp.	1-Month LIBOR USD	4/4/2029	Term	8,902,252	55,838	(711,997)
GS	Gilead Sciences, Inc.	1-Month LIBOR USD	4/4/2029	Term	5,719,980	68,095	419,388
GS	Intuit, Inc.	1-Month LIBOR USD	4/4/2029	Term	6,124,147	22,698	(466,347)
GS	JPMorgan Chase & Co.	1-Month LIBOR USD	4/4/2029	Term	8,259,683	86,254	(134,788)
GS	Lockheed Martin Corp.	1-Month LIBOR USD	4/4/2029	Term	8,830,884	22,698	(41,573)
GS	Maxim Integrated Products	1-Month LIBOR USD	4/4/2029	Term	2,495,927	45,397	(144,693)
GS	Okta, Inc.	1-Month LIBOR USD	4/4/2029	Term	2,610,076	17,251	(764,220)
GS	Texas Instruments, Inc.	1-Month LIBOR USD	4/4/2029	Term	5,427,317	46,759	(167,649)
GS	Western Digital Corp.	1-Month LIBOR USD	4/4/2029	Term	899,482	19,520	33,260

					$68,123,409		$(3,395,892)

							$(5,059,830)

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)

The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread. Each swap’s base financing rate is refreshed on a periodic basis, typically monthly. To the extent different swaps linked to the same base financing rate refresh at different times, there may be modest temporary differences in their rates. The financing rates as of May 31, 2020 are as follows:

	Variable Rate as of May 31, 2020	Fixed Spread Range as of May 31, 2020
1-Month LIBOR USD	0.18%	(3.00)%—1.00%
3-Month LIBOR USD	1.95%	(5.00)%—0.25%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Statement of Assets and Liabilities	May 31, 2020

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$455,298,268	$165,970,098
Dividends and interest receivable	761,727	99,375
Receivable for fund shares sold	215,489	102,303
Variation margin receivable for futures	77,831	—
Receivable from adviser	17,419	—
Securities lending income receivable	1,248	1,967
Receivable for investments sold	—	779,418
Cash	3,532	3,422
Other assets	114,854	83,653

Total assets	456,490,368	167,040,236

LIABILITIES:
Payable for securities on loan	2,433,625	2,294,523
Payable for fund shares redeemed	62,607	28,151
Accrued distribution fees	32,176	12,623
Payable to custodian	13,060	3,565
Payable to adviser	—	12,203
Variation margin payable for futures	—	193,218
Other accrued expenses	180,198	181,023

Total liabilities	2,721,666	2,725,306

Total net assets	$453,768,702	$164,314,930

NET ASSETS CONSIST OF:
Capital stock	$371,645,626	$169,535,800
Total distributable earnings/(loss)	82,123,076	(5,220,870)

Total net assets	$453,768,702	$164,314,930

Class M
Net Assets	$393,080,762	$159,848,872
Shares outstanding	31,932,142	16,772,211
Class M Net asset value, offering and redemption price per share	$12.31	$9.53

Class Y
Net Assets	$60,687,940	$4,466,058
Shares outstanding	4,935,625	468,371
Class Y Net asset value, offering and redemption price per share	$12.30	$9.54

(1) Cost of Investments	$380,384,261	$132,951,840
(2) Fair value of securities out on loan	2,200,044	2,220,619

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Assets and Liabilities	May 31, 2020

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$167,735,177	$166,709,709
Foreign currencies, at value(3)	4,187,062	2,794,555
Unrealized appreciation on swap contracts	2,950,511	3,596,762
Dividends and interest receivable	1,753,876	1,032,166
Receivable for fund shares sold	65,200	961,105
Receivable for swaps sold	53,443	—
Securities lending income receivable	2,023	10,143
Cash	—	579,564
Receivable for investments sold	—	254,616
Other assets	121,662	87,405

Total assets	176,868,954	176,026,025

LIABILITIES:
Unrealized depreciation on swap contracts	8,260,161	1,979,473
Due to broker	2,750,011	2,489,425
Payable for securities on loan	808,464	4,239,580
Payable to adviser	166,857	138,928
Payable for fund shares redeemed	142,215	188,809
Variation margin payable for futures	87,243	16,694
Payable for swaps purchased	43,114	—
Accrued distribution fees	14,069	13,063
Payable to custodian	4,975	11,699
Due to custodian	1,163	—
Other accrued expenses	168,139	138,694

Total liabilities	12,446,411	9,216,365

Total net assets	$164,422,543	$166,809,660

NET ASSETS CONSIST OF:
Capital stock	$243,961,476	208,791,709
Total distributable earnings/(loss)	(79,538,933)	(41,982,049)

Total net assets	$164,422,543	$166,809,660

Class M
Net Assets	$159,889,793	$162,317,739
Shares outstanding	17,272,203	18,154,277
Class M Net asset value, offering and redemption price per share	$9.26	$8.94

Class Y
Net Assets	$4,532,750	$4,491,921
Shares outstanding	490,077	502,941
Class Y Net asset value, offering and redemption price per share	$9.25	$8.93

(1) Cost of Investments	$167,165,651	$155,771,361
(2) Fair value of securities out on loan	768,406	4,683,541
(3) Cost of foreign currencies	4,144,401	2,777,403

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Assets and Liabilities	May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

ASSETS:
Investments, at fair value(1)(2)	$234,795,575
Unrealized appreciation on swap contracts	2,269,295
Variation margin receivable for futures	692,180
Dividends and interest receivable	455,843
Foreign currencies, at value(3)	359,267
Receivable for fund shares sold	171,621
Due from broker	61,399
Cash	6,899
Spot trade receivable	5,520
Securities lending income receivable	522
Receivable for return of capital	264
Other assets	164,732

Total assets	238,983,117

LIABILITIES:
Unrealized depreciation on swap contracts	7,329,125
Payable for securities on loan	3,032,640
Payable for fund shares redeemed	260,787
Payable to adviser	69,026
Accrued distribution fees	18,483
Payable for investment securities purchased	9,949
Payable for swaps purchased	5,959
Spot trade payable	5,535
Other accrued expenses	115,196

Total liabilities	10,846,700

Total net assets	$228,136,417

NET ASSETS CONSIST OF:
Capital stock	$288,822,189
Total distributable earnings/(loss)	(60,685,772)

Total net assets	$228,136,417

Class M
Net Assets	$223,627,593
Shares outstanding	25,662,416
Class M Net asset value, offering and redemption price per share	8.71

Class Y
Net Assets	$4,508,824
Shares outstanding	518,079
Class Y Net asset value, offering and redemption price per share	8.70

(1) Cost of Investments	$230,941,316
(2) Fair value of securities out on loan	3,145,556
(3) Cost of foreign currencies	356,419

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Statement of Operations	For the Year Ended May 31, 2020

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$18,126,048	$3,492,940
Interest income	456,262	137,988
Securities lending income	79,885	106,978

Total investment income	18,662,195	3,737,906

EXPENSES:
Advisory fees (See Note 4)	2,903,310	1,472,758
Distribution (12b-1) fees	904,912	277,729
Fund accounting and administration fees	253,772	218,651
Legal fees	87,654	37,670
Transfer agency fees and expenses	72,958	47,400
Audit and tax related fees	59,750	54,260
Chief Compliance Officer compensation	46,528	46,528
Custody fees	43,617	13,669
Trustees fees and expenses	42,392	13,270
Sub-transfer agent fees	36,694	11,283
Federal and state registration fees	5,033	24,841
Other expenses	118,679	88,158

Total expenses before Adviser waiver	4,575,299	2,306,217
Expenses waived by Adviser (See Note 4)	(3,184,488)	(1,879,932)

Total net expenses	1,390,811	426,285

Net investment income	17,271,384	3,311,621

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,632,066	(3,015,084)
Futures contracts	(3,678,275)	(2,780,218)
Swap contracts	—	200,336
Net change in unrealized appreciation (depreciation) on:
Investments	(34,023,362)	(19,856,836)
Futures contracts	1,430,593	3,815,941
Swap contracts	—	285,670

Net realized and unrealized gain/(loss)	1,361,022	(21,350,191)

Net increase/(decrease) in net assets resulting from operations	$18,632,406	$(18,038,570)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Operations	For the Year Ended May 31, 2020

	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

INVESTMENT INCOME:
Dividend income	$8,500,671	$5,103,174
Interest income	81,120	159,492
Securities lending income	37,442	186,263

Total investment income	8,619,233	5,448,929

EXPENSES:
Advisory fees (See Note 4)	1,801,726	1,384,547
Distribution (12b-1) fees	397,425	248,798
Fund accounting and administration fees	283,175	271,508
Broker interest expense	173,165	107,339
Custody fees	98,163	196,178
Transfer agency fees and expenses	64,868	37,876
Audit and tax related fees	60,212	60,212
Legal fees	55,770	25,626
Chief Compliance Officer compensation	46,528	46,528
Trustees fees and expenses	18,082	11,084
Sub-transfer agent fees	14,253	8,733
Other expenses	102,324	116,325

Total expenses before Adviser waiver	3,115,691	2,514,754
Expenses waived by Adviser (See Note 4)	(2,144,717)	(1,906,882)

Total net expenses	970,974	607,872

Net investment income	7,648,259	4,841,057

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(20,758,078)	(31,726,812)
Foreign currency translation	482,354	268,195
Futures contracts	(8,008,780)	1,958,170
Swap contracts	4,002,619	(387,810)
Net change in unrealized appreciation (depreciation) on:
Investments	2,563,926	21,430,356
Foreign currency translation	(162,867)	(174,561)
Futures contracts	7,271,804	2,419,835
Swap contracts	(16,313,795)	(3,495,144)

Net realized and unrealized loss	(31,922,817)	(9,707,771)

Net decrease in net assets resulting from operations	$(23,274,558)	$(4,866,714)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Operations	For the Year Ended May 31, 2020

ELEMENTS EMERGING MARKETS PORTFOLIO

INVESTMENT INCOME:
Dividend income	$10,626,598
Interest income	191,657
Securities lending income	27,160

Total investment income	10,845,415

EXPENSES:
Advisory fees (See Note 4)	2,099,522
Distribution (12b-1) fees	346,902
Fund accounting and administration fees	277,128
Custody fees	128,672
Audit and tax related fees	60,212
Chief Compliance Officer compensation	46,528
Transfer agency fees and expenses	46,378
Federal and state registration fees	43,112
Legal fees	27,684
Trustees fees and expenses	15,194
Sub-transfer agent fees	12,099
Other expenses	163,272

Total expenses before Adviser waiver	3,266,703
Expenses waived by Adviser (See Note 4)	(2,491,439)

Total net expenses	775,264

Net investment income	10,070,151

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) on:
Investments	(27,818,331)
Foreign currency translation	(16,961)
Futures contracts	(18,921,742)
Swap contracts	9,339,834
Net change in unrealized appreciation (depreciation) on:
Investments	6,223,851
Foreign currency translation	(3,534)
Futures contracts	10,049,023
Swap contracts	(15,052,891)

Net realized and unrealized loss	(36,200,751)

Net decrease in net assets resulting from operations	$(26,130,600)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Statement of Changes in Net Assets

	ELEMENTS U.S. PORTFOLIO		ELEMENTS U.S.SMALL CAP PORTFOLIO

	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$17,271,384	$16,146,959	$3,311,621	$6,850,254
Net realized gain (loss) on:
Investments	37,632,066	(5,487,904)	(3,015,084)	(32,170,506)
Futures contracts	(3,678,275)	8,361,860	(2,780,218)	1,547,034
Swap contracts	—	(4,284,341)	200,336	(2,480,078)
Net change in unrealized appreciation (depreciation) on:
Investments	(34,023,362)	4,218,559	(19,856,836)	(21,938,124)
Futures contracts	1,430,593	296,089	3,815,941	(1,866,472)
Swap contracts	—	(207,850)	285,670	658,909
Net increase (decrease) in net assets resulting from operations	18,632,406	19,043,372	(18,038,570)	(49,398,983)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	(34,069,016)	(13,665,103)	(5,057,766)	(6,907,090)
Net dividends and distributions — Class Y	(2,430,370)	—	(101,641)	—
Total distributions	(36,499,386)	(13,665,103)	(5,159,407)	(6,907,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	165,861,817	377,868,263	65,173,267	114,949,889
Proceeds from shares sold — Class Y	5,000,000	78,343,721	5,000,000	35,546,789
Proceeds from shares issued to holders in reinvestment of dividends — Class M	31,819,354	13,023,486	4,657,748	6,490,196
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	2,246,919	—	877	—
Cost of shares redeemed — Class M	(681,976,959)	(432,273,423)	(215,610,626)	(259,800,613)
Cost of shares redeemed — Class Y	(5,000,015)	(20,000,015)	(27,665,741)	(10,000,000)
Net increase (decrease) in net assets from capital share transactions	(482,048,884)	16,962,032	(168,444,475)	(112,813,739)
Total increase (decrease) in net assets	(499,915,864)	22,340,301	(191,642,452)	(169,119,812)

NET ASSETS:
Beginning of year	953,684,566	931,344,265	355,957,382	525,077,194

End of year	$453,768,702	$953,684,566	$164,314,930	$355,957,382

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Changes in Net Assets

	ELEMENTS INTERNATIONAL PORTFOLIO		ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$7,648,259	$15,017,984	$4,841,057	$6,642,599
Net realized gain (loss) on:
Investments	(20,758,078)	(37,018,639)	(31,726,812)	(20,702,145)
Foreign currency translation	482,354	(428,661)	268,195	(186,473)
Forward currency contracts	—	1,709	—	—
Futures contracts	(8,008,780)	(13,465,217)	1,958,170	(4,550,693)
Securities sold short	—	967	—	(128)
Swap contracts	4,002,619	(11,973,116)	(387,810)	(2,582,526)
Net change in unrealized appreciation (depreciation) on:
Investments	2,563,926	(21,594,403)	21,430,356	(20,482,875)
Foreign currency translation	(162,867)	18,636	(174,561)	20,869
Futures contracts	7,271,804	464,698	2,419,835	(564,736)
Securities sold short	—	(404)	—	—
Swap contracts	(16,313,795)	5,056,788	(3,495,144)	2,992,898
Net decrease in net assets resulting from operations	(23,274,558)	(63,919,658)	(4,866,714)	(39,413,210)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	(13,427,788)	(13,124,905)	(7,975,429)	(4,537,212)
Net dividends and distributions — Class Y	(171,954)	—	(171,984)	—
Total distributions	(13,599,742)	(13,124,905)	(8,147,413)	(4,537,212)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	82,338,278	517,394,859	136,018,503	238,576,633
Proceeds from shares sold — Class Y	5,000,000	40,897	5,000,000	18,676
Proceeds from shares issued to holders in reinvestment of dividends — Class M	12,088,037	12,014,857	7,359,095	4,054,992
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	1,416	—	642	—
Cost of shares redeemed — Class M	(496,540,045)	(444,481,411)	(271,830,862)	(126,219,252)
Cost of shares redeemed — Class Y	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(397,112,314)	84,969,202	(123,452,622)	116,431,049
Total increase (decrease) in net assets	(433,986,614)	7,924,639	(136,466,749)	72,480,627

NET ASSETS:
Beginning of year	598,409,157	590,484,518	303,276,409	230,795,782

End of year	$164,422,543	$598,409,157	$166,809,660	$303,276,409

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Elements Portfolios	Annual Report	May 31, 2020

Statement of Changes in Net Assets

	ELEMENTS EMERGING MARKETS PORTFOLIO

	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019

OPERATIONS:
Net investment income	$10,070,151	$7,566,277
Net realized gain (loss) on:
Investments	(27,818,331)	221,908
Foreign currency translation	(16,961)	(149,334)
Forward currency contracts	—	(272,106)
Futures contracts	(18,921,742)	(23,521,147)
Swap contracts	9,339,834	(15,242,980)
Net change in unrealized appreciation (depreciation) on:
Investments	6,223,851	(10,746,579)
Foreign currency translation	(3,534)	11,218
Forward currency contracts	—	226,152
Futures contracts	10,049,023	7,108,945
Swap contracts	(15,052,891)	8,716,195
Net decrease in net assets resulting from operations	(26,130,600)	(26,081,451)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class M	(11,034,264)	(6,035,261)
Net dividends and distributions — Class Y	(166,302)	—
Total distributions	(11,200,566)	(6,035,261)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class M	92,992,307	259,496,758
Proceeds from shares sold — Class Y	5,000,000	46,157
Proceeds from shares issued to holders in reinvestment of dividends — Class M	10,330,998	5,282,097
Proceeds from shares issued to holders in reinvestment of dividends — Class Y	1,473	—
Cost of shares redeemed — Class M	(204,150,285)	(146,985,095)
Cost of shares redeemed — Class Y	(10)	—
Net increase (decrease) in net assets from capital share transactions	(95,825,517)	117,839,917
Total increase/(decrease) in net assets	(133,156,683)	85,723,205

NET ASSETS:
Beginning of year	361,293,100	275,569,895

End of year	$228,136,417	$361,293,100

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Financial Highlights	May 31, 2020

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Year	Net Investment Income(4)	Net Realized and Unrealized Gains (Losses)	Total Income (Loss) from Investment Operations
ELEMENTS U.S. PORTFOLIO—CLASS M
Year Ended May 31, 2020	$11.46	0.22	1.07	1.29
Year Ended May 31, 2019	$11.43	0.19	—	0.19
Year Ended May 31, 2018	$10.12	0.16	1.26	1.42
Period Ended May 31, 2017(1)	$10.00	0.03	0.09	0.12
ELEMENTS U.S. PORTFOLIO—CLASS Y
Year Ended May 31, 2020	$11.45	0.23	1.08	1.31
Period Ended May 31, 2019(9)	$12.03	0.04	(0.62)	(0.58)
ELEMENTS U.S. SMALL CAP PORTFOLIO—CLASS M
Year Ended May 31, 2020	$10.08	0.12	(0.48)	(0.36)
Year Ended May 31, 2019	$11.42	0.16	(1.35)	(1.19)
Year Ended May 31, 2018	$9.81	0.15	1.58	1.73
Period Ended May 31, 2017(1)	$10.00	0.02	(0.21)	(0.19)
ELEMENTS U.S. SMALL CAP PORTFOLIO—CLASS Y
Year Ended May 31, 2020	$10.08	0.14	(0.46)	(0.32)
Period Ended May 31, 2019(9)	$10.79	0.02	(0.73)	(0.71)
ELEMENTS INTERNATIONAL PORTFOLIO—CLASS M
Year Ended May 31, 2020	$9.74	0.19	(0.34)	(0.15)
Year Ended May 31, 2019	$11.03	0.24	(1.32)	(1.08)
Year Ended May 31, 2018	$10.29	0.21	0.73	0.94
Period Ended May 31, 2017(2)	$10.00	0.01	0.28	0.29
ELEMENTS INTERNATIONAL PORTFOLIO—CLASS Y
Year Ended May 31, 2020	$9.75	0.20	(0.35)	(0.15)
Period Ended May 31, 2019(9)	$10.14	0.07	(0.46)	(0.39)
ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO—CLASS M
Year Ended May 31, 2020	$9.53	0.19	(0.46)	(0.27)
Year Ended May 31, 2019	$11.35	0.25	(1.88)	(1.63)
Year Ended May 31, 2018	$10.36	0.19	1.08	1.27
Period Ended May 31, 2017(2)	$10.00	0.01	0.35	0.36
ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO—CLASS Y
Year Ended May 31, 2020	$9.53	0.17	(0.43)	(0.26)
Period Ended May 31, 2019(9)	$9.94	0.08	(0.49)	(0.41)
ELEMENTS EMERGING MARKETS PORTFOLIO—CLASS M
Year Ended May 31, 2020	$9.45	0.28	(0.72)	(0.44)
Year Ended May 31, 2019	$10.63	0.24	(1.19)	(0.95)
Period Ended May 31, 2018(3)	$10.00	0.14	1.19	1.33
ELEMENTS EMERGING MARKETS PORTFOLIO—CLASS Y
Year Ended May 31, 2020	$9.45	0.17	(0.60)	(0.43)
Period Ended May 31, 2019(9)	$10.06	0.04	(0.65)	(0.61)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Financial Highlights	May 31, 2020

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate		Supplemental Portfolio Turnover Rate(8)

(0.22)	(0.22)	(0.44)	$12.31	11.01%		$393,081	0.49%		0.15%		1.45%		1.79%		34.09%		34.09%
(0.16)	—	(0.16)	$11.46	1.68%		$897,792	0.47%		0.15%		1.29%		1.61%		52.00%		37.64%
(0.10)	(0.01)	(0.11)	$11.43	14.02%		$931,344	0.51%		0.15%		1.06%		1.42%		21.56%		14.17%
—	—	—	$10.12	1.20	%(6)	$616,076	0.66	%(7)	0.00	%(7)	1.16	%(7)	1.82	%(7)	0.40	%(6)	N/A

(0.24)	(0.22)	(0.46)	$12.30	11.23%		$60,688	0.39%		0.05%		1.55%		1.89%		34.09%		34.09%
—	—	—	$11.45	-4.82	%(6)	$55,893	0.38	%(7)	0.05	%(7)	1.61	%(7)	1.94	%(7)	52.00	%(6)	37.64%

(0.19)	—	(0.19)	$9.53	-3.88%		$159,849	0.79%		0.15%		0.48%		1.12%		16.56%		14.92%
(0.15)	—	(0.15)	$10.08	-10.41%		$331,856	0.72%		0.15%		0.89%		1.46%		64.16%		46.75%
(0.10)	(0.02)	(0.12)	$11.42	17.65%		$525,077	0.75%		0.15%		0.78%		1.38%		25.19%		21.06%
—	—	—	$9.81	(1.90	)%(6)	$423,113	0.91	%(7)	0.00	%(7)	0.37	%(7)	1.28	%(7)	0.01	%(6)	N/A

(0.22)	—	(0.22)	$9.54	-3.57%		$4,466	0.68%		0.05%		0.67%		1.30%		16.56%		14.92%
—	—	—	$10.08	-6.58	%(6)	$24,101	0.69	%(7)	0.05	%(7)	0.63	%(7)	1.27	%(7)	64.16	%(6)	46.75%

(0.33)	—	(0.33)	$9.26	-1.98%		$159,890	0.78%		0.24%		1.38%		1.92%		34.26%		21.96%
(0.14)	(0.07)	(0.21)	$9.74	-9.75%		$598,370	0.70%		0.20%		1.89%		2.39%		121.71%		80.87%
(0.16)	(0.04)	(0.20)	$11.03	9.22%		$590,485	0.76%		0.21%		1.38%		1.93%		20.84%		13.52%
—	—	—	$10.29	2.90	%(6)	$374,362	1.23	%(7)	0.00	%(7)	(0.59	)%(7)	0.64	%(7)	0.00	%(6)	N/A

(0.35)	—	(0.35)	$9.25	-1.95%		$4,532	0.58%		0.14%		1.65%		2.09%		34.26%		21.96%
—	—	—	$9.75	-3.85	%(6)	$39	0.68	%(7)	0.10	%(7)	3.69	%(7)	4.27	%(7)	121.71	%(6)	80.87%

(0.32)	—	(0.32)	$8.94	-3.33%		$162,318	1.01%		0.24%		1.16%		1.93%		52.47%		44.09%
(0.12)	(0.07)	(0.19)	$9.53	-14.33%		$303,259	0.98%		0.21%		1.73%		2.50%		106.41%		63.84%
(0.17)	(0.11)	(0.28)	$11.35	12.34%		$230,796	1.11%		0.21%		0.81%		1.71%		19.19%		9.84%
—	—	—	$10.36	3.60	%(6)	$131,264	2.65	%(7)	0.00	%(7)	(1.60	)%(7)	1.05	%(7)	0.00	%(6)	N/A

(0.34)	—	(0.34)	$8.93	-3.23%		$4,492	0.81%		0.14%		1.19%		1.86%		52.47%		44.09%
—	—	—	$9.53	-4.12	%(6)	$18	0.99	%(7)	0.10	%(7)	4.16	%(7)	5.05	%(7)	106.41	%(6)	63.84%

(0.30)	—	(0.30)	$8.71	-5.11%		$223,628	0.93%		0.22%		2.18%		2.89%		91.90%		28.78%
(0.11)	(0.12)	(0.23)	$9.45	-8.87%		$361,250	0.92%		0.22%		1.76%		2.46%		227.60%		32.74%
(0.06)	(0.64)	(0.70)	$10.63	13.46	%(6)	$275,570	0.98	%(7)	0.22	%(7)	0.56	%(7)	1.32	%(7)	60.28	%(6)	4.49%

(0.32)	—	(0.32)	$8.70	-5.04%		$4,509	0.83%		0.12%		1.14%		1.85%		91.90%		28.78%
—	—	—	$9.45	-6.06	%(6)	$43	0.88	%(7)	0.15	%(7)	1.78	%(7)	2.51	%(7)	227.60	%(6)	32.74%
(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.
(4)	Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser.
(5)	Results shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s investment management fees and partial reimbursement of the Portfolio’s expenses by Stone Ridge. See Note 4 to the Financial Statements for additional information regarding the Portfolios’ fee waivers and expense reimbursements. In the absence of fee waivers and reimbursements, returns for the Portfolios would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(6)	Not annualized.
(7)	Annualized.
(8)	Turnover calculation for the Portfolio’s single stock factor investing. Calculated as the lesser of notional bought or sold in equities and singlename equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction cost and activity in other products such as index derivatives.
(9)	Class Y for each portfolio commenced operations on April 1, 2019.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

1. Organization

Stone Ridge Trust (the “Trust”) is an open-end management investment company, organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Portfolios.”

Each Portfolio is classified as non-diversified under the 1940 Act. The Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio commenced operations on April 3, 2017. The Elements International Portfolio and the Elements International Small Cap Portfolio commenced operations on May 1, 2017. The Elements Emerging Markets Portfolio commenced operations on June 1, 2017. Each Portfolio offers two classes of shares to investors: Class Y shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.10% 12b-1 fee. No Portfolio charges redemption fees. Each Portfolio has an unlimited number of authorized shares.

The investment objective of each Portfolio is to seek long-term capital appreciation. The Elements U.S. Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. companies. The Elements U.S. Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of U.S. small capitalization companies. The Elements International Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries, other than the United States, with developed markets. The Elements International Small Cap Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of small capitalization companies associated with countries, other than the United States, with developed markets. The Elements Emerging Markets Portfolio seeks to achieve its investment objective by investing in a broad and diverse group of securities of companies associated with countries with emerging or frontier markets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation and Fair Value Measurement.

The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Non-prime money market funds and cash sweep programs are generally valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

Generally, the Portfolio must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers from Level 3 to Level 2 during the reporting period. Transfers from Level 3 to Level 2 occurred because observable inputs being deemed readily available for the securities. The following tables summarize the inputs used to value the Portfolios’ investments as of May 31, 2020.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio (1)
Assets
Common Stocks	$446,826,074	$—	$—	$446,826,074
Rights	15,870	—	—	15,870
Money Market Funds	5,275,927	—	—	5,275,927
U.S. Treasury Bills	—	746,772	—	746,772
Investments Purchased with the Cash Proceeds from Securities Lending	2,433,625	—	—	2,433,625

Total Assets	$454,551,496	$746,772	$—	$455,298,268
Other Financial Instruments*
Unrealized appreciation on futures contracts	$606,315	$—	$—	$606,315

Total	$606,315	$—	$—	$606,315

Elements U.S. Small Cap Portfolio (1)
Assets
Common Stocks	$144,617,085	$—	$272	$144,617,357
Rights	—	—	1,013	1,013
Money Market Funds	7,442,852	—	—	7,442,852
U.S. Treasury Bills	—	11,614,353	—	11,614,353
Investments Purchased with the Cash Proceeds from Securities Lending	2,294,523	—	—	2,294,523

Total Assets	$154,354,460	$11,614,353	$1,285	$165,970,098
Other Financial Instruments*
Unrealized appreciation on futures contracts	$2,883,140	$—	$—	$2,883,140

Total	$2,883,140	$—	$—	$2,883,140

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements International Portfolio (1)
Assets
Common Stocks	$52,611,435	$95,959,296	$—	$148,570,731
Real Estate Investment Trusts	10,021,600	—	—	10,021,600
Money Market Funds	2,336,215	—	—	2,336,215
U.S. Treasury Bills	—	5,998,167	—	5,998,167
Investments Purchased with the Cash Proceeds from Securities Lending	808,464	—	—	808,464

Total Assets	$65,777,714	$101,957,463	$—	$167,735,177
Other Financial Instruments*
Unrealized appreciation on futures contracts	$1,939,011	$—	$—	$1,939,011
Unrealized depreciation on futures contracts	(385,309)	—	—	(385,309)
Unrealized appreciation on swap contracts	—	2,950,511	—	2,950,511
Unrealized depreciation on swap contracts	—	(8,260,161)	—	(8,260,161)

Total	$1,553,702	$(5,309,650)	$—	$(3,755,948)

Elements International Small Cap Portfolio (1)
Assets
Common Stocks	$33,005,053	$120,082,621	$—	$153,087,674
Preferred Stocks	10,883	476,902	—	487,785
Real Estate Investment Trusts	6,192,974	—	—	6,192,974
Rights	—	—	111,084	111,084
Money Market Funds	2,590,612	—	—	2,590,612
Investments Purchased with the Cash Proceeds from Securities Lending	4,239,580	—	—	4,239,580

Total Assets	$46,039,102	$120,559,523	$111,084	$166,709,709
Other Financial Instruments*
Unrealized appreciation on futures contracts	$506,507	$—	$—	$506,507
Unrealized depreciation on futures contracts	(389,543)	—	—	(389,543)
Unrealized appreciation on swap contracts	—	3,596,762	—	3,596,762
Unrealized depreciation on swap contracts	—	(1,979,473)	—	(1,979,473)

Total	$116,964	$1,617,289	$—	$1,734,253

Elements Emerging Markets Portfolio (1)
Assets
Common Stocks	$85,534,600	$112,211,270	$—	$197,745,870
Preferred Stocks	—	988,159	—	988,159
Real Estate Investment Trusts	13,480,715	—	—	13,480,715
Money Market Funds	11,355,952	—	—	11,355,952
U.S. Treasury Bills	—	8,192,239	—	8,192,239
Investments Purchased with the Cash Proceeds from Securities Lending	3,032,640	—	—	3,032,640

Total Assets	$113,403,907	$121,391,668	$—	$234,795,575
Other Financial Instruments*
Unrealized appreciation on futures contracts	$6,139,226	$—	$—	$6,139,226
Unrealized appreciation on swap contracts	—	2,269,295	—	2,269,295
Unrealized depreciation on swap contracts	—	(7,329,125)	—	(7,329,125)

Total	$6,139,226	$(5,059,830)	$—	$1,079,396

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

Below is a reconciliation that details the activity of securities in Level 3 during the year ended May 31, 2020:

	BEGINNING BALANCE — JUNE 1, 2019	ACQUISITIONS	DISPOSITIONS	REALIZED GAINS/ (LOSSES)	RETURN OF CAPITAL	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	TRANSFERS IN/(OUT) OF LEVEL 3	ENDING BALANCE — MAY 31, 2020
Elements U.S. Small Cap Portfolio:
Common Stocks	$3,482	$—	$(7,398)	$7,398	$—	$(3,210)	$—	$272
Rights	8,024	—	(8,254)	8,254	—	(7,011)	—	$1,013
Elements International Portfolio:
Rights	18,089	—	(18,207)	—	—	118	—	$—
Elements International Small Cap Portfolio:
Common Stocks	495,978	—	(90,763)	(409)	—	(404,806)	—	$—
Rights	33,653	63,406	—	—	—	14,025	—	$111,084
Swap Contracts*	(4,494)	—	1,213	(1,213)	—	4,494	—	—
Elements Emerging Markets Portfolio:
Rights	—	—	—	—	—	—	—	$—
Swap Contracts*	884,207	—	(3,447,169)	3,447,169	—	(918,271)	34,064	—

*	Swap contracts are derivatives. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

As of May 31, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(3,210) and $(84) for common stocks and rights, respectively, in the Elements International Portfolio was $0 for rights, in the Elements International Small Cap Portfolio were $(389,774), $(14,739), and $0 for common stocks, rights, and swap contracts, respectively, and in the Elements Emerging Markets Portfolio was $0 and $0 for rights, and swap contracts, respectively.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.

Derivative Transactions — All of the Portfolios engage in futures transactions while all of the Portfolios except the U.S. Portfolio engage in swap transactions. These transactions were for speculative purposes, to maintain liquidity, hedge equity and foreign exchange rate exposure or to earn an enhanced return during the year ended May 31, 2020.

Futures Contracts — All of the Portfolios may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

The average notional amount of futures contracts held during the year ended May 31, 2020, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long futures contracts
Equity index contracts	$29,181,812	$16,951,699	$11,651,858	$9,789,458	$89,777,338
Foreign currency contracts	—	—	95,121,284	51,687,270	—
Total long futures contracts	$29,181,812	$16,951,699	$106,773,142	$61,476,728	$89,777,338

Total Return Swaps — All of the Portfolios may enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Portfolios use swaps for both speculative and hedging purposes.

The average notional amount of total return swaps held during the year ended May 31, 2020, were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Long Swap Contracts
Equity contracts	$—	$—	$81,052,097	$46,624,628	$59,144,420
Futures contracts	—	—	5,340,813	—	3,242,395
Total long swap contracts	$—	$—	$86,392,910	$46,624,628	$62,386,815
Short Swap Contracts
Equity contracts	$—	$4,683,180	$87,161,615	$48,728,575	$133,147,778
Total short swap contracts	$—	$4,683,180	$87,161,615	$48,728,575	$133,147,778

Forward Currency Contracts — All of the Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date, or in the case of a non-deliverable contract, to settle the equivalent in U.S. dollars. The Portfolio’s net equity therein, represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. None of the Portfolios entered into forward contracts during the year ended May 31, 2020.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

The tables below reflect the values of the derivative assets and liabilities as reflected in each Portfolio’s Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	$606,315

Elements U.S. Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	2,883,140

Elements International Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	1,536,689
Foreign exchange contracts	Net assets—Unrealized appreciation*	402,322
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	2,926,649
Futures contracts	Unrealized appreciation on swap contracts**	23,862

Elements International Small Cap Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	174,036
Foreign exchange contracts	Net assets—Unrealized appreciation*	332,472
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	3,596,762

Elements Emerging Markets Portfolio
Futures
Equity contracts	Net assets—Unrealized appreciation*	6,139,226
Swaps
Equity contracts	Unrealized appreciation on swap contracts**	2,269,295

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements International Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	$(385,309)
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(3,016,400)
Futures contracts	Unrealized depreciation on swap contracts**	(5,243,761)

Elements International Small Cap Portfolio
Futures
Foreign exchange contracts	Net assets—Unrealized depreciation*	(389,543)
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(1,979,473)

Elements Emerging Markets Portfolio
Swaps
Equity contracts	Unrealized depreciation on swap contracts**	(7,329,125)

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Schedule of Investments.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

The tables below reflect the effect of derivative instruments on the Statement of Operations for the year ended May 31, 2020.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$(3,678,275)	$—	$(3,678,275)

Elements U.S. Small Cap Portfolio
Equity contracts	(2,780,218)	200,336	(2,579,882)

Elements International Portfolio
Equity contracts	1,463,394	4,002,619	5,466,013
Foreign exchange contracts	(9,472,174)	—	(9,472,174)

Elements International Small Cap Portfolio
Equity contracts	5,921,325	(387,810)	5,533,515
Foreign exchange contracts	(3,963,155)	—	(3,963,155)

Elements Emerging Markets Portfolio
Equity contracts	(18,921,742)	9,339,834	(9,581,908)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL
Elements U.S. Portfolio
Equity contracts	$1,430,593	$—	$1,430,593

Elements U.S. Small Cap Portfolio
Equity contracts	3,815,941	285,670	4,101,611

Elements International Portfolio
Equity contracts	1,984,667	(16,313,795)	(14,329,128)
Foreign exchange contracts	5,287,137	—	5,287,137

Elements International Small Cap Portfolio
Equity contracts	326,640	(3,495,144)	(3,168,504)
Foreign exchange contracts	2,093,195	—	2,093,195

Elements Emerging Markets Portfolio
Equity contracts	10,049,023	(15,052,891)	(5,003,868)

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Portfolios are each subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Portfolios to individually close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements International Portfolio
Total return swap contracts	$2,950,511	$—	$2,950,511	$(770,558)	$—	$2,179,953
	$2,950,511	$—	$2,950,511	$(770,558)	$—	$2,179,953
Elements International Small Cap Portfolio
Total return swap contracts	$3,596,762	$—	$3,596,762	$(1,068,238)	$(2,237,600)	$290,924
	$3,596,762	$—	$3,596,762	$(1,068,238)	$(2,237,600)	$290,924
Elements Emerging Markets Portfolio
Total return swap contracts	$2,269,295	$—	$2,269,295	$(1,923,612)	$—	$345,683
	$2,269,295	$—	$2,269,295	$(1,923,612)	$—	$345,683

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL POSTED	NET AMOUNT
Elements U.S. Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements U.S. Small Cap Portfolio
Total return swap contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Elements International Portfolio
Total return swap contracts	$8,260,161	$—	$8,260,161	$(770,558)	$(7,150,867)	$338,736
	$8,260,161	$—	$8,260,161	$(770,558)	$(7,150,867)	$338,736
Elements International Small Cap Portfolio
Total return swap contracts	$1,979,473	$—	$1,979,473	$(1,068,238)	$(575,666)	$335,569
	$1,979,473	$—	$1,979,473	$(1,068,238)	$(575,666)	$335,569
Elements Emerging Markets Portfolio
Total return swap contracts	$7,329,125	$—	$7,329,125	$(1,923,612)	$(5,029,143)	$376,370
	$7,329,125	$—	$7,329,125	$(1,923,612)	$(5,029,143)	$376,370

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements cannot be known; however, the Portfolios expect any risk of loss to be remote.

(e) Federal Income Taxes. The Portfolios qualify and intend to continue to qualify as regulated investment companies (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Portfolios will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders. The Portfolios intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Portfolios each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions. The Portfolios’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Portfolios do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio invest primarily in foreign-issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Portfolios invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Portfolios are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(h) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities. The Portfolios may invest a portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(j) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Portfolios is generally made up of net investment income, capital gains, and return of capital. It is the policy of the

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

Portfolios to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolios’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Securities Lending. The Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio entered into securities lending arrangements with Securities Finance Trust Company (a “securities lending agent”). The Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio entered into securities lending arrangements with Brown Brothers Harriman & Co. (a “securities lending agent”). Under the terms of the agreements, the securities lending agent is authorized to loan securities on behalf of the Portfolios to approved borrowers. In exchange, the Portfolios receive collateral in the amount of 102% of the value of securities loaned for domestic securities and 105% of the value of securities loaned with respect to foreign securities and the loans are marked to market daily. The Portfolios’ cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolios may lose money and there may be a delay in recovering securities. In addition, the Portfolios bear the risk of loss associated with the investment of collateral received. After predetermined rebates to borrowers, a percentage of the net securities lending revenue is credited to the applicable Portfolio. The securities lending agent is paid a fee for administering a securities lending program for the Portfolios, equal to a predetermined percentage of such net securities lending revenues. Securities lending income is disclosed in the Portfolios’ Statement of Operations.

(l) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each portfolio are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.10% of average daily net assets of the Class M shares.

(m) COVID-19. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Portfolios intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share. Permanent differences for the year ended May 31, 2020, were primarily attributable to differences in the book and tax treatment of foreign currencies realized gains and losses, distributions from real estate investment trusts and investment in passive foreign investment companies.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

For the year ended May 31, 2020, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Portfolios’ net assets as follows:

PORTFOLIO	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Elements U.S. Portfolio	$(11,550,046)	$11,550,046
Elements U.S. Small Cap Portfolio	—	—
Elements International Portfolio	1	(1)
Elements International Small Cap Portfolio	(1)	1
Elements Emerging Markets Portfolio	—	—

As of May 31, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Tax cost of Investments	$387,222,783	$135,034,604	$170,620,737	$158,743,898	$232,789,656
Unrealized Appreciation	106,786,707	46,181,799	15,842,857	27,325,700	22,702,180
Unrealized Depreciation	(38,674,829)	(15,246,303)	(24,226,975)	(17,909,121)	(25,758,719)
Net unrealized appreciation (depreciation)	68,111,878	30,935,496	(8,384,118)	9,416,579	(3,056,539)
Undistributed Ordinary Income	6,967,918	805,059	7,204,950	3,092,009	4,571,682
Undistributed Long Term Capital Gains/(Capital Loss Carryover)	7,043,280	(36,961,425)	(78,359,765)	(54,490,637)	(62,200,915)
Distributable earnings	14,011,198	(36,156,366)	(71,154,815)	(51,398,628)	(57,629,233)
Other accumulated loss	—	—	—	—	—
Total accumulated gain/(loss)	$82,123,076	$(5,220,870)	$(79,538,933)	$(41,982,049)	$(60,685,772)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily attributable to passive foreign investments and wash sales loss deferrals.

The tax character of distributions paid during the year ended May 31, 2020 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Elements U.S. Portfolio	$18,160,991	$18,338,394	$—	$36,499,385
Elements U.S. Small Cap Portfolio	5,159,407	—	—	5,159,407
Elements International Portfolio	13,599,742	—	—	13,599,742
Elements International Small Cap Portfolio	8,147,413	—	—	8,147,413
Elements Emerging Markets Portfolio	11,200,566	—	—	11,200,566

The tax character of distributions paid during the year ended May 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Elements U.S. Portfolio	$13,665,103	$—	$—	$13,665,103
Elements U.S. Small Cap Portfolio	6,907,090	—	—	6,907,090
Elements International Portfolio	13,124,905	—	—	13,124,905
Elements International Small Cap Portfolio	4,537,212	—	—	4,537,212
Elements Emerging Markets Portfolio	6,035,261	—	—	6,035,261

Each of the Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gains to zero.

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

At May 31, 2020 certain Portfolios have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Elements U.S. Portfolio	$—	$—	$—
Elements U.S. Small Cap Portfolio	(21,088,499)	(15,872,926)	(36,961,425)
Elements International Portfolio	(45,140,511)	(33,219,254)	(78,359,765)
Elements International Small Cap Portfolio	(31,793,116)	(22,697,521)	(54,490,637)
Elements Emerging Markets Portfolio	(34,644,124)	(27,556,791)	(62,200,915)

The Portfolios elect not to defer, where applicable, Late Year Ordinary Losses incurred between January 1, 2020 and May 31, 2020 and Post-October Capital Losses incurred between November 1, 2019 and May 31, 2020.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the year ended May 31, 2020. As of May 31, 2020 open tax years include the periods ended May 31, 2018, 2019, and 2020. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Portfolios did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Portfolios’ investment adviser, and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Portfolios.

As compensation for its services, the Adviser is paid by each of the Portfolios a fee, computed daily and paid monthly in arrears, at the annual rate of 0.30% of the average daily net assets for the Elements U.S. Portfolio, 0.50% of the average daily net assets for the Elements U.S. Small Cap Portfolio, 0.45% of the average daily net assets for the Elements International Portfolio, 0.55% of the average daily net assets of the Elements International Small Cap Portfolio, and 0.60% of the average daily net assets of the Elements Emerging Markets Portfolio.

Effective October 1, 2019 and through September 30, 2022 for the Portfolios, the Adviser has agreed to waive its management fee in its entirety. In addition, effective October 1, 2019 through September 30, 2020 the Adviser has agreed to pay or otherwise bear operating and other expenses of the applicable Portfolio or a share class thereof (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the applicable share class to the percentage specified below of the average daily net assets attributable to such class.

PORTFOLIO	EXPENSE CAP
Elements U.S. Portfolio	0.15% for Class M Shares
Elements U.S. Small Cap Portfolio	0.05% for Class Y Shares

Elements International Portfolio
Elements International Small Cap Portfolio	0.20% for Class M Shares
Elements Emerging Markets Portfolio	0.10% for Class Y Shares

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

As of May 31, 2020, the amounts waived or reimbursed by the Adviser during the fiscal year ended with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were as follows:

PORTFOLIO	AMOUNTS WAIVED FOR THE FISCAL PERIOD ENDED MAY 31, 2020
Elements U.S. Portfolio—Class M	$2,973,686
Elements U.S. Portfolio—Class Y	210,802
Elements U.S. Small Cap Portfolio—Class M	1,775,305
Elements U.S. Small Cap Portfolio—Class Y	104,627
Elements International Portfolio—Class M	2,131,875
Elements International Portfolio—Class Y	12,842
Elements International Small Cap Portfolio—Class M	1,886,791
Elements International Small Cap Portfolio—Class Y	20,091
Elements Emerging Markets Portfolio—Class M	2,469,849
Elements Emerging Markets Portfolio—Class Y	21,590

As of October 1, 2019, expenses reimbursed by the Adviser, not including advisory fees waived, on or after such date will be available for recoupment to the extent that the expenses for the Portfolio after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment. However, the Adviser shall not be permitted to recoup any such expenses beyond three years from the month end in which the Adviser reimbursed an expense. As of May 31, 2020, the amounts available to be recouped by the Adviser with respect to the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio were as follows:

PORTFOLIO	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY MAY 31, 2023)
Elements U.S. Portfolio—Class M	$381,767
Elements U.S. Portfolio—Class Y	20,682
Elements U.S. Small Cap Portfolio—Class M	610,485
Elements U.S. Small Cap Portfolio—Class Y	28,253
Elements International Portfolio—Class M	580,677
Elements International Portfolio—Class Y	3,099
Elements International Small Cap Portfolio—Class M	977,693
Elements International Small Cap Portfolio—Class Y	5,651
Elements Emerging Markets Portfolio—Class M	596,141
Elements Emerging Markets Portfolio—Class Y	3,140

(b) Custodian, Administrator and Transfer Agent. The custodians to the Trust are U.S. Bank, N.A for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio and Brown Brothers Harriman & Co. for the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Portfolios’ distributor.

5. Distribution Plan

The Class M Shares of the Portfolios pay Rule 12b-1 fees to compensate financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”)

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

adopted by each Portfolio, with respect to its class M shares, at the maximum annual rate of 0.25% of such Portfolio’s average daily net assets attributable to Class M. Class M Shares of each Portfolio currently pay a rate of 0.10% of the average daily net assets attributable to Class M shares and may not pay at a higher rate unless authorized to do so by the Board (not to exceed 0.25%). These fees are paid out of each Portfolio’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Portfolio’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment in Class M shares of the Portfolios and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees. The Adviser performs certain services and incurs certain expenses with respect to the promotion of the Portfolios’ Class M shares and the servicing of Class M shareholders. If amounts remain from the 12b-1 fees after the Distributor has paid the intermediaries, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears in connection with the distribution of the Portfolios’ Class M shares. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Portfolios will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the year ended May 31, 2020, aggregate purchases and sales of securities (excluding short-term securities) by the Portfolios were as follows:

	ELEMENTS U.S. PORTFOLIO	ELEMENTS U.S. SMALL CAP PORTFOLIO	ELEMENTS INTERNATIONAL PORTFOLIO	ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO	ELEMENTS EMERGING MARKETS PORTFOLIO
Purchases	$310,343,969	$46,543,164	$132,557,635	$123,256,747	$298,037,464
Sales	791,315,911	215,976,512	532,218,531	237,028,386	387,801,725
U.S. Government Security Purchases	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—

8. Capital Share Transactions

ELEMENTS U.S. PORTFOLIO - CLASS M	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019
Shares sold	13,922,689	33,337,508
Shares issued to holders in reinvestment of dividends	2,445,761	1,183,953
Shares redeemed	(62,796,449)	(37,631,660)
Net increase/(decrease) in shares	(46,427,999)	(3,110,199)
Shares outstanding:
Beginning of period	78,360,141	81,470,340
End of period	31,932,142	78,360,141

ELEMENTS U.S. PORTFOLIO - CLASS Y(1)	YEAR ENDED MAY 31, 2020	PERIOD ENDED MAY 31, 2019
Shares sold	398,406	6,512,365
Shares issued to holders in reinvestment of dividends	172,973	—
Shares redeemed	(515,465)	(1,632,654)
Net increase in shares	55,914	4,879,711
Shares outstanding:
Beginning of period	4,879,711	—
End of period	4,935,625	4,879,711

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

ELEMENTS U.S. SMALL CAP PORTFOLIO - CLASS M	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019
Shares sold	6,942,628	10,805,093
Shares issued to holders in reinvestment of dividends	405,374	646,434
Shares redeemed	(23,503,588)	(24,519,155)
Net increase/(decrease) in shares	(16,155,586)	(13,067,628)
Shares outstanding:
Beginning of period	32,927,797	45,995,425
End of period	16,772,211	32,927,797

ELEMENTS U.S. SMALL CAP PORTFOLIO - CLASS Y(1)	YEAR ENDED MAY 31, 2020	PERIOD ENDED MAY 31, 2019
Shares sold	464,253	3,294,419
Shares issued to holders in reinvestment of dividends	76	—
Shares redeemed	(2,387,035)	(903,342)
Net increase in shares	(1,922,706)	2,391,077
Shares outstanding:
Beginning of period	2,391,077	—
End of period	468,371	2,391,077

ELEMENTS INTERNATIONAL PORTFOLIO - CLASS M	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019
Shares sold	8,759,311	51,832,112
Shares issued to holders in reinvestment of dividends	1,152,339	1,263,392
Shares redeemed	(54,094,382)	(45,193,831)
Net increase in shares	(44,182,732)	7,901,673
Shares outstanding:
Beginning of period	61,454,935	53,553,262
End of period	17,272,203	61,454,935

ELEMENTS INTERNATIONAL PORTFOLIO - CLASS Y(1)	YEAR ENDED MAY 31, 2020	PERIOD ENDED MAY 31, 2019
Shares sold	485,909	4,033
Shares issued to holders in reinvestment of dividends	135	—
Shares redeemed	—	—
Net increase in shares	486,044	4,033
Shares outstanding:
Beginning of period	4,033	—
End of period	490,077	4,033

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO - CLASS M	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019
Shares sold	16,077,025	24,159,117
Shares issued to holders in reinvestment of dividends	702,874	433,226
Shares redeemed	(30,451,957)	(13,105,334)
Net increase in shares	(13,672,058)	11,487,009
Shares outstanding:
Beginning of period	31,826,335	20,339,326
End of period	18,154,277	31,826,335

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO - CLASS Y(1)	YEAR ENDED MAY 31, 2020	PERIOD ENDED MAY 31, 2019
Shares sold	501,002	1,878
Shares issued to holders in reinvestment of dividends	61	—
Shares redeemed	—	—
Net increase in shares	501,063	1,878
Shares outstanding:
Beginning of period	1,878	—
End of period	502,941	1,878

ELEMENTS EMERGING MARKETS PORTFOLIO - CLASS M	YEAR ENDED MAY 31, 2020	YEAR ENDED MAY 31, 2019
Shares sold	10,100,404	27,472,249
Shares issued to holders in reinvestment of dividends	1,011,851	571,656
Shares redeemed	(23,666,127)	(15,749,206)
Net increase in shares	(12,553,872)	12,294,699
Shares outstanding:
Beginning of period	38,216,288	25,921,589
End of period	25,662,416	38,216,288

ELEMENTS EMERGING MARKETS PORTFOLIO - CLASS Y(1)	YEAR ENDED MAY 31, 2020	PERIOD ENDED MAY 31, 2019
Shares sold	513,347	4,588
Shares issued to holders in reinvestment of dividends	145	—
Shares redeemed	(1)	—
Net increase in shares	513,491	4,588
Shares outstanding:
Beginning of period	4,588	—
End of period	518,079	4,588

(1)	Class Y commenced operations on April 1, 2019.

9. Financing

The Elements U.S. Portfolios may obtain leverage through borrowings in seeking to achieve their investment objectives. As of May 31, 2020, the Elements U.S. Portfolio and Elements U.S. Small Cap Portfolio, along with two other series of the Trust advised by the Adviser (the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”) and the Stone Ridge U.S. Hedged Equity Fund (the “Hedged Equity Fund”), shared an umbrella line of credit with a maximum withdrawal capacity of the lesser of (1) $50,000,000 across all Stone Ridge Trust funds less any loans outstanding with Stone Ridge Trust III to the extent such loans exceed $25,000,000 or (2) (a) for funds with a secured line of credit, 33.3% of the net market value of the collateral posted by the fund or (b) for funds with an unsecured line of credit, 33.3% of the net assets of the fund. For the High Yield Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017—October 24, 2020. For the Hedged Equity Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018—October 24, 2020.

Through the year ended May 31, 2020, the Elements U.S. Portfolio’s maximum borrowing was $19,800,000 and average borrowing was $189,891. This borrowing resulted in interest expenses of $4,344 at a weighted average interest rate of 2.25% and is included in “Other expenses” on the Elements U.S. Portfolio’s Statement of Operations. As of May 31, 2020, the Elements U.S. Portfolio did not have an outstanding loan balance.

Through the year ended May 31, 2020, the Elements U.S. Small Cap Portfolio’s maximum borrowing was $3,800,000 and average borrowing was $34,180. This borrowing resulted in interest expenses of $818 at a weighted average interest

Elements Portfolios	Annual Report	May 31, 2020

Notes to Financial Statements	May 31, 2020

rate of 2.60% and is included in “Other expenses” on the Elements U.S. Small Cap Portfolio’s Statement of Operations. As of May 31, 2020, the Elements U.S. Small Cap Portfolio did not have an outstanding loan balance.

10. Subsequent Events Evaluation

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Elements Portfolios	Annual Report	May 31, 2020

Report of Independent Registered Public Accounting Firm

To the Shareholders of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio, and Elements Emerging Markets Portfolio and the Board of Trustees of Stone Ridge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio, and Elements Emerging Markets Portfolio (collectively referred to as the “Portfolios”), (five of the portfolios constituting Stone Ridge Trust (the “Trust”)), including the schedules of investments, as of May 31, 2020, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (five of the Portfolios constituting the Trust) at May 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio comprising the Stone Ridge Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Elements U.S. Portfolio Elements U.S. Small Cap Portfolio	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the three years in the period ended May 31, 2020 and the period from April 3, 2017 (commencement of operations) through May 31, 2017

Elements International Portfolio Elements International Small Cap Portfolio	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the three years in the period ended May 31, 2020 and the period from May 1, 2017 (commencement of operations) through May 31, 2017

Elements Emerging Markets Portfolio	For the year ended May 31, 2020	For each of the two years in the period ended May 31, 2020	For each of the three years in the period ended May 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to fraud or error. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Elements Portfolios	Annual Report	May 31, 2020

Report of Independent Registered Public Accounting Firm

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures including examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluation the accounting principles used and significant estimated made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota

July 29, 2020

Elements Portfolios	Annual Report	May 31, 2020

Expense Examples (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Portfolio expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 through May 31, 2020.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Portfolios’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each Portfolio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Elements U.S. Portfolio — Class M

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$963.10	$0.74
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.25	$0.76

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15% for Elements U.S. Portfolio — Class M, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements U.S. Portfolio — Class Y

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$964.10	$0.25
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.75	$0.25

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05% for Elements U.S. Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements Portfolios	Annual Report	May 31, 2020

Expense Examples (Unaudited)

Elements U.S. Small Cap Portfolio — Class M

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$847.70	$0.69
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.25	$0.76

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.15% for Elements U.S. Small Cap Portfolio — Class M, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements U.S. Small Cap Portfolio — Class Y

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$849.70	$0.23
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.75	$0.25

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.05% for Elements U.S. Small Cap Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements International Portfolio — Class M

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$898.00	$1.14
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.80	$1.21

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.24% for Elements International Portfolio — Class M, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements International Portfolio — Class Y

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$899.30	$0.66
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.30	$0.71

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.14% for Elements International Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements Portfolios	Annual Report	May 31, 2020

Expense Examples (Unaudited)

Elements International Small Cap Portfolio — Class M

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$883.30	$1.13
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.80	$1.21

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.24% for Elements International Small Cap Portfolio — Class M, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements International Small Cap Portfolio — Class Y

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$883.30	$0.66
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.30	$0.71

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.14% for Elements International Small Cap Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements Emerging Markets Portfolio — Class M

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$1,045.50	$1.18
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,023.85	$1.16

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.22% for Elements Emerging Markets Portfolio — Class M, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements Emerging Markets Portfolio — Class Y

	BEGINNING ACCOUNT VALUE DECEMBER 1, 2019	ENDING ACCOUNT VALUE MAY 31, 2020	EXPENSES PAID DURING PERIOD* DECEMBER 1, 2019 – MAY 31, 2020
Actual	$1,000.00	$908.30	$0.57
Hypothetical (5% annual return before expenses)*	$1,000.00	$1,024.40	$0.61

*

Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.12% for Elements Emerging Markets Portfolio — Class Y, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Elements Portfolios	Annual Report	May 31, 2020

Additional Information (Unaudited)

1. Disclosure Regarding Trustees and Officers

Independent Trustees
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(2)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing) since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	57	None.

Daniel Charney (1970)	Trustee	since 2012	Co-President, Cowen and Company, Cowen, Inc. (financial services firm) since 2012	57	None.

Interested Trustee
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(2)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(3) (1969)	Trustee, Chairman	since 2012	Founder and Chief Executive Officer of Stone Ridge since 2012	57	None.

(1)	Each Trustee serves until resignation or removal from the Board.
(2)

The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045 and trusts that invest substantially all of their assets in a series of Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045, other investment companies managed by the Adviser.

(3)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Fund toll free at 1.855.609.3680

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012.

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016; prior to that Associate at Ropes & Gray LLP (law firm).

Elements Portfolios	Annual Report	May 31, 2020

Additional Information (Unaudited)

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1)(2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015; prior to that Controller at Owl Creek Asset Management L.P. (investment advisory firm).

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

David Thomas (1980)	Assistant Treasurer	since 2018	Member of Operations at the Adviser, since 2015; prior to that member of Operations at KCG Holdings, Inc. (financial services firm).

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018; prior to that Treasury Manager at Eton Park Capital Management (investment advisory firm).

Cathleen Hu (1983)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2015; prior to that Clearing Manager at KCG Holdings, Inc. (financial services firm).

Domingo Encarnacion (1983)	Assistant Treasurer	since January 2020	Tax Manager at the Adviser, since 2016; prior to that Tax Manager at PricewaterhouseCoopers LLP (public accounting firm).

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	Each of the Officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each Officer is indefinite.

2. Shareholder Notification of Federal Tax Status

For the fiscal year ended May 31, 2020, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Elements U.S. Portfolio	100.00%
Elements U.S. Small Cap Portfolio	100.00%
Elements International Portfolio	93.87%
Elements International Small Cap Portfolio	88.59%
Elements Emerging Markets Portfolio	72.17%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended May 31, 2019 was as follows:

Elements U.S. Portfolio	100.00%
Elements U.S. Small Cap Portfolio	100.00%
Elements International Portfolio	12.74%
Elements International Small Cap Portfolio	14.06%
Elements Emerging Markets Portfolio	32.33%

Elements Portfolios	Annual Report	May 31, 2020

Additional Information (Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	0.00%
Elements U.S. Small Cap Portfolio	0.00%
Elements International Portfolio	0.00%
Elements International Small Cap Portfolio	0.00%
Elements Emerging Markets Portfolio	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Portfolio was as follows:

Elements U.S. Portfolio	3.74%
Elements U.S. Small Cap Portfolio	6.92%
Elements International Portfolio	2.77%
Elements International Small Cap Portfolio	4.52%
Elements Emerging Markets Portfolio	2.58%

Pursuant to Section 853 of the Internal Revenue Code, the following Portfolios elect to pass-through to shareholders the credit for taxes paid to eligible foreign countries, which may be less than the actual amount paid for financial statement purposes.

			PER SHARE
FUND	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	GROSS FOREIGN SOURCE INCOME	FOREIGN TAXES PASSTHROUGH	SHARES OUTSTANDING AT 5/31/2019
Elements International Portfolio	6,572,711	610,784	0.3700375791	0.034386557	17,762,280
Elements International Small Cap Portfolio	4,038,959	390,656	0.2164823668	0.020938620	18,657,218
Elements Emerging Markets Portfolio	7,975,466	1,022,617	0.3046339059	0.039060275	26,180,495

3. Availability of Quarterly Portfolio Holdings Schedules

The Portfolios are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available without charge on the SEC’s website, www.sec.gov or upon request by calling 1.855.609.3680.

4. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website www.sec.gov. The Portfolios are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Elements Portfolios	Annual Report	May 31, 2020

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Elements Portfolios P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.elementsfunds.com	XXANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not included as “audit services”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning including review of the Portfolios’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” refer to the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2020	FYE 5/31/2019
Audit Fees	$196,750	$196,750
Audit-Related Fees	—	—
Tax Fees	98,000	96,250
All Other Fees	—	—

To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible non-audit services rendered to Stone Ridge Asset Management LLC (the “Investment Adviser”) or to various entities either controlling, controlled by, or under common control with the Investment Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

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The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 5/31/2020	FYE 5/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s Investment Adviser and any entity controlling, controlled by, or under common control with the registrant’s Investment Adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant. The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s Investment Adviser and any entity controlling, controlled by, or under common control with the registrant’s Investment Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2020	FYE 5/31/2019
Registrant	$98,000	$96,250
Registrant’s Investment Adviser	$235,114	$227,113

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	8/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	8/6/2020

By (Signature and Title)	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	8/6/2020

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